AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 2, 1999
                                                     REGISTRATION NO. 333-69431



                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549



                         PRE-EFFECTIVE AMENDMENT NO. 1

                                       TO

                                    FORM S-6

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                               -----------------

                         SELECT*LIFE VARIABLE ACCOUNT
                     (Exact Name of Unit Investment Trust)



                       RELIASTAR LIFE INSURANCE COMPANY
                              (Name of Depositor)



                                Stewart D. Gregg
                                    Counsel
                        ReliaStar Life Insurance Company
                           20 Washington Avenue South
                          Minneapolis, Minnesota 55401



                               -----------------



It is proposed that this filing will become effective


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on (date) pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[ ] on (date) pursuant to paragraph (a) of Rule 485


Title of securities being registered: Variable life insurance contracts issued by a registered separate account.

Approximate date of Proposal Public Offering: As soon as practicable after the Registration Statement becomes effective.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                         SELECT*LIFE VARIABLE ACCOUNT


                             CROSS REFERENCE SHEET
                        (RECONCILIATION AND TIE SHEET)




 ITEM NUMBER OF
  FORM N-8B-2     HEADING IN THE PROSPECTUS
---------------   --------------------------------------------------
        1         Cover Page
        2         Cover Page
        3         Not Applicable
        4         Distribution of the Policies
        5         ReliaStar Life Insurance
                  Company and the Variable Account
        6         The Variable Account
        7         Not Applicable
        8         Not Applicable
        9         Not Applicable
       10         Summary; Death Benefit; Payment and Allocation
                  of Premiums; Death Benefit Guarantee;
                  Accumulation Value; Policy Lapse and
                  Reinstatement; Surrender Benefits; Additional
                  Information on the Investments of the Variable
                  Account; Transfers; Policy Loans; Free Look and
                  Conversion Rights; Voting Rights; General
                  Provisions; Appendix A; Appendix B
       11         Deductions and Charges; Investments of the
                  Variable Account
       12         Additional Information on the Investments of the
                  Variable Account
       13         Deductions and Charges
       14         The Policies; General Provisions; Distribution of
                  the Policies
       15         Payment and Allocation of Premiums; Additional
                  Information on the Investments of the Variable
                  Account
       16         Payment and Allocation of Premiums; Surrender
                  Benefits; Additional Information on the
                  Investments of the Variable Account
       17         Surrender Benefits; Policy Loans; Free Look and
                  Conversion Rights; General Provisions
       18         The Variable Account; Additional Information on
                  the Investments of the Variable Account; Payment
                  and Allocation of Premiums
       19         Voting Rights; General Provisions
       20         Not Applicable
       21         Policy Loans

 ITEM NUMBER OF
  FORM N-8B-2     HEADING IN THE PROSPECTUS
---------------   -------------------------------------------------
       22         Not Applicable
       23         Bonding Arrangements
       24         Definitions; General Provisions
       25         ReliaStar Life Insurance Company
       26         Not Applicable
       27         ReliaStar Life Insurance Company; Other
                  Contracts Issued by Us
       28         Management
       29         ReliaStar Life Insurance Company
       30         Not Applicable
       31         Not Applicable
       32         Not Applicable
       33         Not Applicable
       34         Not Applicable
       35         Not Applicable
       36         Not Applicable
       37         Not Applicable
       38         Distribution of the Policies
       39         Distribution of the Policies
       40         Distribution of the Policies
       41         Distribution of the Policies
       42         Management
       43         Not Applicable
       44         Additional Information on the Investments of the
                  Variable Account; Payment and Allocation of
                  Premiums; Deductions and Charges
       45         Not Applicable
       46         Additional Information on the Investments of the
                  Variable Account; Deductions and Charges
       47         Additional Information on the Investments of the
                  Variable Account
       48         ReliaStar Life Insurance Company; State
                  Regulation
       49         Not Applicable
       50         The Variable Account
       51         Cover Page; The Policies; Death Benefit; Payment
                  and Allocation of Premiums; Deductions and Charges; Policy Lapse and Reinstatement;
                  General Provisions; Free Look and Conversion
                  Rights

 ITEM NUMBER OF
  FORM N-8B-2     HEADING IN THE PROSPECTUS
---------------   -------------------------------------------------
       52         Additional Information on the Investments of the
                  Variable Account
       53         Federal Tax Matters
       54         Not Applicable
       55         Not Applicable
       56         Not Applicable
       57         Not Applicable
       58         Not Applicable
       59         Financial Statements

                                [LOGO] RELIASTAR

                           20 Washington Avenue South
                         Minneapolis, Minnesota 55401


                         ---------------------------

                                 FLEXDESIGN VUL


               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
                                   ISSUED BY
                         SELECT*LIFE VARIABLE ACCOUNT
                                      OF
                       RELIASTAR LIFE INSURANCE COMPANY


     ReliaStar Life Insurance Company is offering the flexible premium variable life insurance policy (FlexDesign VUL) described in this prospectus. ReliaStar designed the Policy to provide (1) a death benefit payable when the insured person dies; and (2) maximum flexibility regarding premium payments and death benefits. Subject to certain restrictions, Policy owners may:


     o    vary the frequency and amount of premium payments;

     o increase or decrease the level of death benefits payable under the Policy; and

     o    allocate premiums to:

          -- the Fixed Account, an account that provides a minimum specified rate of interest; and

          -- Sub-Accounts of Select*Life Variable Account, a variable account allowing you to invest in certain portfolios of the following
             Funds:

The Alger American Fund                          Neuberger Berman Advisers Management Trust
Fidelity Variable Insurance Products Fund        Northstar Galaxy Trust
Fidelity Variable Insurance Products Fund II     OCC Accumulation Trust
Janus Aspen Series                               Putnam Variable Trust

     If you allocate net premiums to Sub-Accounts of Select*Life Variable Account, the amount of the Policy's death benefit may, and the total value attributed to a Policy will, vary to reflect the investment performance of the Sub-Accounts you select.

     The Policy's primary purpose is to provide insurance protection for the beneficiary. ReliaStar does not claim that investing in the Policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

     Generally, the Policy will remain in force as long as the cash surrender value (that is, the amount that ReliaStar would pay if you surrender the Policy) is sufficient to pay certain monthly charges. However, under certain circumstances the Policy provides a death benefit guarantee that allows the Policy to remain in force without regard to the cash surrender value (See "Death Benefit Guarantee").

     INTERESTS IN THE POLICIES AND SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED BY A BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE SECURITIES OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


     Please read this prospectus carefully and keep it for future reference. Call 1-800-456-6965 to obtain a current prospectus for any of the Funds. The current prospectuses for the Funds must accompany this prospectus and should be read in conjunction with this prospectus.

THE DATE OF THIS PROSPECTUS IS APRIL 30, 1999

                               TABLE OF CONTENTS
DEFINITIONS................................................................ 5

PART 1. SUMMARY

The Policy................................................................. 7
Free Look Rights........................................................... 8
Premium Payments........................................................... 8
The Variable Account....................................................... 8
The Fixed Account.......................................................... 8
The Funds.................................................................. 8

Charges Against the Accumulation Value.................................... 10

Charge Upon Lapse or Total Surrender of the Policy........................ 11
Surrenders................................................................ 11
Partial Withdrawals....................................................... 11
Loans..................................................................... 11
Transfers................................................................. 12
Death Benefit Overview.................................................... 12
Adjusting the Death Benefit............................................... 12
Death Benefit Guarantee................................................... 12
Lapse..................................................................... 12
Taxation of Death Benefit Proceeds........................................ 12
Taxation of the Policy.................................................... 13

PART 2. DETAILED INFORMATION

ReliaStar Life Insurance Company.......................................... 13
The Policies.............................................................. 13
Deductions and Charges.................................................... 13
Premium Expense Charge.................................................... 14
Monthly Deduction......................................................... 14
 Cost of Insurance........................................................ 14
 Monthly Administrative Charge............................................ 14
 Monthly Amount Charge.................................................... 14

 Monthly Mortality and Expense Risk Charge................................ 15

 Optional Insurance Benefit Charges....................................... 15
Surrender Charge.......................................................... 15
 General.................................................................. 15
 Montana Residents........................................................ 16

Partial Withdrawal and Transfer Charges................................... 16
Modification of Charges................................................... 16
Investment Advisory Fees and Other Fund Expenses.......................... 16
Fund Expenses............................................................. 17

The Variable Account...................................................... 19
Investments of the Variable Account....................................... 19
Performance Information................................................... 19
Death Benefit............................................................. 20
Death Benefit Qualification Tests......................................... 20
 Guideline Premium Test................................................... 20
 Cash Value Accumulation Test............................................. 21
Which Death Benefit Qualification Test to Choose.......................... 21
Death Benefit Options..................................................... 21
 Level Amount Option...................................................... 21
 Variable Amount Option................................................... 21
 Face Amount Plus Premium Amount Option................................... 21

Which Death Benefit Option to Choose...................................... 22
Requested Changes in Face Amount.......................................... 22
 Increases................................................................ 22

 Decreases................................................................ 22

 Effect of Requested Changes in Face Amount............................... 23

Insurance Protection...................................................... 23
Changing the Death Benefit Option......................................... 24
Accelerated Benefit Rider................................................. 24

Payment and Allocation of Premiums........................................ 25
Issuing the Policy........................................................ 25

 Coverage................................................................. 25
 Minimum Initial Premium.................................................. 25

 Temporary Insurance...................................................... 25
Allocating Premiums....................................................... 25
 Crediting Net Premiums................................................... 26
 Refunding Premiums....................................................... 26

Amount and Timing of Premiums............................................. 26

Planned Periodic Premiums................................................. 27
Paying Premiums by Mail................................................... 27

Death Benefit Guarantee................................................... 27

Requirements for the Death Benefit Guarantee.............................. 28

Accumulation Value........................................................ 28

Specialized Uses of the Policy............................................ 29

Policy Lapse and Reinstatement............................................ 29
 Lapse.................................................................... 29

 Reinstatement............................................................ 30
Surrender Benefits........................................................ 30

Total Surrender........................................................... 30
Partial Withdrawal........................................................ 30
 Effect of Partial Withdrawals............................................ 30
Transfers................................................................. 31

 Telephone/Fax Instructions............................................... 31
 Dollar Cost Averaging Service............................................ 32

 Portfolio Rebalancing Service............................................ 32

 Transfer Limits.......................................................... 33
 Transfer Charges......................................................... 33

Policy Loans.............................................................. 33
 General.................................................................. 33

 Immediate Effect of Policy Loans......................................... 33
 Effect on Investment Performance......................................... 34

 Effect on Policy Coverage................................................ 34
 Interest................................................................. 34
 Repayment of Loan Amount................................................. 34

 Tax Considerations....................................................... 35
 1035 Exchanges........................................................... 35
Free Look and Conversion Rights........................................... 35
 Free Look Rights......................................................... 35

 Conversion Rights........................................................ 35
  General Option.........................................................  35

  Connecticut............................................................  35

Additional Information on the Investments of the Variable Account......... 36

Investment Limits......................................................... 36

Addition, Deletion, or Substitution of Investments........................ 36
Voting Rights............................................................. 37

 Disregarding Voting Instructions......................................... 37
Paid-up Life Insurance Option............................................. 38
General Provisions........................................................ 38

Ownership................................................................. 38
Proceeds.................................................................. 38
Beneficiary............................................................... 38
Postponement of Payments.................................................. 38

Settlement Options........................................................ 39

 Interest on Settlement Options........................................... 39

Incontestability.......................................................... 39

Misstatement of Age and Sex............................................... 39
Suicide................................................................... 40
Termination............................................................... 40

Amendment................................................................. 40
Reports................................................................... 40
 Annual Statement......................................................... 40
 Projection Report........................................................ 40
 Other Reports............................................................ 40

Dividends................................................................. 40
Collateral Assignment..................................................... 40
Optional Insurance Benefits............................................... 41
 Accelerated Benefit Rider................................................ 41
 Accidental Death Benefit Rider........................................... 41
 Additional Insured Rider................................................. 41
 Waiver of Monthly Deduction Rider........................................ 41
 Children's Insurance Rider............................................... 41
 Cost of Living Increase Rider............................................ 41
 Extended Death Benefit Guarantee Rider................................... 41

 Term Insurance Rider..................................................... 41
 Waiver of Specified Premium Rider........................................ 41

Federal Tax Matters....................................................... 42
Introduction.............................................................. 42
Tax Status of the Policy.................................................. 42

Tax Treatment of Policy Benefits.......................................... 42
 In General............................................................... 42
 Modified Endowment Contracts............................................. 42

 Distributions from Modified Endowment Contracts.......................... 43
 Distributions from Policies That Are Not Modified Endowment Contracts.... 43

 Policy Loans............................................................. 43
 Multiple Policies........................................................ 43
Taxation of ReliaStar Life Insurance Company.............................. 43
Possible Changes in Taxation.............................................. 43

Other Considerations...................................................... 44
Legal Developments Regarding Employment-Related Benefit Plans............. 44
Preparing for Year 2000................................................... 44

Distribution of the Policies.............................................. 44

Management................................................................ 46
Executive Officers........................................................ 48
State Regulation.......................................................... 49
Montana Residents......................................................... 49
Legal Proceedings......................................................... 49
Bonding Arrangements...................................................... 49
Legal Matters............................................................. 49
Experts................................................................... 49
Registration Statement Contains Further Information....................... 50
Financial Statements...................................................... 50

Appendices............................................................... A-1

THE POLICY MAY NOT BE AVAILABLE IN ALL JURISDICTIONS. THIS PROSPECTUS CONSTITUTES AN OFFERING OR SOLICITATION ONLY IN THOSE JURISDICTIONS WHERE SUCH OFFERING OR SOLICITATION MAY LAWFULLY BE MADE.

RELIASTAR HAS NOT AUTHORIZED ANY PERSON TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS REGARDING THE POLICY OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR THE ACCOMPANYING FUND PROSPECTUSES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS.

DEFINITIONS


ACCUMULATION VALUE. The total value attributable to a specific Policy, which equals the sum of the Variable Accumulation Value (the total of the values in each Sub-Account of the Variable Account) and the Fixed Accumulation Value (the value in the Fixed Account). See "Accumulation Value" at page 28, and Appendix B.


AGE. The Insured's age at the last birthday determined as of the beginning of each Policy Year.

CASH SURRENDER VALUE.  The Accumulation Value less any Surrender Charge, Loan
   Amount and unpaid Monthly Deductions.

CASH VALUE.  The Accumulation Value less any Surrender Charge.

CODE.  Internal Revenue Code of 1986, as amended.


DEATH BENEFIT.  The amount determined under the applicable Death Benefit
   Option. We will reduce the proceeds payable to the beneficiary upon the Insured's death by any Loan Amount and any unpaid Monthly Deductions. See "Death Benefit" at page 20.

DEATH BENEFIT GUARANTEE. A feature guaranteeing that the Policy will not lapse during the Death Benefit Guarantee Period specified in your Policy if, on each Monthly Anniversary, the total premiums paid on the Policy, less any partial withdrawals and any Loan Amount, equals or exceeds the total required Minimum Monthly Premium payments specified in your Policy. See "Death Benefit Guarantee" at page 27.

DEATH BENEFIT OPTION. One of three death benefit options available under the Policy (the Level Amount Option, the Variable Amount Option, and the Face Amount Plus Premium Amount Option). See "Death Benefit -- Death Benefit Options" at page 21.

FACE AMOUNT. The minimum Death Benefit under the Policy as long as the Policy remains in force except for Option C when withdrawals exceed premiums. See "Death Benefit" at page 20.

FIXED ACCOUNT. ReliaStar Life Insurance Company's assets other than those allocated to the Variable Account or any other separate account. See Appendix A.

FIXED ACCUMULATION VALUE. The value attributable to a specific Policy based on amounts in the Fixed Account. Unlike the Variable Accumulation Value, the Fixed Accumulation Value will not reflect the investment performance of the Funds. See "Accumulation Value" at page 28 and Appendix B.

FUNDS. Any open-end management investment company (or portfolio thereof) or unit investment trust (or series thereof) in which a Sub-Account invests. See "Summary" at page 7 and "Investments of the Variable Account" at page 19.

INITIAL PREMIUM TRANSFER DATE.  The Initial Premium Transfer Date shown on the
   Policy Data Page. It is generally 16 days after the print date of the Policy or if later the date we receive from you final material required to put the Policy in force. This may vary by state.


INSURED.  The person upon whose life we issue the Policy.

ISSUE DATE.  The date insurance coverage under a Policy begins.


LOAN AMOUNT. The sum of all unpaid Policy loans including unpaid interest due thereon. See "Policy Loans" at page 33.

MINIMUM MONTHLY PREMIUM. A monthly premium amount that we determine when we issue the Policy. Your Policy will specify this amount. See "Death Benefit Guarantee" at page 27.


MONTHLY ANNIVERSARY.  The same date in each succeeding month as the Policy
   Date. If the Monthly Anniversary falls on a date other than a Valuation Date, then the Monthly Anniversary will be the next Valuation Date. The first Monthly Anniversary is on the Policy Date.


MONTHLY DEDUCTION. A monthly charge we deduct from the Accumulation Value of the Policy. See "Deductions and Charges -- Monthly Deduction" at page 14.


NET PREMIUM.  The premium you pay less a Premium Expense Charge.

PLANNED PERIODIC PREMIUM. The scheduled premium you select of a level amount at a fixed interval. The Policy will show the initial Planned Periodic Premium you select. See "Payment and Allocation of Premiums -- Planned Periodic Premiums" at page 27.

POLICY. FlexDesign VUL, the flexible premium variable life insurance policy described in this prospectus.


POLICY ANNIVERSARY. The same date in each succeeding year as the Policy Date. If the Policy Anniversary falls on a date other than a Valuation Date, the Policy Anniversary will be the next Valuation Date.

POLICY DATE.  The date shown on your Policy that ReliaStar uses to determine
   Policy Years, Policy Months, Monthly Anniversaries, and Policy
   Anniversaries.

POLICY MONTH.  A one-month period beginning on a Monthly Anniversary.

POLICY YEAR.  A 12-month period beginning on a Policy Anniversary.


PREMIUM EXPENSE CHARGE. An amount (currently 5%) ReliaStar deducts from each premium payment resulting in the Net Premium. See "Deductions and Charges -- Premium Expense Charge" at page 14.


RATE CLASS. A group of Insureds we determine based on our expectation that they will have similar mortality experience.


SEC.  Securities and Exchange Commission.

SIGNATURE GUARANTEE. A guarantee of your signature by a member firm of the New
   York, American, Boston, Midwest, Philadelphia, or Pacific Stock Exchange, or by a commercial bank which is a member of the Federal Deposit Insurance Corporation, or, in certain cases, by a member firm of the National Association of Securities Dealers, Inc. that has entered into an appropriate agreement with us.


SUB-ACCOUNT. A sub-division of the Variable Account that invests exclusively in the shares of a specified Fund.


SURRENDER CHARGE. A charge imposed upon total surrender or lapse of the Policy during the first 10 Policy Years and the first 10 years following any requested increase in Face Amount. See "Deduction and Charges -- Surrender Charge" at page 15.


UNIT VALUE. The unit measure by which we determine the value of the Policy's interest in each Sub-Account. See Appendix C.


VALUATION DATE. Each day the New York Stock Exchange is open for business except for days that a Sub-Account's corresponding Fund does not value its shares. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day; Rev. Dr. Martin Luther King, Jr. Day; Presidents' Day; Good Friday; Memorial Day; July Fourth; Labor Day; Thanksgiving Day; and Christmas Day. See Appendix A.

VALUATION PERIOD.  The period beginning at the close of business on a Valuation
   Date and ending at the close of business on the next Valuation Date. See Appendix A.


VARIABLE ACCOUNT. Select*Life Variable Account, a separate investment account we established to receive and invest Net Premiums paid under the Policy and other variable life insurance policies we issue. See "The Variable Account" at page 8.


VARIABLE ACCUMULATION VALUE. The value attributable to a specific Policy based on amounts in the Variable Account. See "Accumulation Value" at page 28 and Appendix B.


WE, US, OUR, THE COMPANY, OR RELIASTAR.  ReliaStar Life Insurance Company

YOU, YOUR. The Policy owner as designated in the application for the Policy or as subsequently changed. If a Policy has been absolutely assigned, the assignee is the Policy owner. A collateral assignee is not the Policy owner.

PART 1. SUMMARY
     This is a brief summary of the Policy's features. Please read the entire Prospectus and the Policy for more detailed information.

THE POLICY

     FlexDesign VUL is a flexible premium variable life insurance contract with death benefits, cash values, and other features of traditional life insurance contracts. The Policies are:


     o "FLEXIBLE PREMIUM" because you do not have to pay premiums according to a fixed schedule; and

     o "VARIABLE" because Accumulation Values and, under certain circumstances, the Death Benefit will increase and decrease based on the investment performance of the Funds corresponding to the Sub-Accounts to which you allocate your premium payments.


     Under current Federal tax law, as long as the Policy qualifies as life insurance, Accumulation Value increases will be subject to the same Federal income tax treatment as traditional life insurance cash values. Therefore, any increases should accumulate on a tax deferred basis until you request a distribution. See "Federal Tax Matters -- Tax Status of the Policy." The following chart outlines the various features, charges, and expenses of the Policies. Additional, detailed information pertaining to charges and expenses is contained in this Summary and in "Deductions and Charges."


                            HOW FLEXDESIGN VUL WORKS


                                  [FLOW CHART]

                                PREMIUM PAYMENTS

                                     MINUS

                            PREMIUM EXPENSE CHARGES

                        Invested in Variable Sub-Account
                                or Fixed Account


                        Fund Managers       Fixed Account

                  Alger              Fidelity           Janus
    Northstar              Putnam                OpCap          Neuberger Berman

                                                                   DEATH BENEFIT

                                      PLUS

                                INVESTMENT RETURN
                             (Net of Fund Expenses)

                                      MINUS


                               MONTHLY DEDUCTIONS

    Monthly Amount Charge                      Mortality and Expense Risk Change
Monthly Administrative Charge                       Optional Benefit Charges
     Cost of Insurance

                                      MINUS

                               PARTIAL WITHDRAWALS

                                     EQUALS

                               ACCUMULATION VALUE

                                      MINUS

                       SURRENDER CHARGES AND POLICY LOANS

                                     EQUALS

                              CASH SURRENDER VALUE

FREE LOOK RIGHTS       o  If you return the Policy to us by midnight of the 10th
                          day after you receive it, we will send you a refund of all premiums paid unless otherwise stipulated by state law. See "Free Look and Conversion Rights -- Free Look
                          Rights."
                       o  Certain states may require a longer period of time for
                          the free look period and refund a different amount.



PREMIUM PAYMENTS       o  You choose when to pay and how much to pay.
                       o  We may refuse to accept any premium less than $25.

                       o You cannot pay additional premiums after Age 100 except as needed to keep your Policy in force for the remainder of the current Policy Year.
                       o We may refuse any premium that would disqualify your Policy as life insurance under Section 7702 of the Code.
                       o You may be required to pay premiums to maintain the Death Benefit Guarantee in order to keep the Policy in force during at least the first several Policy Years. See "Death Benefit Guarantee" and "Payment and Allocation of Premiums -- Amount and Timing of Premiums."
                       o We deduct a Premium Expense Charge (5.00% of each premium payment) and credit the remaining premium (the Net Premium) to the Variable Account or the Fixed Account according to your instructions. See "Deductions and Charges -- Premium Expense Charge."



THE VARIABLE ACCOUNT   o  Select*Life Variable Account is one of our separate
(Select*Life Variable     accounts and consists of several Sub-Accounts. We only
Account)                  invest premiums from our variable life insurance
                          policies in the Variable Account.
                       o  We invest any Net Premiums you allocate to each
                          Sub-Account in shares of the Fund related to that Sub-Account.

                       o Variable Accumulation Value will vary with the investment performance of the Funds and the charges deducted from the Variable Accumulation Value. See "Accumulation Value."



THE FIXED ACCOUNT      o  Consists of all of our assets other than those in our
                          separate accounts (including the Variable Account).
                       o  We credit interest of at least 3% per year on any
                          amounts you allocate to the Fixed Account.

                       o We may, in our sole discretion, credit interest in excess of 3%. See Appendix A, "The Fixed Account."


THE FUNDS              o  You can instruct ReliaStar to place your Net Premium,
                          in or transfer to, up to 17 of 29 investment portfolios over the lifetime of your Policy.
                       o  We will first place the portion of the initial
                          allocation of your Net Premium directed to the Variable Account in the Fidelity VIP Money Market
                          Sub-Account and this will count against the 17 investment portfolio limit. See "Allocating Premiums".

     The following chart lists the currently available Funds and outlines certain of their important characteristics.



                               INVESTMENT FUNDS




                                            ADVISER/
     FUND GROUP           FUND             SUBADVISER      MONEY MARKET   FIXED INCOME   GROWTH INCOME
========================================================================================================
       Alger        Alger American        Fred Alger
      American          Growth         Management, Inc.
  New York, N.Y.       Portfolio
                    ------------------------------------------------------------------------------------
                    Alger American        Fred Alger
                        MidCap         Management, Inc.
                        Growth
                       Portfolio
                    ------------------------------------------------------------------------------------
                    Alger American        Fred Alger
                         Small         Management, Inc.
                    Capitalization
                       Portfolio
========================================================================================================

      Fidelity            VIP        Fidelity Management                                       X
   Investments(R)    Equity-Income    & Research Company
   Boston, Mass.       Portfolio
                    ------------------------------------------------------------------------------------
                      VIP Growth     Fidelity Management
                       Portfolio      & Research Company
                    ------------------------------------------------------------------------------------
                          VIP        Fidelity Management                       X
                      High Income     & Research Company
                       Portfolio
                    ------------------------------------------------------------------------------------
                          VIP        Fidelity Management        X
                     Money Market     & Research Company
                       Portfolio
                    ------------------------------------------------------------------------------------
                        VIP II       Fidelity Management
                      Contrafund      & Research Company
                       Portfolio
                    ------------------------------------------------------------------------------------
                        VIP II       Fidelity Management                                       X
                       Index 500      & Research Company
                       Portfolio
                    ------------------------------------------------------------------------------------
      Fidelity          VIP II       Fidelity Management                       X
   Investments(R)     Investment      & Research Company
  is a registered     Grade Bond
    trademark of       Portfolio
     FMR Corp.
========================================================================================================

       Janus         Aspen Series           Janus
                      Aggressive           Capital
    Denver, Co.         Growth           Corporation
                       Portfolio
                    ------------------------------------------------------------------------------------
                     Aspen Series           Janus
                        Growth             Capital
                       Portfolio         Corporation
                    ------------------------------------------------------------------------------------
                     Aspen Series           Janus
                     International         Capital
                        Growth           Corporation
                       Portfolio
                    ------------------------------------------------------------------------------------
                     Aspen Series           Janus
                       Worldwide           Capital
                        Growth           Corporation
                       Portfolio
========================================================================================================


[WIDE TABLE CONTINUED FROM ABOVE]

                                                                                                               PRIMARY
     FUND GROUP     INTERNATIONAL   BALANCED   GROWTH   AGGRESSIVE GROWTH         OBJECTIVE(S)               INVESTMENTS
=================== =============== ========== ======== ================== ========================== =========================
       Alger                                      X                           Long-term capital         Equity securities of
      American                                                                   appreciation              large companies
  New York, N.Y.    -----------------------------------------------------------------------------------------------------------
                                                  X                           Long-term capital           Equity securities
                                                                                 appreciation            within the range of
                                                                                                           S&P MidCap 400
                                                                                                                Index
                    -----------------------------------------------------------------------------------------------------------
                                                                X             Long-term capital           Equity securities
                                                                                 appreciation            within the range of
                                                                                                         Russell 2000 Growth
                                                                                                        and S&P SmallCap 600
                                                                                                               Indexes
===============================================================================================================================
      Fidelity                                                                Reasonable income;          Income-producing
   Investments(R)                                                          also considers potential     equity securities and
   Boston, Mass.                                                           for capital appreciation       debt obligations
                    -----------------------------------------------------------------------------------------------------------
                                                  X                          Capital appreciation           Common stocks
                    -----------------------------------------------------------------------------------------------------------
                                                                              High current income         Income-producing
                                                                                                          debt securities,
                                                                                                        preferred stocks and
                                                                                                       convertible securities,
                                                                                                          with an emphasis
                                                                                                          on lower-quality
                                                                                                           debt securities
                    -----------------------------------------------------------------------------------------------------------
                                                                              High current income      U.S. dollar-denominated
                                                                                consistent with             money market
                                                                            preservation of capital          securities
                                                                                 and liquidity
                    -----------------------------------------------------------------------------------------------------------
                                                  X                          Capital appreciation           Securities of
                                                                                                           companies whose
                                                                                                          value the adviser
                                                                                                           believes is not
                                                                                                          fully recognized
                                                                                                            by the public
                    -----------------------------------------------------------------------------------------------------------
                                                                               Total return that          Common stocks of
                                                                            corresponds to that of             S&P 500
                                                                                 S&P 500 Index
                    -----------------------------------------------------------------------------------------------------------
      Fidelity                                                                High current income         Investment-grade
   Investments(R)                                                               consistent with          intermediate fixed
  is a registered                                                           preservation of capital       income securities
    trademark of
     FMR Corp.
===============================================================================================================================
       Janus                                                    X             Long-term growth of     Nondiversified portfolio
                                                                                    capital               of common stocks
                    -----------------------------------------------------------------------------------------------------------
    Denver, Co.
                                                  X                            Long-term capital         Diversified common
                                                                                    growth                     stocks
                    -----------------------------------------------------------------------------------------------------------
                          X                                                    Long-term capital         Foreign issuers of
                                                                                    growth                  common stocks
                    -----------------------------------------------------------------------------------------------------------
                          X                                                    Long-term capital        Foreign and domestic
                                                                                    growth                  common stocks
===============================================================================================================================

                                               ADVISER/
     FUND GROUP             FUND              SUBADVISER       MONEY MARKET   FIXED INCOME   GROWTH INCOME
==========================================================================================================
      Neuberger          Advisers          Neuberger Berman                         X
        Berman          Management            Management/
                       Trust Limited       Neuberger Berman,
                       Maturity Bond              LLC
                         Portfolio
                     -------------------------------------------------------------------------------------
   New York, N.Y.        Advisers          Neuberger Berman
                        Management            Management/
                      Trust Partners       Neuberger Berman,
                         Portfolio                LLC
                     -------------------------------------------------------------------------------------
                         Advisers          Neuberger Berman
                        Management            Management/
                      Trust Socially       Neuberger Berman,
                        Responsive                LLC
                         Portfolio
==========================================================================================================
      Northstar          Emerging        Northstar Investment
                          Growth              Management
  Stamford, Conn.        Portfolio            Corporation
                     ------------------ ----------------------
                      Growth + Value     Northstar Investment
                         Portfolio            Management
                                             Corporation/
                                            Navellier Fund
                                           Management, Inc.
                     -------------------------------------------------------------------------------------
                        High Yield       Northstar Investment                       X
                         Portfolio            Management
                                              Corporation
                     -------------------------------------------------------------------------------------
                       International     Northstar Investment
                      Value Portfolio         Management
                                          Corporation/Brandes
                                         Investment Partners,
                                                 L.P.
                     -------------------------------------------------------------------------------------
                         Research        Northstar Investment
                         Enhanced             Management
                      Index Portfolio        Corporation/
                                              J.P. Morgan
                                              Investment
                                            Management Inc.
==========================================================================================================
          OCC        OCC Accumulation            OpCap
                       Trust Equity            Advisors
   New York, N.Y.        Portfolio
                     -------------------------------------------------------------------------------------
                     OCC Accumulation            OpCap
                       Trust Global            Advisors
                     Equity Portfolio
                     -------------------------------------------------------------------------------------
                     OCC Accumulation            OpCap
                       Trust Managed           Advisors
                         Portfolio
                     -------------------------------------------------------------------------------------
                     OCC Accumulation            OpCap
                        Trust Small            Advisors
                       Cap Portfolio
==========================================================================================================
        Putnam            Putnam           Putnam Investment                                        X
 Investments, Inc.     VT Growth and       Management, Inc.
                        Income Fund
                     -------------------------------------------------------------------------------------
    Boston, Mass.         Putnam           Putnam Investment
                          VT New           Management, Inc.
                       Opportunities
                           Fund
                     -------------------------------------------------------------------------------------
                          Putnam           Putnam Investment
                      VT Voyager Fund      Management, Inc.
==========================================================================================================



[WIDE TABLE CONTINUED FROM ABOVE]

                                                                                                             PRIMARY
     FUND GROUP      INTERNATIONAL   BALANCED   GROWTH   AGGRESSIVE GROWTH        OBJECTIVE(S)             INVESTMENTS
============================================================================================================================
      Neuberger                                                              High current income        Short to
        Berman                                                               consistent with low     intermediate term
                                                                            risk to principal and    investment-grade debt
                                                                                liquidity and              securities
                                                                              secondarily total
                                                                                    return
                   ---------------------------------------------------------------------------------------------------------
   New York, N.Y.                                  X                            Capital growth          Common stocks of
                                                                                                       medium- and large-
                                                                                                         capitalization
                                                                                                           companies
                   ---------------------------------------------------------------------------------------------------------
                                                   X                              Long-term             Common stocks of
                                                                                capital growth        companies that meet
                                                                                                       both financial and
                                                                                                        social criteria
============================================================================================================================
      Northstar                                    X                          Long-term capital          Common stocks
                                                                                 appreciation
                   ---------------------------------------------------------------------------------------------------------
  Stamford, Conn.
                                                                 X           Capital appreciation      Equity securities
                                                                             from investing in a
                                                                            diversified portfolio
                                                                             of equity securities
                   ---------------------------------------------------------------------------------------------------------
                                                                            High current yield and      High-yield bonds
                                                                             capital appreciation
                   ---------------------------------------------------------------------------------------------------------
                            X                                                  Long-term capital     International equities
                                                                                 appreciation
                   ---------------------------------------------------------------------------------------------------------
                                                   X                           Long-term capital          Common stocks
                                                                                 appreciation
============================================================================================================================
          OCC                                      X                           Long-term capital          Securities of
                                                                                 appreciation              undervalued
   New York, N.Y.                                                                                           companies
                   ---------------------------------------------------------------------------------------------------------
                            X                                                  Long-term capital      Global investments in
                                                                                 appreciation           equity securities
                   ---------------------------------------------------------------------------------------------------------
                                                   X                           Growth of capital         Common stocks,
                                                                                                         bonds and cash
                                                                                                           equivalents
                   ---------------------------------------------------------------------------------------------------------
                                                                 X           Capital appreciation    Equity securities of
                                                                                                     companies under
                                                                                                     $1 billion
============================================================================================================================
        Putnam                                                                 Capital growth &           Common stocks
 Investments, Inc.                                                              current income
                   ---------------------------------------------------------------------------------------------------------
    Boston, Mass.                                  X                           Long-term capital          Common stocks
                                                                                 appreciation
                   ---------------------------------------------------------------------------------------------------------
                                                                 X           Capital appreciation         Common stocks
============================================================================================================================




     For each Fund's expenses, see "Investment Advisory Fees and Other Fund Expenses". For additional information on the Funds, see page 17 of this Prospectus.


CHARGES AGAINST THE ACCUMULATION VALUE
     The Accumulation Value of the Policy is subject to the Monthly Deduction charges. Except for the Monthly Mortality and Expense Risk Charge, we will deduct the Monthly Deduction each month from both the Fixed Accumulation Value and the Variable Accumulation Value on a proportionate basis depending on their relative Accumulation Values at that time. We will deduct the Monthly Mortality and Expense Risk Charge on a proportionate basis from each Sub-Account of the Variable Account depending on their relationship to the Variable Accumulation Value at that time. See "Deductions and Charges -- Monthly Deduction".


The Monthly Deduction includes:



     o A charge for the cost of insurance -- varies based on the Insured's Sex, Age, Rate Class and Face Amount.



     o Monthly Administrative Charge -- currently $8.25 per month and guaranteed not to exceed $12.00 per month.


     o Monthly Mortality and Expense Risk Charge -- currently equal to 1/12 of .35% of the Variable Accumulation Value and guaranteed not to exceed 1/12 of .60% of the Variable Accumulation Value.



     o Monthly Amount Charge -- a monthly charge that varies by the Insured's Issue Age, Sex and Face Amount and is assessed during the first 10 Policy Years (and first 10 years after a Face Amount increase). The maximum amount of this charge is $3.333 per $1,000 of Face Amount for a male Issue Age 85.



     o Any charges for optional insurance benefits -- vary depending upon the benefit(s) selected.


CHARGE UPON LAPSE OR TOTAL SURRENDER OF THE POLICY

     o We assess a Surrender Charge if your Policy lapses or if you surrender the Policy during the first 10 Policy Years (or during the first 10 years following a Face Amount increase).


     o We will determine the maximum Surrender Charge for the initial Face Amount and any requested increases in Face Amount on the Policy Date and on the effective date of any such requested increase.



     o The Surrender Charge for the initial Face Amount will depend on the initial Face Amount, the Insured's Age on the Policy Date, and the Insured's sex.


     o You do not pay this charge if the Policy remains in force during the entire relevant 10-year period. See "Deductions and Charges -- Surrender Charge".

SURRENDERS                o    In general, you will receive the Cash Surrender
                               Value if you surrender the Policy.
                          o    To determine the Cash Surrender Value, we reduce
                               your Accumulation Value by the Surrender Charge, if any, and any Loan Amount and unpaid Monthly
                               Deductions. See "Surrender Benefits -- Total
                               Surrender".

PARTIAL WITHDRAWALS       o    Once each Policy Year, you can withdraw part of
                               your Cash Surrender Value.
                          o    You will not incur a Surrender Charge, but
                               partial withdrawals are subject to a processing charge (currently $10, guaranteed not to exceed
                               $25). See "Surrender Benefits -- Partial
                               Withdrawal".

LOANS                     o    Depending on your state of residence, you can
                               borrow up to 90% of your Policy's Cash Value less any existing Loan Amount.
                          o    Interest is payable in advance for each Policy
                               Year and accrues daily at an effective annual rate that will not exceed 4.762%.
                          o    After the 10th Policy Year, we currently charge
                               interest at an annual rate of 2.913% (guaranteed not to exceed 3.382%) on the portion of your Loan
                               Amount that is not in excess of (1) the
                               Accumulation Value, less (2) the total of all premiums paid net of all partial withdrawals.
                          o    We reserve the right to limit borrowing during
                               the first Policy Year. See "Policy Loans".

TRANSFERS                 o    Currently, you can transfer all or part of your
                               Accumulation Value among the investment options.
                          o    We currently allow up to 24 transfers per year.
                          o    There are certain restrictions on transfers from
                               the Fixed Account.
                          o    We currently assess no charge for transfers.
                               However, we reserve the right to assess a maximum charge of $25 for each transfer. See "Transfers".

DEATH BENEFIT OVERVIEW
     You may choose one of two Death Benefit Qualification Tests for compliance with Code Section 7702's definition of "life insurance": (1) the Guideline Premium Test; and (2) the Cash Value Accumulation Test.

     You also can choose one of three Death Benefit Options:

     o Level Amount Option -- whereby the Death Benefit until Age 100 is the greater of the Face Amount or the corridor percentage of Accumulation Value;

     o Variable Amount Option -- whereby the Death Benefit until Age 100 is equal to the greater of the Face Amount plus the Accumulation Value, or the corridor percentage of Accumulation Value; or

     o Face Plus Premium Amount Option -- whereby the Death Benefit until Age 100 is the greater of the Face Amount plus premiums less withdrawals, or the corridor percentage of the Accumulation Value. See "Death Benefit".

     The Death Benefit until Age 100 under the Level Amount Option and the Variable Amount Option will never be less than the Face Amount as long as the Policy is in force and there is no Loan Amount or unpaid Monthly Deductions. The Death Benefit until Age 100 under the Face Plus Premium Amount Option may be less than Face Amount if cumulative withdrawals exceed cumulative premiums paid. After Age 100, the Death Benefit under all Death Benefit Options will be the Accumulation Value.

     We will reduce the proceeds payable upon the death of the Insured under any Death Benefit Option by any Loan Amount and any unpaid Monthly Deductions.

     Under certain circumstances, you may receive a part of the Death Benefit when the Insured has been diagnosed as having a terminal illness. See "Accelerated Benefit Rider".

ADJUSTING THE DEATH BENEFIT
     Although we reserve the right to limit Face Amount increases and decreases during the first two Policy Years, you have flexibility to adjust the Death Benefit by increasing or decreasing the Face Amount. You cannot decrease the Face Amount below the Minimum Face Amount shown in the Policy. Any increase in the Face Amount may require additional evidence of insurability satisfactory to us and will result in additional charges. See "Death Benefit -- Requested Changes in Face Amount".


     Generally, you may also change the Death Benefit Option at any time after the second Policy Year. See "Death Benefit -- Change in Death Benefit Option".


     See "Death Benefit -- Insurance Protection" for a discussion of available techniques to adjust the amount of insurance protection to satisfy changing insurance needs.

DEATH BENEFIT GUARANTEE
     If you meet the requirements for the Death Benefit Guarantee, we will not lapse your Policy during the Death Benefit Guarantee Period even if the Cash Surrender Value is not sufficient to cover the Monthly Deduction that is due. See "Death Benefit Guarantee".

LAPSE
     If the Death Benefit Guarantee is not in effect, the Policy will lapse if the Cash Surrender Value is less than the Monthly Deduction due and if you do not make a sufficient payment during the grace period of 61 days. See "Policy Lapse and Reinstatement".

TAXATION OF DEATH BENEFIT PROCEEDS
     Under current Federal tax law, as long as the Policy qualifies as life insurance the Death Benefit under the Policy will be subject to the same Federal income tax treatment as proceeds of traditional life insurance. Therefore, the Death Benefit should not be taxable income to the beneficiary. See "Federal Tax Matters -- Tax Status of the Policy".


TAXATION OF THE POLICY

     The Company intends for the Policy to satisfy the definition of a life insurance contract under Section 7702 of the Code. Under certain circumstances, a Policy could be treated as a "modified endowment contract." The Company will monitor Policies and will attempt to notify an owner on a timely basis if his or her Policy is in jeopardy of becoming a modified endowment contract. See "Federal Tax Matters" for further discussion of the tax status of a Policy and the tax consequences of being treated as a life insurance contract or a modified endowment contract.


     A Policy lapse, surrender, partial withdrawal or loan may have adverse tax consequences in certain circumstances. See "Federal Tax Matters."


PART 2. DETAILED INFORMATION


RELIASTAR LIFE INSURANCE COMPANY
     ReliaStar Life Insurance Company is a stock life insurance company organized in 1885 and incorporated under the laws of the State of Minnesota. We are a direct, wholly owned subsidiary of ReliaStar Financial Corp. We offer individual life insurance and annuities, employee benefits and retirement contracts. Our Home Office is at 20 Washington Avenue South, Minneapolis, Minnesota 55401 (telephone 612-372-5507).

     From time to time, we may publish in advertisements, sales literature, and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, Moody's, and Duff & Phelps. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability and should not be considered as bearing on the investment performance of assets held in the Variable Account. Each year the A.M. Best Company reviews the financial status of many insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. We have been assigned a rating of A+ by A.M. Best, which is a rating assigned to companies demonstrating superior overall performance and a very strong ability to meet obligations to policyholders over a long period. Such ratings do not reflect the investment in the Variable Account.

     ReliaStar is a charter member of the Insurance Marketplace Standard Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.


THE POLICIES
     The Policies are flexible premium variable life insurance contracts with death benefits, cash values, and other features of traditional life insurance contracts.


DEDUCTIONS AND CHARGES
     We deduct certain charges in connection with the Policy to compensate us for (1) providing the insurance benefits of the Policy (including any riders),
(2) administering the Policy, (3) assuming certain risks in connection with the Policy, and (4) incurring expenses in distributing the Policy.

     We deduct some charges from each premium payment. We deduct certain other charges monthly from both the Fixed Account and the Variable Account, or from the Variable Account only. We also assess a charge for each partial withdrawal and we may assess a charge for each transfer.

     We may realize a profit on one or more of these charges, such as the mortality and expense risk charge. We may use any such profits for any proper corporate purpose, including, among other things, payments of sales expenses.

     The Surrender Charge usually exceeds the Accumulation Value in the early Policy Years. This occurs because the Surrender Charge is usually more than the accumulated Minimum Monthly Premiums less Policy Charges in the early Policy Years.

PREMIUM EXPENSE CHARGE
     We deduct the Premium Expense Charge from each premium payment. The Premium Expense Charge equals 5.00% of each premium payment. The amount remaining after we deduct the Premium Expense Charge is called the Net Premium.


MONTHLY DEDUCTION
     We deduct the charges described below from the Accumulation Value of the Policy on a monthly basis. The total of these charges is called the Monthly Deduction.

     Except for the Monthly Mortality and Expense Risk Charge, we will deduct the Monthly Deduction each month from both the Fixed Accumulation Value and the Variable Accumulation Value on a proportionate basis depending on their relative Accumulation Values at that time. We will deduct the Monthly Mortality and Expense Risk Charge on a proportionate basis from each Sub-Account of the Variable Account depending on their relationship to the Variable Accumulation Value at that time. For purposes of determining these proportions, we reduce the Fixed Accumulation Value by the Loan Amount. Because the cost of insurance portion of the Monthly Deduction can vary from month to month, the Monthly Deduction itself will vary in amount from month to month.

     If the Cash Surrender Value is not sufficient to cover the Monthly Deduction on a Monthly Anniversary, the Policy may lapse. See "Death Benefit Guarantee" and "Policy Lapse and Reinstatement".

     COST OF INSURANCE. We will determine the monthly cost of insurance by multiplying the applicable cost of insurance rate or rates by the net amount at risk under the Policy. The net amount at risk under the Policy for a Policy Month is (1) the Death Benefit at the beginning of the Policy Month divided by
1.002466 (which reduces the net amount at risk, solely for purposes of computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 3%), less (2) the Accumulation Value at the beginning of the Policy Month (reduced by any charges for rider benefits). As a result, the net amount at risk may be affected by changes in the Accumulation Value or in the Death Benefit.

     The Rate Class of an Insured may affect the cost of insurance. A Rate Class is a group of Insureds we determine based upon our expectation that they will have similar mortality experience. We currently place Insureds into standard Rate Classes or into substandard Rate Classes that involve a higher mortality risk. In an otherwise identical Policy, an Insured in the standard Rate Class will have a lower cost of insurance than an Insured in a Rate Class with higher mortality risks.

     If there is an increase in the Face Amount and the Rate Class applicable to the increase is different from that for the initial Face Amount or any prior requested increases in Face Amount, the net amount at risk will be calculated separately for each Rate Class. For purposes of determining the net amount at risk for each Rate Class, we will first assume the Accumulation Value to be part of the initial Face Amount. If the Accumulation Value is greater than the initial Face Amount, it will then be assumed to be part of each increase in order, starting with the first increase.

     We base cost of insurance rates on the sex, Age, Face Amount, Policy Year and Rate Class(es) of the Insured. The actual monthly cost of insurance rates will reflect our expectations as to future experience. They will not, however, be greater than the guaranteed cost of insurance rates shown in the Policy, which are based on the Commissioner's 1980 Standard Ordinary Mortality Tables for smokers or nonsmokers, respectively.

     MONTHLY ADMINISTRATIVE CHARGE. Each month we deduct an administrative charge of $8.25 which is guaranteed not to exceed $12.00 each month.

     MONTHLY AMOUNT CHARGE. Each month during the first 10 Policy Years (and for 10 years following any requested increase in Face Amount) we will deduct a monthly charge per $1,000 of Face Amount. The amount of this charge will vary by the Insured's Sex, Rate Class, Issue Age and Face Amount on the Policy Date (or on the effective date of any Face Amount increase). These Monthly Amount Charges are shown in Appendix F. Any decreases in Face Amount or any change in Face Amount resulting from a change in the Death Benefit Option will not affect the Monthly Amount Charge. The maximum amount of this charge is $3.333 per $1,000 of Face Amount for a male Issue Age 85 for Insureds of Age 85. This charge compensates us for expenses relating to the distribution of the Policy, including agents' commissions, advertising, and the printing of the prospectus and sales literature for new sales of the Policy. A portion of this charge may also contribute to Company profits.

     MONTHLY MORTALITY AND EXPENSE RISK CHARGE. Each month we will deduct a charge currently equal to 1/12 of .35% of the Variable Accumulation Value (minus the portion of the following charges taken from the Variable Accumulation Value: the cost of insurance charge, the Monthly Amount Charge, the Monthly Administrative Charge, and the cost of any riders). We guarantee that the Mortality and Expense Risk Charge will not exceed 1/12 of .60% of the Variable Accumulation Value for the duration of the Policy. The mortality and expense risk we assume is that our Cost of Insurance charges and other expense charges are not sufficient to cover our costs of death benefits, and any other expenses incurred in issuing and administering the Policies.

     OPTIONAL INSURANCE BENEFIT CHARGES. Each month we deduct charges for any optional insurance benefits added to the Policy by rider. See "General Provisions -- Optional Insurance Benefits".


SURRENDER CHARGE

     GENERAL. During the first 10 years the Policy is in force and the first 10 years following a requested increase in the Face Amount, there is a Surrender Charge if you surrender the Policy or the Policy lapses. We will determine the maximum Surrender Charge for the initial Face Amount or any requested increase in Face Amount on the Policy Date or on the effective date of any requested increase. The Surrender Charge for the initial Face Amount reduces in equal monthly increments until it becomes zero at the end of 10 years. For any requested increase in Face Amount, an additional Surrender Charge begins at zero, increases in equal monthly increments until it reaches the maximum after three years, and then reduces in equal monthly increments until it becomes zero at the end of 10 years. Thus if the Policy remains in force during the entire relevant 10-year period, you do not pay the Surrender Charge. The Surrender Charge will vary depending on the Insured's Age, sex, and Rate Class on the Policy Date or on the effective date of an increase in Face Amount. The maximum amount of the Surrender Charge is $5.50 per thousand for a female Insured at Issue Age 65.

     The Surrender Charge for the initial Face Amount or any requested increase in Face Amount is determined by multiplying (1) the applicable Surrender Charge per $1,000 of Face Amount from Appendix E by (2) the initial Face Amount or the Face Amount of the increase, as applicable, and by (3) the applicable percentage from the Surrender Charge Percentage Table below, and then dividing this amount by 1000.

     EXAMPLE. The following example illustrates how we determine the Surrender Charge. Assume that a male, Age 35 buys a Policy with an initial Face Amount of $100,000 and surrenders the Policy at the end of the third Policy Year.

     Based on these assumptions, the Surrender Charge will be the result of multiplying (1) $19.00 (from Appendix D for a male Age 35) by (2) $100,000 (the initial Face Amount) and by (3) 70% (the applicable percentage from the Surrender Charge Percentage Table), and then dividing by 1000, which results in a Surrender Charge of $1,330 (($19.00 x $100,000 x 70%) / 1000).

     The additional Surrender Charge for requested increases in Face Amount will be calculated in the same manner as illustrated in the example above, except that the different Surrender Charge Percentages apply for requested increases in Face Amount.

                       SURRENDER CHARGE PERCENTAGE TABLE





                                        THE FOLLOWING PERCENTAGES OF THE
                                     SURRENDER CHARGE WILL BE PAYABLE FOR:
 IF SURRENDER OR LAPSE OCCURS IN
 THE LAST MONTH OF POLICY YEAR:*   INITIAL FACE AMOUNT   FACE AMOUNT INCREASES
--------------------------------- --------------------- ----------------------
                0                          100%                     0%
                1                           90%                  23.3%
                2                           80%                  46.7%
                3                           70%                    70%
                4                           60%                    60%
                5                           50%                    50%
                6                           40%                    40%
                7                           30%                    30%
                8                           20%                    20%
                9                           10%                    10%
                10                           0%                     0%



*For requested increases, years are measured from the date of the increase.

     MONTANA RESIDENTS. Appendix C, Appendix D, Appendix E and the preceding illustrations of the Surrender Charge do not apply to Policies issued in Montana. The Insured's sex does not affect the Surrender Charge applied to Policies issued in Montana. Therefore, the Surrender Charge made on Policies issued in Montana will differ from the charge made in other states.

PARTIAL WITHDRAWAL AND TRANSFER CHARGES
     We currently make no charge for transfers and assess a $10.00 charge for each partial withdrawal. These charges are guaranteed not to exceed $25.00 per transfer or partial withdrawal for the duration of the Policy. The transfer charge will not be imposed on transfers that occur as a result of Policy loans or the exercise of conversion rights.

MODIFICATION OF CHARGES
     ReliaStar may modify any of the charges under the Policy, as well as the minimum Face Amount set forth in this Prospectus, because of special circumstances that result in lower sales, administrative, or mortality expenses. For example, special circumstances may exist in connection with group or sponsored arrangements, sales to our policyholders or those of affiliated insurance companies, or sales to employees or clients of members of our affiliated group of insurance companies. The amount of any reductions will reflect the reduced sales effort and administrative costs resulting from, or the different mortality experience expected as a result of, the special circumstances. Reductions will not be unfairly discriminatory against any person, including the affected Policy owners and owners of all other policies funded by the Variable Account.

     Persons purchasing under a sponsored arrangement may apply for simplified underwriting. If we approve such simplified underwriting, the cost of insurance may increase as a result of higher than anticipated mortality experience. However, any such increase will not cause the cost of insurance charge to exceed the guaranteed rates set forth in the Policy.

INVESTMENT ADVISORY FEES AND OTHER FUND EXPENSES
     Because the Variable Account purchases shares of the Funds, the net asset value of the Variable Account's investments will reflect the investment advisory fees and other expenses incurred by the Funds. Set forth on the next page is information provided by each Fund on its total 1998 annual expenses as a percentage of the Fund's average net assets. See the prospectuses for the Funds for more information concerning these expenses.

FUND EXPENSES





                                                                                            TOTAL INVESTMENT
                                                                    MANAGEMENT     OTHER      FUND AMOUNT
FUND                                                                   FEES      EXPENSES       EXPENSES
------------------------------------------------------------------ ------------ ---------- -----------------
Alger American Growth Portfolio (a) ..............................      0.75%       0.04%         0.79%
Alger American MidCap Growth Portfolio (a) .......................      0.80%       0.04%         0.84%
Alger American Small Capitalization Portfolio (a) ................      0.85%       0.04%         0.89%
Fidelity VIP Equity-Income Portfolio (a) (b) .....................      0.49%       0.09%         0.58%
Fidelity VIP Growth Portfolio (a) (b) ............................      0.59%       0.09%         0.68%
Fidelity VIP High Income Portfolio (a) ...........................      0.58%       0.12%         0.70%
Fidelity VIP Money Market Portfolio ..............................      0.20%       0.10%         0.30%
Fidelity VIP II Contrafund Portfolio (a) (b) .....................      0.59%       0.11%         0.70%
Fidelity VIP II Index 500 Portfolio (a) (b) ......................      0.24%       0.11%         0.35%
Fidelity VIP II Investment Grade Bond Portfolio (a) ..............      0.43%       0.14%         0.57%
Janus Aggressive Growth Portfolio (a) (c) ........................      0.72%       0.03%         0.75%
Janus Growth Portfolio (a) (c) ...................................      0.65%       0.03%         0.68%
Janus International Growth Portfolio (a) (c) .....................      0.66%       0.20%         0.86%
Janus Worldwide Growth Portfolio (a) (c) .........................      0.65%       0.07%         0.72%
Neuberger Berman Advisers Management Trust Limited
 Maturity Bond Portfolio (a) (d) .................................      0.65%       0.11%         0.76%
Neuberger Berman Advisers Management Trust Partners
 Portfolio (a) (d) ...............................................      0.78%       0.06%         0.84%
Neuberger Berman Advisers Management Trust Socially
 Responsive Portfolio (a) (d) (e) ................................      0.85%       0.65%         1.50%
Northstar Galaxy Trust Emerging Growth Portfolio (f) .............      0.75%       0.15%         0.90%
Northstar Galaxy Trust Growth + Value Portfolio (f) ..............      0.75%       0.05%         0.80%
Northstar Galaxy Trust High Yield Bond Portfolio (f) .............      0.75%       0.05%         0.80%
Northstar Galaxy Trust International Value Portfolio (f) .........      1.00%       0.00%         1.00%
Northstar Galaxy Trust Research Enhanced Index Portfolio (f) .....      0.75%       0.15%         0.90%
OCC Equity Portfolio (a) (g) .....................................      0.80%       0.14%         0.94%
OCC Global Equity Portfolio (a) (g) ..............................      0.80%       0.33%         1.13%
OCC Managed Portfolio (a) (g) ....................................      0.78%       0.04%         0.82%
OCC Small Cap Portfolio (a) (g) ..................................      0.80%       0.08%         0.88%
Putnam VT Growth and Income Fund .................................      0.46%       0.04%         0.50%
Putnam VT New Opportunities Fund .................................      0.56%       0.05%         0.61%
Putnam VT Voyager Fund ...........................................      0.54%       0.04%         0.58%



   (a) The Company or its affiliates may receive compensation from an affiliate or affiliates of certain of the Funds based upon an annual percentage of the average net assets held in that Fund by the Company and by certain of the Company's insurance company affiliates. These amounts are intended to compensate the Company or the Company's affiliates for administrative, record keeping, and in some cases distribution, and other services provided by the Company and its affiliates to Funds and/or the Funds' affiliates. Payments of such amounts by an affiliate or affiliates of the Funds do not increase the fees paid by the Funds or their shareholders. The percentage paid may vary from one Fund company to another.

   (b) A portion of the brokerage commissions that certain portfolios pay was used to reduce Portfolio expenses. In addition, certain Portfolios have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total operating expenses presented in the table would have been: 0.57% for Fidelity VIP Equity-Income Portfolio; 0.66% for Fidelity VIP Growth Portfolio; 0.28% for Fidelity VIP II Index 500 Portfolio; and 0.66% for Fidelity VIP II Contrafund Portfolio.

   (c) The fees and expenses in the table above are based on net expenses after expense offset arrangements for the fiscal year ended December 31, 1998. The information is net of fee reductions from Janus Capital. Fee reductions for the Aggressive Growth, Growth, International Growth, and Worldwide Growth Portfolios reduce the management fee to the level of the corresponding Janus retail fund. Without such reductions, the Management Fee, Other Expenses and Total Investment Fund Annual Expenses would have been: 0.72%, 0.03%, and 0.75% for Janus Aggressive Growth Portfolio; 0.72%, 0.03%, and 0.75% for Janus Growth Portfolio; 0.75%, 0.20%, and
        0.95% for Janus International Growth Portfolio; and 0.67%, 0.07%, and 0.74% for Janus Worldwide Growth Portfolio. Janus Capital has agreed to continue these fee reductions until at least the next annual renewal of the advisory agreement.

   (d) Neuberger Berman Advisers Management Trust is comprised of separate Portfolios, the following of which are available as funding options under the contract: Limited Maturity Bond Portfolio, Partners Portfolio and Socially Responsive Portfolio ("Portfolio series"). Unlike the other funding options available under the Policy, each of the Portfolio series invests all of its net investable assets in AMT Limited Maturity Bond Investments, AMT Partners Investments and AMT Socially Responsive Investments, respectively, of Advisors Managers Trust ("Investment series"). The investment series in turn, invest directly in securities. For a more complete discussion of this structure, please see the prospectus for Neuberger Berman Advisers Management Trust Limited Maturity Bond Portfolio, Partners Portfolio and Socially Responsive Portfolio. Please note that the figures reported under "Management Fees" and "Other Expenses" include the aggregate of (i) the management fees paid by the Investment series, (ii) the administration fees paid by the Portfolio series, and (iii) all other expenses in the aggregate for the Investment series and Portfolio series, respectively.

   (e) Neuberger Berman Management Inc. ("NBMI") has undertaken to reimburse the Socially Responsive Portfolio for certain operating expenses, including the compensation of Neuberger Berman Advisers Management Trust and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed in the aggregate, 1.50% of the average daily net asset value of the Socially Responsive Portfolio. The Socially Responsive Portfolio had not commenced operations as of December 31, 1998, and therefore these expense figures are estimated. Estimated expenses are expected to be 2.50% for the fiscal period ending December 31, 1999, prior to the reimbursement. The expense reimbursement policy is subject to termination upon 60 days' written notice. There can be no assurance that this policy will be continued after April 30, 2000. See "Expense Limitation" in the Socially Responsive Portfolio prospectus for further information.

   (f) The fee and expense information for the Northstar Galaxy Trust Emerging Growth Portfolio and International Value Portfolio has been restated to reflect current fees and expenses effective November 9, 1998. The fee and expense information for the Northstar Galaxy Trust Research Enhanced Index Portfolio has been restated to reflect current fees and expenses effective April 30, 1999. The investment adviser to the Northstar Galaxy Trust has agreed to reimburse the Northstar Growth + Value Portfolio and High Yield Bond Portfolio for any expenses in excess of 0.80% of each Portfolio's average daily net assets. It has also agreed to reimburse the Emerging Growth, Research Enhanced Index, and International Value Portfolios for amounts in excess of 0.90%, 0.90% and 1.00%, respectively. In the absence of the investment adviser's expense reimbursements, the Total Investment Fund Annual Expenses that would have been paid by each Portfolio during its fiscal year ended December 31, 1998 would have been: Northstar Galaxy Trust Growth + Value
        Portfolio: 1.02%; Northstar Galaxy Trust High Yield Bond Portfolio:
        1.23%; Northstar Galaxy Trust Research Enhanced Index Portfolio: 1.29%; Northstar Galaxy Trust Emerging Growth Portfolio: 1.14%. For the Northstar Galaxy Trust International Value Portfolio, on an annualized basis, absent expense reimbursement, the actual expenses for this Portfolio are 1.68%. Expense reimbursements are voluntary. There is no assurance of ongoing reimbursement. The Northstar Galaxy Trust Emerging Growth Portfolio (formerly the Northstar Galaxy Trust Income and Growth Portfolio) operated under an investment objective of seeking income balanced with capital appreciation from inception through November 8, 1998, when the investment objective was modified to seeking long-term capital appreciation. The Northstar Galaxy Trust Research Enhanced Index Portfolio (formerly the Northstar Galaxy Trust Multi-Sector Bond Portfolio) operated under an investment objective of seeking current income while preserving capital through April 29, 1999, when the investment objective was modified to seeking long-term capital appreciation.

   (g) Management Fees reflect effective management fees after taking into effect any waiver. Other Expenses are shown net of expense offsets afforded the Portfolios. Total Portfolio Expenses for the Equity, Small Cap and Managed Portfolios are limited by OpCap Advisors so that their respective annualized operating expenses (net of expense offsets) do not exceed 1.00% of average daily net assets. Total Portfolio Expenses for the Global Equity Portfolio are limited to 1.25% of average daily net assets (net of expense offsets).



THE VARIABLE ACCOUNT
     On October 11, 1984, we established the Select*Life Variable Account as one of our separate accounts pursuant to the laws of the State of Minnesota.
The Variable Account:

     o will receive and invest the Net Premiums paid and allocated to it under this Policy;

     o currently receives and invests net premiums for other classes of flexible premium variable life insurance policies we issue and may do so for additional classes in the future;

     o meets the definition of a "separate account" under the federal securities laws; and

     o is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account, us, or the Funds.

     We own the Variable Account's assets. However, Minnesota law provides that we cannot charge the Variable Account with liabilities arising out of any other business we may conduct. We are required to maintain assets which are at least equal to the reserves and other liabilities of the Variable Account. We may transfer assets which exceed these reserves and liabilities to our general account (the Fixed Account).


INVESTMENTS OF THE VARIABLE ACCOUNT
     There are currently 29 investment options (Funds) available under the Variable Account. However, we only permit you to participate in a maximum of 17 investment options over the lifetime of your Policy. The Summary, "Additional Information on the Investments of the Variable Account" in this Prospectus describes the Funds currently offered. You also should read the Funds' prospectuses for more detailed information, particularly because several of the Funds and portfolios may have objectives that are quite similar. Please call the telephone number listed on the first page of this Prospectus to request a Fund's prospectus. THERE IS NO ASSURANCE THAT ANY FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE(S).



PERFORMANCE INFORMATION
     Performance information for the Sub-Accounts of the Variable Account and the Funds available for investment by the Variable Account may appear in advertisements, sales literature, or reports to Policy owners or prospective purchasers. Such performance information for the Sub-Accounts will reflect deductions of Fund expenses and be adjusted to reflect the Mortality and Expense Risk Charge, but will not reflect deductions for the cost of insurance or the Surrender Charge. We will accompany quotations of performance information for the Funds by performance information for the Sub-Accounts. Performance information for the Funds will take into account all fees and charges at the Fund level, but will not reflect any deductions from the Variable Account. Performance information reflects only the performance of a hypothetical investment during a particular time period in which the calculations are based. We may provide performance information showing total returns and average annual total returns for periods prior to the date a Sub-Account commenced operation. We will calculate such performance information based on the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the Funds, with the level of charges at the Variable Account level that were in effect at the inception of the Sub-Accounts.



     We may also provide individualized hypothetical illustrations of Accumulation Value, Cash Surrender Value and Death Benefit based on historical investment returns of the Funds. These illustrations will reflect deductions for Fund expenses and Policy and Variable Account charges, including the Monthly

Deduction, Premium Expense Charge and the Surrender Charge. We will base these hypothetical illustrations on the actual historical experience of the Funds as if the Sub-Accounts had been in existence and a Policy issued for the same periods as those indicated for the Funds.

     We may compare performance of the Sub-Accounts and/or the Funds in advertisements and sales literature:

     o    to other variable life insurance issuers in general

     o to the performance of particular types of variable life insurance policies investing in mutual funds


     o to investment series of mutual funds with investment objectives similar to each of the Sub-Accounts, whose performance is reported by Lipper Analytical Services, Inc. and Morningstar, Inc. (independent services that monitor and rank the performances of variable life insurance issuers in each of the major categories of investment objectives on an industry-wide basis), or reported by other series, companies, individuals or other industry or financial publications of general interest, such as FORBES, MONEY, THE WALL STREET JOURNAL, BUSINESS WEEK, BARRON'S, KIPLINGER'S, and FORTUNE


   o to the Standard & Poor's Index of 500 common stocks and the Dow Jones Industrials, which are widely used measures of stock market performance


     We may also compare the performance of each Sub-Account to other widely recognized indices. Unmanaged indices may assume the reinvestment of dividends, but typically do not reflect any "deduction" for the expense of operating or managing an investment portfolio.



DEATH BENEFIT
     If the Insured dies while the Policy is in force, we will pay the Death Benefit reduced by any Loan Amount and unpaid Monthly Deductions. This amount is called the proceeds. We may pay all or part of the proceeds in cash to your beneficiaries or under one or more of the settlement options we offer (see "General Provisions -- Settlement Options").

DEATH BENEFIT QUALIFICATION TESTS
     You choose one of the two Death Benefit Qualification Tests for compliance with the Code Section 7702 definition of life insurance. These tests are the Cash Value Accumulation Test and the Guideline Premium Test. You cannot change this choice after issue.


     GUIDELINE PREMIUM TEST. The Death Benefit will be determined with reference to the requirements for the Guideline Premium test for qualifying a Policy as a life insurance contract under Code Section 7702(a) (2). Under these requirements, the sum of the premiums paid under a Policy may not exceed the "guideline premium limitations," as defined in Code Section 7702(a). The Death Benefit at any time is not less than the Accumulation Value multiplied by the Corridor Percentages, which vary according to the Age of the Insured (as defined in Code Section 7702(d)).

                            GUIDELINE PREMIUM TEST
                           CORRIDOR PERCENTAGE TABLE


                      CORRIDOR                                CORRIDOR                               CORRIDOR
 INSURED'S AGE ON   PERCENTAGE OF        INSURED'S AGE ON   PERCENTAGE OF       INSURED'S AGE ON   PERCENTAGE OF
  PREVIOUS POLICY   ACCUMULATION          PREVIOUS POLICY   ACCUMULATION         PREVIOUS POLICY   ACCUMULATION
    ANNIVERSARY         VALUE               ANNIVERSARY         VALUE              ANNIVERSARY         VALUE
------------------ --------------       ------------------ --------------      ------------------  -------------
   40 or younger        250%                    54              157                    68              117
        41              243                     55              150                    69              116
        42              236                     56              146                    70              115
        43              229                     57              142                    71              114
        44              222                     58              138                    72              113
        45              215                     59              134                    73              111
        46              209                     60              130                    74              109
        47              203                     61              128                   75-90            105
        48              197                     62              126                    91              104
        49              191                     63              124                    92              103
        50              185                     64              122                    93              102
        51              178                     65              120                    94              101
        52              171                     66              119                95 or older         100
        53              164                     67              118





     CASH VALUE ACCUMULATION TEST. The Death Benefit is never less than the amount required for this Policy to be deemed "life insurance" based on the Cash Value Accumulation Test as defined in Code Section 7702(b). Generally, the Cash Value Accumulation Test requires that under the terms of a life insurance policy, the Death Benefit must be sufficient so that the Accumulation Value does not at any time exceed the net single premium required to fund the future benefits under the Policy. The net single premiums under the Policy vary according to the Age, sex, and Rate Class of the Insured. The net single premium is calculated using a 4% interest rate and using the guaranteed mortality charges as of the time the Policy is issued. The corridor percentage for the Cash Value Accumulation Test is then equal to 100% divided by the net single premium for the current Age, Sex, and Rate Class.


WHICH DEATH BENEFIT QUALIFICATION TEST TO CHOOSE
     The Cash Value Accumulation Test does not limit the amount of premium that may be paid into a Policy. If you desire to pay premiums in excess of the guideline premium test limitations you should elect the Cash Value Accumulation Test. However, any premium that would increase the net amount at risk is subject to evidence of insurability satisfactory to us. Required increases in the minimum death benefit due to growth in Accumulation Value will generally be greater under the Cash Value Accumulation Test than under the Guideline Premium Test.

     The Guideline Premium Test limits the amount of premium that may be paid into a Policy. If you do not desire to pay premiums in excess of the Guideline Premium Test limitations, you should consider the Guideline Premium Test.

DEATH BENEFIT OPTIONS

     The Policy provides three Death Benefit Options as shown below. You choose the Death Benefit Option on the application for the Policy. Subject to certain limitations, you can change the Death Benefit Option after issuance of the Policy. See "Death Benefit -- Change in Death Benefit Option".

     The Death Benefit prior to Age 100 depends on the Death Benefit Option chosen as described below regardless of the Death Benefit Option chosen. The Death Benefit after Age 100 is the Accumulation Value.

     OPTION A. (Level Amount Option.) Prior to Age 100, the Death Benefit is the greater of the current Face Amount of the Policy or the Corridor Percentage of Accumulation Value on the Valuation Date on or next following the date of the Insured's death. Under Option A, the Death Benefit will remain level unless the corridor percentage of Accumulation Value exceeds the current Face Amount, in which case the amount of the Death Benefit will vary as the Accumulation Value varies.

     OPTION B. (Variable Amount Option.) Prior to Age 100, the Death Benefit is equal to the greater of the current Face Amount plus the Accumulation Value of the Policy, or the corridor percentage of the Accumulation Value on the Valuation Date on or next following the date of the Insured's death. Under Option B, the amount of the Death Benefit will always vary as the Accumulation Value varies.

     OPTION C. (Face Amount Plus Premium Amount Option.) Prior to Age 100, the Death Benefit is the greater of the Face Amount plus cumulative premiums less cumulative withdrawals, or the Corridor

Percentage of the Accumulation Value on the Valuation Date following the date of the Insured's death. Under Option C, the amount of the Death Benefit will vary as the premiums are paid or withdrawals are made, or if the Corridor Percentage of the Accumulation Value exceeds the current Face Amount.


WHICH DEATH BENEFIT OPTION TO CHOOSE

     If you prefer to have premium payments and favorable investment performance reflected partly in the form of an increasing Death Benefit, you should choose the Variable Amount Option. If you are satisfied with the amount of your existing insurance coverage and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the Accumulation Value and lower cost of insurance charges, you should choose the Level Amount Option. If you require a specific Death Benefit which would include a return of the premium paid, such as under an employer sponsored benefit plan, Option C may meet your needs.


REQUESTED CHANGES IN FACE AMOUNT

     Subject to certain limitations, you may request an increase or decrease in the Face Amount. We reserve the right to limit increases and decreases in the Face Amount during the first two Policy Years.

     INCREASES. For an increase in the Face Amount, you must submit a written request to us. We may also require additional evidence of insurability satisfactory to us. The effective date of the increase will be the Monthly Anniversary on or next following our approval of the increase. The increase may not be less than $5,000. We will currently permit increases up to the Insured's Age 85, if our requirements are met. We will deduct any charges associated with the increase (the increases in the cost of insurance and the Surrender Charge upon lapse or total surrender -- see "Effect of Requested Changes in Face Amount" below) from the Accumulation Value, whether or not you pay an additional premium in connection with the increase. You will be entitled to limited free look rights with respect to requested increases in Face Amount.
See "Free Look Rights".


     DECREASES. For a decrease in the Face Amount, you must submit a written request to us. Any decrease in the Face Amount will be effective on the Monthly Anniversary on or next following our receipt of a written request. You cannot request a decrease in the Face Amount more frequently than once every six months. The Face Amount remaining in force after any requested decrease may not be less than the Minimum Face Amount shown in the Policy. Under our current rules, the Minimum Face Amount is $25,000, but we reserve the right to establish a different Minimum Face Amount in the future. If, following a decrease in Face Amount, the Policy would no longer qualify as life insurance under Federal tax law (see "Federal Tax Matters -- Tax Status of the Policy"), we will limit the decrease to the extent necessary to meet these requirements.


     For purposes of determining the cost of insurance, we will apply decreases in the Face Amount to reduce the current Face Amount in the following order:

     (1) The Face Amount provided by the most recent increase;

     (2) The next most recent increases successively; and

     (3) The Face Amount when the Policy was issued.

     By reducing the current Face Amount in this manner, the Rate Class applicable to the most recent increase in Face Amount will be eliminated first, then the Rate Class applicable to the next most recent increase, and so on, for the purposes of calculating the cost of insurance. This assumption will affect the cost of insurance under the Policy only if different Rate Classes have been applied to the current Face Amount. A Rate Class is a group of Insureds we determine based upon our expectation that they will have similar mortality experience. We currently place Insureds into standard Rate Classes or into substandard Rate Classes that involve a higher mortality risk (for example, a 200% Rate Class or a 300% Rate Class). In an otherwise identical Policy, an Insured in the standard Rate Class will have a lower cost of insurance than an Insured in a substandard Rate Class with higher mortality risks. See "Deductions and Charges -- Monthly Deduction".

     For example, assume that the initial Face Amount was $50,000 with a standard Rate Class, and that successive increases of $25,000 (at a Rate Class of 200%) and $50,000 (at a Rate Class of 300%) were added. If a decrease of $50,000 or less is requested, the amount of insurance at a 300% Rate Class will be reduced first. If a decrease of more than $50,000 is requested, the amount at a 300% Rate Class will be eliminated, and the excess over $50,000 will next reduce the amount of insurance at a 200% Rate Class.

     EFFECT OF REQUESTED CHANGES IN FACE AMOUNT. An increase or decrease in Face Amount will affect the Monthly Deduction because the cost of insurance depends upon the Face Amount. The charge for certain optional insurance benefits may also be affected. See "Deductions and Charges -- Monthly Deduction". An increase in the Face Amount will increase the Surrender Charge and Monthly Amount Charge, but a decrease in the Face Amount will not reduce the Surrender Charge or the Monthly Amount Charge. The Surrender Charge is, however, imposed only upon lapse or total surrender of the Policy and not upon a requested decrease in Face Amount. See "Deductions and Charges -- Surrender Charge".

     An increase in the Face Amount will increase the Minimum Monthly Premium as of the effective date of the increase. Therefore, additional premium payments may be required to maintain the Death Benefit Guarantee. A decrease in the Face Amount will reduce the Minimum Monthly Premium as of the effective date of the decrease. A Face Amount decrease may also shorten the Death Benefit Guarantee Period if a term insurance rider is attached. See "Death Benefit Guarantee".

     The additional Surrender Charge on a requested increase in the Face Amount will reduce the Cash Surrender Value (which is the Accumulation Value less any Surrender Charge, Loan Amount and unpaid Monthly Deductions). If the resulting Cash Surrender Value is not sufficient to cover the Monthly Deduction, the Policy may lapse unless the Death Benefit Guarantee is in effect. See "Policy Lapse and Reinstatement -- Lapse" and "Death Benefit Guarantee".


INSURANCE PROTECTION

     As your insurance needs change, you may increase or decrease the pure insurance protection provided by the Policy (that is, the difference between the Death Benefit and the Accumulation Value) in one of several ways. These ways include


     o increasing or decreasing the Face Amount of insurance, changing the level of premium payments, and,

     o    making a partial withdrawal under the Policy.

     Although the consequences of each of these methods will depend upon the individual circumstances, they may be generally summarized as follows:

     o AN INCREASE IN THE FACE AMOUNT (which is generally subject to underwriting approval -- see "Death Benefit -- Requested Changes in Face Amount") will likely increase the amount of pure insurance protection, depending on the amount of Accumulation Value and the resultant corridor percentage limitation. If the insurance protection is increased, the Policy charges generally will increase as well.

     o A DECREASE IN THE FACE AMOUNT will, subject to the corridor percentage limitations (see "Death Benefit -- Death Benefit Options"), decrease the pure insurance protection without reducing the Accumulation Value. If the Face Amount is decreased, the Cost of Insurance charges generally will decrease as well. (Note that the Surrender Charge will not be reduced. See "Deductions and Charges -- Surrender Charge".)

     o A CHANGE IN THE LEVEL OF PREMIUM can have a variety of effects, as follows.

          Under the Level Amount Option, until the corridor percentage of Accumulation Value exceeds the Face Amount, (a) an increased level of premium payments will reduce the amount of pure insurance protection, and (b) a reduced level of premium payments will increase the amount of pure insurance protection.

          Under the Variable Amount Option, until the corridor percentage of Accumulation Value exceeds the Face Amount plus the Accumulation Value, the level of premium payments will not affect the amount of pure insurance protection. (However, both the Accumulation Value and the Death Benefit will be increased if premium payments are increased, and reduced if premium payments are reduced.)

          Under the Face Plus Premium Amount Option, until the corridor percentage of Accumulation Value exceeds the Face Amount, the level of premium payments will affect the amount of pure insurance protection.

          Under any Death Benefit Option, if the Death Benefit is the corridor percentage of Accumulation Value, then (a) an increased level of premium payments will increase the amount of pure insurance protection (subject to underwriting approval -- see "Payment and Allocation of Premiums -- Amount and Timing of Premiums"), and (b) a reduced level of premium payments will reduce the pure insurance protection.

     o A PARTIAL WITHDRAWAL will reduce the Death Benefit. See "Surrender Benefits -- Partial Withdrawal". However, it has a limited effect on the amount of pure insurance protection and charges under the Policy, because the decrease in the Death Benefit is usually equal to the amount of Accumulation Value withdrawn. The primary use of a partial withdrawal is to withdraw Accumulation Value. Furthermore, it results in a reduced amount of Accumulation Value and increases the possibility that the Policy will lapse.


     YOU SHOULD CONSIDER THE TECHNIQUES DESCRIBED IN THIS SECTION FOR CHANGING THE AMOUNT OF PURE INSURANCE PROTECTION UNDER THE POLICY (FOR EXAMPLE, CHANGING THE FACE AMOUNT, MAKING A PARTIAL WITHDRAWAL, AND CHANGING THE AMOUNT OF PREMIUM PAYMENTS) TOGETHER WITH THE OTHER RESTRICTIONS AND CONSIDERATIONS DESCRIBED ELSEWHERE IN THIS PROSPECTUS.

CHANGING THE DEATH BENEFIT OPTION

     After the second Policy Year, you may change the Death Benefit Option. We allow changes from Option A to Option B, from Option B to Option A, and, currently, from Option C to Option A. We will not allow changes to Option C after issue. You must submit a written request to change the Death Benefit Option. A change in the Death Benefit Option will also change the Face Amount. If the Death Benefit Option is changed from the Level Amount Option to the Variable Amount Option, the Face Amount will be decreased by an amount equal to the Accumulation Value on the effective date of the change. You cannot change from the Level Amount Option to the Variable Amount Option if the resulting Face Amount would fall below the minimum Face Amount (currently $25,000).

     If you change the Death Benefit Option from the Variable Amount Option to the Level Amount Option, we will increase the Face Amount by an amount equal to the Policy's Accumulation Value on the effective date of the change. If you change from Option C to Option A, we will increase the Face Amount by an amount equal to cumulative premiums less cumulative withdrawals taken.


     An increase or decrease in Face Amount resulting from a change in the Death Benefit Option will affect the future Monthly Deductions because the cost of insurance depends upon the Face Amount. A change in the Face Amount resulting from a change in the Death Benefit Option may also affect the charge for certain optional insurance benefits. See "Deductions and Charges -- Monthly Deduction". However, a Face Amount change resulting from a Death Benefit Option change will not affect the Surrender Charge.

     Changes in the Death Benefit Option do not currently require additional evidence of insurability.

ACCELERATED BENEFIT RIDER
     Under certain circumstances, the Accelerated Benefit Rider allows a Policy owner to accelerate benefits from the Policy that we otherwise would pay upon the Insured's death. The benefit may vary state-by-state and you should consult your registered representative as to whether and to what extent the rider is available in a particular state and on any particular Policy. Generally, we will provide an Accelerated Benefit if the Insured has a terminal illness that will result in the death of the Insured within 12 months, as certified by a physician. The Accelerated Benefit will not be more than 50% of the amount that would be payable at the death of the Insured. The Accelerated Benefit will first be used to pay off any outstanding Policy loans and interest due. The remainder of the Accelerated Benefit will be paid in a lump sum to the Policy owner. Limitations, as described in the Accelerated Benefit Rider, may apply.

     We will establish a lien against the Policy for the amount of the Accelerated Benefit plus an administrative charge, plus interest on the lien. We will first use any proceeds from the Policy to repay this lien. We will reduce the your access to the Cash Value by the amount of the lien. We also will reduce the proceeds payable to the beneficiary by the amount of the lien. We will assess an administrative charge of up to $300 at the time the we pay the Accelerated Benefit. The Accelerated Benefit will not affect the premium payable on the Policy. Receipt of a benefit under the Accelerated Benefit Rider may give rise to Federal or state income tax. Consult a competent tax advisor for further information.


     The above information is not a complete summary of the Rider. All of the terms and provisions of the Accelerated Benefit Rider are set forth in the Rider and you should refer to the Rider in order to fully ascertain its benefits and limitations.


PAYMENT AND ALLOCATION OF PREMIUMS

ISSUING THE POLICY

     An individual applying for a Policy must complete an application and personally deliver it to our licensed agent. We will only issue a Policy to an applicant Age 85 or less who supplies evidence of insurability satisfactory to us. The minimum Face Amount is currently $25,000, but we reserve the right to specify a different minimum Face Amount for issuing a new Policy. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason permitted by law.


     COVERAGE. Coverage under a Policy begins on the later of the Issue Date or the date we receive at least the minimum initial premium (see immediately following section). In general, if the applicant pays at least the minimum initial premium with the application, the Issue Date will be the later of the date of the application or the date of any medical examination required by our underwriting procedures. However, if underwriting approval has not occurred within 45 days after we receive the application or if you authorize premiums to be paid by bank account monthly deduction, the Issue Date will be the date of underwriting approval.

     If you authorize premiums to be paid by government allotment, the Issue Date generally will be, subject to our underwriting approval, the first day of the month in which we receive the first Minimum Monthly Premium through government allotment, whether or not a Minimum Monthly Premium is collected with the application. If a Minimum Monthly Premium is collected with the application, it will be allocated to the Sub-Accounts of the Variable Account and the Fixed Account on the Valuation Date next following the Issue Date.


     MINIMUM INITIAL PREMIUM. The minimum initial premium is three Minimum Monthly Premiums (see "Death Benefit Guarantee"). If, however, you authorize premiums to be paid by bank account monthly deduction or government allotment, we will accept one Minimum Monthly Premium together with the required authorization forms. The Minimum Monthly Premium is specified in the Policy and determines the payments required to maintain the Death Benefit Guarantee.

     TEMPORARY INSURANCE. At the time the application is taken, the applicant can receive temporary insurance coverage by paying a premium equal to 10% of annualized Minimum Monthly Premium. The temporary insurance will be for the Face Amount specified in the premium receipt and will be effective until the earliest of the following:

     o    The date the coverage under the Policy is effective.

     o The date the applicant receives an offer for an alternative policy, a notice of termination of temporary insurance coverage, or notice that we have rejected the application.

     o The date of death of the proposed Insured, any proposed additional Insured's, or any proposed Insured child.

     o The 180th day after the date of the receipt for the temporary insurance.



ALLOCATING PREMIUMS

     We will credit the initial Net Premium and any premiums received prior to the Initial Premium Transfer Date to the Fidelity VIP Money Market Sub-Account on the later of the Policy Date or the date we receive your premium. On the Initial Premium Transfer Date, we will transfer the Variable Accumulation Value in the Fidelity VIP Money Market Sub-Account to the Fixed Account and the

Sub-Accounts of the Variable Account as you designated on the Policy application. After the Initial Premium Transfer Date, we credit premiums to the Fixed Account and the Sub-Accounts of the Variable Account as you designated on the Policy application.

     You may change the premium allocation at any time by notifying us in writing. Changes will not be effective until the date we receive your request and will only affect premiums we receive on or after that date. The new premium allocation may be 100% to any Account or divided in whole percentage points totaling 100%. We reserve the right to adjust any allocation to eliminate fractional percentages. Changing the current premium allocation will not affect the allocation of existing Accumulation Value.

     CREDITING NET PREMIUMS. We will credit Net Premiums on the latest of the following dates:

     o    The Valuation Date following the date of underwriting approval.

     o    The Valuation Date on or next following the Policy Date.

     o The Valuation Date on or next following the date we receive at least the required minimum initial premium payment.

     o In the case of Policies issued under government allotment programs, the Valuation Date next following the Issue Date.


     REFUNDING PREMIUMS. We will return all premiums paid without interest if any of the following occur:


     o    We send notice to the applicant that the insurance is declined.

     o    The applicant refuses an offer for an alternative policy.

     o The applicant does not supply required medical exams or tests within 30 days of the date of the application.

     o The applicant returns the Policy under the limited free look right. See "Free Look and Conversion Rights -- Free Look Rights".

AMOUNT AND TIMING OF PREMIUMS
     The amount and frequency of premium payments will affect the Accumulation Value, the Cash Surrender Value, and how long the Policy will remain in force (including affecting whether the Death Benefit Guarantee is in effect -- see "Death Benefit Guarantee"). After the initial premium, you may determine the amount and timing of subsequent premium payments within the following restrictions:

     o In most cases, we will require that you pay cumulative premiums sufficient to maintain the Death Benefit Guarantee to keep the Policy in force during at least the first several Policy Years. See "Death Benefit Guarantee."

     o    We may choose not to accept any premium less than $25.

     o We reserve the right to limit the amount of any premium payment. In general, during the first Policy Year we will not accept total premium payments in excess of $250,000 on the life of any Insured, whether such payments are received on a Policy or on any other insurance policy issued by us or our affiliates. Also, we will not accept any premium payment in excess of $50,000 on any Policy after the first Policy Year. We may waive any of these premium limitations.

     o We may require additional evidence of insurability satisfactory to us if any premium would increase the difference between the Death Benefit and the Accumulation Value (that is, the net amount at risk). A premium payment would increase the net amount at risk if at the time of payment the Death Benefit would be based upon the applicable corridor percentage of Accumulation Value. See "Death Benefit -- Death Benefit Options".

     o In no event may the total of all premiums paid, both scheduled and unscheduled, exceed the current maximum premium payments allowed for life insurance under Section 7702 of the Code. If at any time you pay a premium that would result in total premiums exceeding the current maximum premiums allowed, we will only accept that portion of the premium which would make total premiums equal the maximum. We will return any part of the premium in excess of that amount, and we will not accept further premiums until allowed by the current maximum premium limitations.

     o You may pay additional premiums (other than Planned Periodic Premiums) at any time while the Policy is in force before Age 100. We may limit the number and amount of these additional payments. However you may always pay premiums if needed to keep your Policy in force for the remainder of the current Policy Year.

     o If you want to make a large premium payment under this Policy, and you wish to avoid Modified Endowment Contract classification, you may contact us in writing before making the payment and we will tell you the maximum amount which you can pay into the Policy. See "Federal Tax Matters -- Tax Status of the Policy".



PLANNED PERIODIC PREMIUMS

     You may choose a Planned Periodic Premium schedule which indicates a preference as to future amounts and frequency of payment. You may pay Planned Periodic Premiums annually, semi-annually, quarterly or, if you choose, you can pay the Planned Periodic Premiums by bank account monthly deduction or government allotment.

     Your Policy will show the amount and frequency of your initial Planned Periodic Premium. You may change the Planned Periodic Premium at any time by written request. We may limit the amount of any increase. Failure to make any Planned Periodic Premium payment will not, however, necessarily result in lapse of the Policy. On the other hand, making Planned Periodic Premium payments will not guarantee that the Policy remains in force. See "Death Benefit Guarantee" and "Policy Lapse and Reinstatement".


PAYING PREMIUMS BY MAIL

     You may pay Planned Periodic Premiums and Unscheduled Additional Premiums to the Company by mailing the payments to:

     ReliaStar Life Insurance Company
     P.O. Box 1880
     Minneapolis, Minnesota 55480-1880



DEATH BENEFIT GUARANTEE


     If you meet the requirements described below, we guarantee that we will not lapse the Policy even if the Cash Surrender Value is not sufficient to cover the Monthly Deduction that is due. This feature of the Policy is called the "Death Benefit Guarantee". Each Policy will specify the Death Benefit Guarantee Period. For a standard rated Policy without any term insurance riders the Death Benefit Guarantee Period expires at the Insured's Age 65 for Issue Ages 0 through 60, or at the end of five Policy Years for Issue Ages 61 through 80, or at the end of three Policy Years for Issue Ages 81 through 85. The Death Benefit Guarantee Period is shorter for substandard rated policies or if any term insurance rider is attached.



     In general, the two most significant benefits from the Death Benefit Guarantee are as follows:


     o First, during the early Policy Years, the Cash Surrender Value will generally not be sufficient to cover the Monthly Deduction, so that the Death Benefit Guarantee will be necessary to avoid lapse of the Policy. See "Policy Lapse and Reinstatement". This occurs because the Surrender Charge usually exceeds the Accumulation Value in these years. In this regard, you should consider that if you request an increase in Face Amount, an additional Surrender Charge would apply for the 10 years following the increase, which could create a similar possibility of lapse as exists during the early Policy Years.

     o Second, to the extent the Cash Surrender Value declines due to poor investment performance, or due to an additional Surrender Charge after a requested increase, the Cash Surrender Value may not be sufficient even in later Policy Years to cover the Monthly Deduction, so that the Death Benefit Guarantee may also be necessary in later Policy Years to avoid lapse of the Policy.

Thus, even though the Policy permits premium payments that are less than the Minimum Monthly Premiums, you may lose the significant protection provided by the Death Benefit Guarantee by paying less than the Minimum Monthly Premiums.

REQUIREMENTS FOR THE DEATH BENEFIT GUARANTEE
     The Death Benefit Guarantee will be in effect if the sum of all premiums paid minus any partial withdrawals and any loans are equal to or greater than the sum of the Minimum Monthly Premiums since the Policy Date. You must satisfy the requirements for the Death Benefit Guarantee as of each Monthly Anniversary, even though you do not have to pay premiums monthly.

     EXAMPLE: The Policy Date is January 1, 2000. The Minimum Monthly Premium is $100 per month. No Policy loans or partial withdrawals are taken and no Face Amount changes have occurred.

   Case 1. You pay $100 each month. The Death Benefit Guarantee is maintained.


   Case 2. You pay $1,000 on January 1, 2000. The $1,000 maintains the Death Benefit Guarantee without your paying any additional premiums for the next 10 months (through October 31, 2000). However, you must pay at least $100 by November 1, 2000 to maintain the Death Benefit Guarantee through November 30, 2000.

     We will determine (and the Policy will indicate) the amount of the initial Minimum Monthly Premium at issuance of the Policy. The initial Minimum Monthly Premium will depend upon the Insured's sex, Age at issue, Rate Class, optional insurance benefits added by rider, and the initial Face Amount.

    The following Policy changes may change the Minimum Monthly Premium:

     o A requested increase or decrease in the Face Amount (see "Death Benefit -- Requested Changes in Face Amount").


     o A change in the Death Benefit Option (see "Death Benefit -- Changing the Death Benefit Option").


     o The addition or termination of a Policy rider (see "General Provisions -- Optional Insurance Benefits").

We will notify you in writing of any changes in the Minimum Monthly Premium.

     If you have not made sufficient premium payments to maintain the Death Benefit Guarantee as of any Monthly Anniversary, we will send you notice of the premium payment required to maintain the Death Benefit Guarantee. If we do not receive the required premium payment within 61 days from the date of our notice, the Death Benefit Guarantee will terminate. You can reinstate the Death Benefit Guarantee within the first 5 Policy Years by paying any past due Minimum Monthly Premiums. After the first 5 Policy Years, a lapsed Death Benefit Guarantee cannot be reinstated.

     Even if the Death Benefit Guarantee terminates, the Policy will not necessarily lapse. For a discussion of the circumstances under which the Policy may lapse, see "Policy Lapse and Reinstatement".


ACCUMULATION VALUE
     The Accumulation Value of the Policy (that is, the total value attributable to a specific Policy in the Variable Account and the Fixed Account) is equal to the sum of the Variable Accumulation Value (the value attributable to the Variable Account) plus the Fixed Accumulation Value (the value attributable to the Fixed Account). You should distinguish the Accumulation Value from the Cash Surrender Value that would actually be paid to you upon total surrender of the Policy, which is the Accumulation Value less any Surrender Charge, Loan Amount and unpaid Monthly Deductions. See "Surrender Benefits -- Total Surrender". You should also distinguish the Accumulation Value from the Cash Value, which determines the amount available for Policy loans, and is the Accumulation Value less any Surrender Charge. See "Policy Loans."

     The Variable Accumulation Value will generally vary daily and will increase or decrease to reflect the investment performance of the Funds in which Sub-Accounts of the Variable Account have been invested.

     We will increase the Variable Accumulation Value by:

     o  any Net Premiums credited to the Variable Account, and

     o  any transfers from the Fixed Account.

     We will reduce the Variable Accumulation Value by:

     o    the Monthly Deduction attributable to the Variable Account,

     o    partial withdrawals from the Variable Account,

     o any transfer and partial withdrawal charges attributable to the Variable Account, and

     o any amounts transferred from the Variable Account to the Fixed Account (including amounts transferred from the Variable Account to the Fixed Account as security for Policy loans -- see "Policy Loans").

     We will increase the Fixed Accumulation Value by:

     o    any Net Premiums credited to the Fixed Account,

     o any interest credited to the Fixed Account (determined at our discretion, but guaranteed not to be less than 3%), and

     o any amounts transferred from the Variable Account to the Fixed Account (including amounts transferred to the Fixed Account as security for Policy loans -- see "Policy Loans").

     We will reduce the Fixed Accumulation Value by:

     o    the Monthly Deduction attributable to the Fixed Account,

     o    partial withdrawals from the Fixed Account,

     o any transfer and partial withdrawal charges attributable to the Fixed Account, and

     o    any amounts transferred from the Fixed Account to the Variable
          Account.


     See Appendix B for a detailed discussion of the calculation of Accumulation Value. Appendix C includes an illustration of various Accumulation Values, Cash Surrender Values, and Death Benefits, assuming different levels of premium payments and various investment returns for selected Ages and Face Amounts.


SPECIALIZED USES OF THE POLICY

     Because the Policy provides for an accumulation of Cash Surrender Value as well as a Death Benefit, the Policy can be used for various individual and business financial planning purposes. Purchasing the Policy in part for such purposes entails certain risks. For example, if the investment performance of the Sub-Accounts to which Accumulation Value is allocated is poorer than expected or if sufficient premiums are not paid, the Policy may lapse or may not accumulate sufficient Accumulation Value or Cash Surrender Value to fund the purpose for which the Policy was purchased. Withdrawals and Policy loans may significantly affect current and future Accumulation Value, Cash Surrender Value, or Death Benefit proceeds. Depending upon Sub-Account investment performance and the amount of a Policy loan, the loan may cause a Policy to lapse. Because the Policy is designed to provide benefits on a long-term basis, before purchasing a Policy for a specialized purpose a purchaser should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered. Using a Policy for a specialized purpose may have tax consequences. See "Federal Tax Matters".



POLICY LAPSE AND REINSTATEMENT

     LAPSE. Unlike traditional life insurance policies, the failure to make a Planned Periodic Payment will not by itself cause the Policy to lapse (terminate). If the Death Benefit Guarantee is not in effect, the Policy will lapse only if, as of any Monthly Anniversary, the Cash Surrender Value is less than the Monthly Deduction due, and a grace period of 61 days expires without a sufficient payment.

     During the early Policy Years, the Cash Surrender Value will generally not be sufficient to cover the Monthly Deduction, so that premium payments sufficient to maintain the Death Benefit Guarantee will be required to avoid lapse. See "Death Benefit Guarantee".

     The Policy does not lapse, and the insurance coverage continues, until the expiration of a 61-day grace period which begins on the date we send you written notice indicating that the Cash Surrender

Value is less than the Monthly Deduction due. Our written notice will indicate the amount of the payment required to avoid lapse. If you do not make a sufficient payment within the grace period, then the Policy will lapse without value.

     If the Insured dies during the grace period, the proceeds payable will equal the amount of the Death Benefit on the Valuation Date on or next following the date of the Insured's death, reduced by any Loan Amount and any unpaid Monthly Deductions.

     If the Death Benefit Guarantee is in effect, we will not lapse the Policy. See "Death Benefit Guarantee".

     REINSTATEMENT. Reinstatement means putting a lapsed Policy back in force. You may reinstate a lapsed Policy by written request any time within five years after it has lapsed if it has not been surrendered for its Cash Surrender Value.

     To reinstate the Policy and any riders you must submit evidence of insurability satisfactory to us and you must pay a premium large enough to keep the Policy in force for at least two months.

     A lapsed Death Benefit Guarantee cannot be reinstated after the fifth Policy Year.


SURRENDER BENEFITS
     Subject to certain limitations, you may make a total surrender of the Policy or a partial withdrawal of the Policy's Cash Surrender Value by sending us a written request. We will determine the amount available for a total surrender or partial withdrawal at the end of the Valuation Period when we receive your written request. Generally, we will pay any amounts from the Variable Account upon total surrender or partial withdrawal within seven days after we receive your written request. We may postpone payments, however, in certain circumstances. See "General Provisions -- Postponement of Payments".

TOTAL SURRENDER

     You may surrender the Policy at any time for its Cash Surrender Value by making a written request. The Cash Surrender Value is the Accumulation Value of the Policy reduced by any Surrender Charge, Loan Amount and unpaid Monthly Deductions. If the Cash Surrender Value at the time of a surrender exceeds $25,000, the written request must include a Signature Guarantee. Appendix C shows an illustration of Accumulation Values, Cash Surrender Values, and Death Benefits assuming different levels of premium payments and investment returns for selected Ages and Face Amounts.


PARTIAL WITHDRAWAL
     After the first Policy Year, you may withdraw part of the Cash Surrender Value by sending us a written request. If the amount being withdrawn exceeds $25,000, then the written request must include a Signature Guarantee. We currently allow only one partial withdrawal in any Policy Year. We currently make a $10 charge for each partial withdrawal. We guarantee that this charge will not exceed $25 for each partial withdrawal. See "Deductions and Charges -- Partial Withdrawal and Transfer Charges". The amount of any partial withdrawal must be at least $500 and, during the first 10 Policy Years, may not be more than 20% of the Cash Surrender Value on the date we receive your written request.

     Unless you specify a different allocation, we make partial withdrawals from the Fixed Account and the Sub-Accounts of the Variable Account on a proportionate basis based upon the Accumulation Value. We will determine these proportions at the end of the Valuation Period during which we receive your written request. For purposes of determining these proportions, we first subtract any outstanding Loan Amount from the Fixed Accumulation Value.

     EFFECT OF PARTIAL WITHDRAWALS. We will reduce the Accumulation Value by the amount of any partial withdrawal. We will also reduce the Death Benefit by the amount of the withdrawal, or, if the Death Benefit is based on the corridor percentage of Accumulation Value (see "Death Benefit -- Death Benefit Options"), by an amount equal to the corridor percentage times the amount of the partial withdrawal.

     If the Level Amount Option is in effect, we will reduce the Face Amount by the amount of the partial withdrawal. When increases in the Face Amount have occurred previously, we reduce the current Face Amount by the amount of the partial withdrawal in the following order:

     (1) The Face Amount provided by the most recent increase;

     (2) The next most recent increases successively; and


     (3) The Face Amount when the Policy was issued.


     (This assumption also applies to requested decreases in Face Amount -- see "Death Benefit -- Requested Changes in Face Amount".) Thus, partial withdrawals may affect the way in which the cost of insurance is calculated and the amount of pure insurance protection under the Policy. See "Death Benefit -- Requested Changes in Face Amount", "Deductions and Charges -- Monthly Deduction" and "Death Benefit -- Insurance Protection".

     We do not allow a partial withdrawal if the Face Amount after a partial withdrawal would be less than the minimum Face Amount (currently $25,000).

     If the Variable Amount Option or the Face Plus Premium Amount Option is in effect, a partial withdrawal does not affect the Face Amount.

     A partial withdrawal may also cause the termination of the Death Benefit Guarantee because we deduct the amount of the partial withdrawal from the total premiums paid in calculating whether you have paid sufficient premiums in order to maintain the Death Benefit Guarantee.


     Like partial withdrawals, Policy loans are a means of withdrawing money from the Policy. See "Policy Loans". A partial withdrawal or a Policy loan may have tax consequences depending on the circumstances of such withdrawal or loan. See "Federal Tax Matters -- Tax Status of the Policy".



TRANSFERS
     You may transfer all or part of the Variable Accumulation Value between the Sub-Accounts or to the Fixed Account subject to any conditions the Funds whose shares are involved may impose. You must make your transfer request in writing unless you have completed a telephone transfer authorization form. You may also direct us to automatically make periodic transfers under the Dollar Cost Averaging or Portfolio Rebalancing services as described below.

     To transfer all or part of the Variable Accumulation Value from a Sub-Account, we redeem Accumulation Units and reinvest their values in other Sub-Accounts, or the Fixed Account, as you direct in your request. We will effect transfers, and determine all values in connection with transfers, at the end of the Valuation Period during which we receive your request, except as otherwise specified for the Dollar Cost Averaging or Portfolio Rebalancing services. With respect to future Net Premium payments, however, your current premium allocation will remain in effect unless (1) you have requested the Portfolio Rebalancing service, or (2) you are transferring all of the Variable Accumulation Value from the Variable Account to the Fixed Account in exercise of conversion rights. See "Free Look and Conversion Rights -- Conversion Rights".

     Transfers from the Fixed Account to the Variable Account are subject to the following additional restrictions:

     o your transfer request must be postmarked no more than 30 days before or after the Policy Anniversary in any year, and only one transfer is permitted during this period,

     o you may only transfer up to 50% of the Fixed Accumulation Value, less any Loan Amount, unless the balance, after the transfer, would be less than $1,000, in which event you may transfer the full Fixed Accumulation Value, less any Loan Amount, and

     o you must transfer at least the lesser of $500 or the total Fixed Accumulation Value, less any Loan Amount.


     Some of these restrictions may be waived for transfers due to the Portfolio Rebalancing Service.


     TELEPHONE/FAX INSTRUCTIONS. You are allowed to enter certain types of instructions either by telephone or by fax if you complete a telephone/fax instruction authorization form. If you complete the form, you can enter the following types of instructions by telephone or fax:

     o  transfers between Sub-Accounts


     o  changes of allocations among fund options

By completing the telephone/fax form, you agree that we will not be liable for any loss, liability, cost or expense when we act in accordance with the telephone/fax transfer instructions that we receive or are recorded on voice recording equipment. If we later determine that you did not make a telephone/fax transfer request or the request was made without your authorization, and loss results from such unauthorized transfer, you bear the risk of this loss. We consider any requests made via fax as telephone requests and such requests are bound by the conditions in the telephone/fax transfer authorization form you sign. Any fax request should include your name, daytime telephone number, Policy number and, in the case of transfers, the names of the Sub-Accounts from which and to which money will be transferred and the allocation percentage. ReliaStar will employ reasonable procedures to confirm that instructions communicated by telephone/fax are genuine. If we do not employ such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone/fax instructions, providing written confirmation of such instructions, and/or tape recording telephone instructions.

     DOLLAR COST AVERAGING SERVICE. You may request this service if your Face Amount is at least $100,000 and your Accumulation Value, less any Loan Amount, is at least $5,000. If you request this service, you direct us to automatically make specific periodic transfers of a fixed dollar amount from any of the Sub-Accounts to one or more of the Sub-Accounts or to the Fixed Account. We do not permit transfers from the Fixed Account under this service. You may request that we make transfers of this type on a monthly, quarterly, semi-annual, or annual basis. This service is intended to allow you to use "Dollar Cost Averaging", a long term investment method which provides for regular investments over time. We make no guarantees that Dollar Cost Averaging will result in a profit or protect against loss. You may discontinue this service at any time by notifying us in writing.

     If you are interested in the Dollar Cost Averaging service, you may obtain a separate application form and full information concerning this service and its restrictions from us or our registered representative.

     We will discontinue the Dollar Cost Averaging service immediately (1) on receipt of any request to begin a Portfolio Rebalancing service, (2) if the Policy is in the grace period on any date when Dollar Cost Averaging transfers are scheduled, or (3) if the specified transfer amount from any Sub-Account is more than the Accumulation Value in that Sub-Account.

     We reserve the right to discontinue, modify, or suspend this service. Any such modification or discontinuation would not affect any Dollar Cost Averaging service requests already commenced.

     PORTFOLIO REBALANCING SERVICE. You may request this service if your Face Amount is at least $200,000 and your Accumulation Value, less any Loan Amount, is at least $10,000. If you request this service, you direct us to automatically make periodic transfers to maintain your specified percentage allocation of Accumulation Value, less any Loan Amount, among the Sub-Accounts of the Variable Account and the Fixed Account. We will also change your allocation of future Net Premium payments to be equal to this specified percentage allocation. You may request that we make transfers under this service on a quarterly, semi-annual, or annual basis. This service is intended to maintain the allocation you have selected consistent with your personal objectives.

     The Accumulation Value in each Sub-Account of the Variable Account and the Fixed Account will grow or decline at different rates over time. Portfolio Rebalancing will periodically transfer Accumulation Values from those accounts that have increased in value to those accounts that have increased at a slower rate or declined in value. If all accounts decline in value, it will transfer Accumulation Values from those that have decreased less in value to those that have decreased more in value. We make no guarantees that Portfolio Rebalancing will result in a profit or protect against loss. You may discontinue this service at any time by notifying us in writing.

     If you are interested in the Portfolio Rebalancing service you may obtain a separate application form and full information concerning this service and its restrictions from us or our registered representative.

     If you are using the Portfolio Rebalancing service, we will discontinue this service immediately (1) on receipt of any request to change the allocation of premiums to the Fixed Account and Sub-Account of the Variable Account, (2) on receipt of any request to begin a Dollar Cost Averaging service, (3) upon receipt of any request to transfer Accumulation Value among the accounts, or (4) if the policy is in the grace period or the Accumulation Value, less any Loan Amount, is less than $7,500 on any Valuation Date when Portfolio Rebalancing transfers are scheduled.

     We reserve the right to discontinue, modify, or suspend this service. Any such modification or discontinuation could affect Portfolio Rebalancing services currently in effect, but only after 30 days notice to affected Policy owners.

     TRANSFER LIMITS. We currently allow unlimited transfers in a Policy Year, although we reserve the right to limit you to no more than twelve transfers per year. All transfers that are effective on the same Valuation Date will be treated as one transfer transaction. Transfers made due to the Dollar Cost Averaging or Portfolio Rebalancing services do not currently count toward the limit on number of transfers.


     TRANSFER CHARGES. While there is currently no charge imposed on the first 24 transfers in a Policy Year, we reserve the right to make a charge not to exceed $25 per transfer for the duration of the Policy. Further, no charge currently is made for transfers to implement Dollar Cost Averaging and Portfolio Rebalancing. See "Deductions and Charges -- Partial Withdrawal and Transfer Charges". In no event, however, will we impose any charge in connection with the exercise of a conversion right or transfers occurring as the result of Policy Loans. All transfers are also subject to any charges and conditions imposed by the Fund whose shares are involved. We will treat all transfers that are effective on the same Valuation Date as one transfer transaction for the purpose of assessing any transfer charge.




POLICY LOANS


     GENERAL. As long as the Policy remains in effect, you may borrow money from us using the Policy as security for the loan. We reserve the right to limit loans during the first Policy year (except that persons in Indiana may take loans during the first Policy year). The maximum amount you may borrow at any time is equal to the loan value of the Policy, which is equal to 90% of the Cash Value (100% in Texas) less the existing Loan Amount. If the Policy is in force as paid-up life insurance, the loan value is equal to the Cash Value on the next Policy Anniversary less any existing Loan Amount and loan interest to that date. Each Policy loan must be at least $500 ($200 in Connecticut). After Age 65, we currently allow you to borrow 100% of the Cash Surrender Value.


     You can make loan requests in writing or by telephoning us on any Valuation Date. Any loan request in excess of $25,000 will require a Signature Guarantee. Telephone loan requests cannot exceed $10,000. We currently do not require any election form to make telephone loan requests. We will employ reasonable procedures to confirm that loan requests made by telephone are genuine. In the event we do not employ such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmations of such instructions and/or tape recording telephone instructions.

     Policy loans have priority over the claims of any assignee or other person. You may repay a Policy loan in whole or in part at any time.

     We will normally pay the loan proceeds to you within seven days after we receive your request. We may postpone payment of loan proceeds to you under certain circumstances. See "General Provisions -- Postponement of Payments".

     Payments you make generally will be treated as premium payments, rather than Policy loan repayments, unless you indicate that we should treat the payment otherwise or unless we decide, at our discretion, to apply the payment as a Policy loan repayment. As a result, unless you indicate that a payment is a loan repayment, all payments you make to the Policy will generally be subject to the Premium Expense Charge. See "Deductions and Charges -- Premium Expense Charge".

     IMMEDIATE EFFECT OF POLICY LOANS. When we make a Policy loan, we will segregate an amount equal to the Policy loan (which includes interest payable in advance) within the Accumulation Value of your Policy and hold it in the Fixed Account as security for the loan. As described below, you will pay interest to us on the Policy loan, but we will also credit interest to you on the amount held in the Fixed Account as security for the loan. We will include the amount segregated in the Fixed Account as security for the Policy loan as part of the Fixed Accumulation Value under the Policy, but we will credit that amount with interest on a basis different from other amounts in the Fixed Account.

     Unless you specify differently, amounts held as security for the Policy loan will come proportionately from the Fixed Accumulation Value and the Variable Accumulation Value (with the proportions being determined as described below). We will transfer assets equal to the portion of the Policy loan coming from the Variable Accumulation Value from the Sub-Accounts of the Variable Account to the Fixed Account, THEREBY REDUCING THE POLICY VALUE HELD IN THE SUB-ACCOUNTS. We do not treat these transfers as transfers for the purposes of assessing the transfer charge or calculating the limit on the number of transfers.


     EFFECT ON INVESTMENT PERFORMANCE. Amounts coming from the Variable Account as security for Policy loans will no longer participate in the investment performance of the Variable Account. We will credit all amounts held in the Fixed Account as security for Policy loans (that is, the Loan Amount) with interest at an effective annual rate equal to 3.00%. WE WILL NOT CREDIT ADDITIONAL INTEREST TO THESE AMOUNTS. On the Policy Anniversary, we will allocate any interest credited on these amounts to the Fixed Account and the Variable Account according to the premium allocation then in effect (see "Payment and Allocation of Premiums -- Allocating Premiums").


     Although you may repay Policy loans in whole or in part at any time, Policy loans will permanently affect the Policy's potential Accumulation Value. As a result, to the extent that the Death Benefit depends upon the Accumulation Value (see "Death Benefit -- Death Benefit Options"), Policy loans will also affect the Death Benefit under the Policy. This effect could be favorable or unfavorable depending on whether the investment performance of the assets allocated to the Sub-Account(s) is less than or greater than the interest being credited on the assets transferred to the Fixed Account while the loan is outstanding. Compared to a Policy under which no loan is made, values under the Policy will be lower when such interest credited is less than the investment performance of assets held in the Sub-Account(s).

     EFFECT ON POLICY COVERAGE. We will notify you if, on any Monthly Anniversary, the Loan Amount is greater than the Accumulation Value, less the then applicable Surrender Charge. If we do not receive sufficient payment within 61 days from the date we send notice to you, the Policy will lapse and terminate without value. Our written notice to you will indicate the amount of the payment required to avoid lapse. The Policy may, however, later be reinstated. See "Policy Lapse and Reinstatement".

     A Policy loan may also cause termination of the Death Benefit Guarantee, because we deduct the Loan Amount from the total premiums paid in calculating whether you have paid sufficient premiums in order to maintain the Death Benefit Guarantee. See "Death Benefit Guarantee".

     We will reduce proceeds payable upon the death of the Insured by any Loan Amount.

     INTEREST. The interest rate charged on Policy loans will be an annual rate of 4.762%, payable in advance. After the 10th Policy Year, we currently charge interest at an annual rate of 2.913% (guaranteed not to exceed 3.382%), payable in advance, on that portion of your Loan Amount that is not in excess of (1) the Accumulation Value, less (2) the total of all premiums paid less all partial withdrawals. We will charge interest on any excess of this amount at the annual rate of 4.762%, payable in advance.

     Interest is payable in advance (for the rest of the Policy Year) at the time any Policy loan is made and at the beginning of each Policy Year thereafter (for that entire Policy Year). If you do not pay interest when due, we will deduct it from the Cash Surrender Value as an additional Policy loan (see "Immediate Effect of Policy Loans" above) and we will add it to the existing Loan Amount.

     Because we charge interest in advance, we will refund any interest that we have not earned to you upon lapse or surrender of the Policy or repayment of the Policy Loan.

     REPAYMENT OF LOAN AMOUNT. You may repay the Loan Amount any time. If not repaid, we will deduct the Loan Amount from any amount payable under the Policy. As described above, unless you provide us with notice to the contrary, we generally will treat any payments on the Policy as premium payments, which are subject to the Premium Expense Charge, rather than repayments on the Loan Amount. Any repayments on the Loan Amount will result in amounts being reallocated from the Fixed Account and to the Sub-Accounts of the Variable Account according to your current premium allocation.


     TAX CONSIDERATIONS. A Policy loan may have tax consequences depending on the circumstances of the loan. See "Federal Tax Matters -- Tax Status of the Policy".

     1035 EXCHANGES. We reserve the right to permit a Policy Loan prior to the first Policy Anniversary for Policies issued pursuant to a transfer of Cash Values from another life insurance policy under Section 1035(a) of the Code, as amended. In the event of such a Policy Loan, the Policy Loan will be treated for all purposes as made on the Policy Issue Date.


FREE LOOK AND CONVERSION RIGHTS

FREE LOOK RIGHTS

     The Policy provides for a "free look" period after application for and issuance of the Policy. The Policy also provides for a "free look" period after any requested increase in Face Amount.

     During the free look period after application for and issuance of the Policy, you have a right to return the Policy for cancellation. You must return the Policy to your agent or us and ask us to cancel the Policy by midnight of the 10th day after receiving the Policy. Upon cancellation of the Policy, you will receive a refund of premiums paid for the Policy.

     During the free look period after a requested increase in Face Amount, you have the right to cancel the increase. You must request cancellation of the increase by midnight of the 10th day after receiving the new Policy Data Page reflecting the increase. Upon requesting cancellation of the increase, you will receive a refund, if you so request, or otherwise a restoration to the Policy's Accumulation Value (allocated among the Fixed Account and the Sub-Accounts of the Variable Account as if it were a Net Premium payment), in an amount equal to all Monthly Deductions attributable to the increase in Face Amount, including rider cost arising from the increase.


CONVERSION RIGHTS

     During the first two Policy Years and the first two years following a requested increase in Face Amount, we provide you with an option to convert the Policy or any requested increase in Face Amount to a life insurance policy under which the benefits do not vary with the investment experience of the Variable Account. For policies issued in all states, except Connecticut, we make this option available by permitting you to transfer all or a part of your Variable Accumulation Value to the Fixed Account. For policies issued in Connecticut, you may exchange this Policy for a different permanent fixed benefit life insurance policy that we offer in that state. The two conversion right options are discussed below.


     GENERAL OPTION. In all states except Connecticut, you may exercise your conversion right by transferring all or any part of your Variable Accumulation Value to the Fixed Account. If, at any time during the first two Policy Years or the first two years following a requested increase in Face Amount, you request transfer from the Variable Account to the Fixed Account and indicate that you are making the transfer in exercise of your conversion right, we will not assess any transfer charge on the transfer, and the transfer will not count against the limit on the number of transfers. At the time of such transfer, there is no effect on the Policy's Death Benefit, Face Amount, net amount at risk, Rate Class(es) or Issue Age -- only the method of funding the Accumulation Value under the Policy will be affected. See "Death Benefit", "Accumulation Value" and Appendix A, "The Fixed Account".

     If you transfer all of the Variable Accumulation Value from the Variable Account to the Fixed Account and indicate that you are making this transfer in exercise of your Conversion Right, we will automatically credit all future premium payments on the policy to the Fixed Account unless you request a different allocation.

     CONNECTICUT. During the first two Policy Years and during the first 24 months following a requested increase in Face Amount, you may convert the Policy or the Face Amount increase to any fixed benefit whole life insurance policy we offer. We will not require any evidence of insurability for the conversion. In order to convert to a new policy, we must receive a written conversion request. If the entire Policy is being converted, you must surrender the Policy to us. The conversion must be made while the Policy is in force; and any outstanding Loan Amount must be repaid.

     The new policy will have the same Issue Age and rate class as the Policy. If you are converting the entire Policy, the effective date of the conversion will be the date on which we receive both your written conversion request and the Policy. If you are converting a Face Amount increase, the effective date of the conversion will be the date on which we receive your written conversion request.

     On the effective date of the conversion, the new policy will have, at your option, either:

     (1) A death benefit which is equal to the Death Benefit of the Policy on the effective date of the conversion, or in the case of a Face Amount increase, a death benefit equal to the increase in Face Amount; or

     (2) A net amount at risk which equals the Death Benefit of the Policy on the effective date of the conversion, less the Accumulation Value on that date, or in the case of a Face Amount increase, a net amount at risk which equals the Face Amount increase on the effective date of conversion less the Accumulation Value on that date which is considered to be part of the Face Amount increase.


     The conversion will be subject to an equitable adjustment in payments and Policy values to reflect variances, if any, in the payments and Policy values under the Policy and the new policy. We may require an additional premium payment. The old Policy's Surrender Charge will not be applied. The new Policy's provisions and charges will be the same as those that would have been in effect had the new Policy been issued on the Policy Date.


ADDITIONAL INFORMATION ON THE INVESTMENTS OF THE VARIABLE ACCOUNT

INVESTMENT LIMITS

     Although the Variable Account currently consists of 29 investment options, we currently only permit you to participate in a maximum of 17 investment options over the lifetime of your Policy. The initial allocation of your premium to the Fidelity VIP Money Market Sub-Account will count against the 17 investment option limitation. You do not have to choose your investment options in advance, but once you participate in the 17th Fund since your Policy was issued, you would only be able to transfer within those 17 Funds already used and which are still available.

     The Fund shares may be available to fund benefits under both variable annuity and variable life contracts and policies. This could result in an irreconcilable conflict between the interests of the holders of the different types of variable contracts. The Funds have advised us that they will monitor for such conflicts and will promptly provide us with information regarding any such conflicts should they arise or become imminent, and we will promptly advise the Funds if we become aware of any such conflicts. If any such material irreconcilable conflict arises, we will arrange to eliminate and remedy such conflict up to and including establishing a new management investment company and segregating the assets underlying the variable policies and contracts at no cost to the holders of the policies and contracts.

     There also is a possibility that one Fund might become liable for any misstatement, inaccuracy or incomplete disclosure in another Fund's prospectus.

     The Funds distribute dividends and capital gains. However, we automatically reinvest distributions in additional Fund shares, at net asset value. The Sub-Account receives the distributions which are then reflected in the Unit Value of that Sub-Account. See "Accumulation Value".

     ReliaStar has entered into service arrangements with the managers or distributors of certain of the Funds. Under these arrangements, ReliaStar or its affiliates may receive compensation from affiliates of the Funds. This compensation is for providing administrative, recordkeeping, distribution and other services to the Funds or their affiliates. Such compensation is paid based upon assets invested in the particular Funds, or based on the aggregated net asset goals. Payments of such amounts by an affiliate or affiliates of the Funds do not increase the fees paid by the Funds or their shareholders. The percentage paid may vary from one Fund to another.

ADDITION, DELETION, OR SUBSTITUTION OF INVESTMENTS
     We reserve the right, subject to compliance with applicable law, to make additions to, deletions from, or substitutions for the shares that are held by the Variable Account or that the Variable Account may purchase.

     o We reserve the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in a new Fund, or in shares of another investment company, with a specified investment objective. We may establish new Sub-Accounts when, in our sole discretion, marketing needs or investment conditions warrant, and we will make any new Sub-Accounts available to existing Policy owners on a basis we determine.

     o We may eliminate one or more Sub-Accounts, or prohibit additional new premium or transfers into a Sub-Account, if, in our sole discretion, marketing, tax, regulatory requirements or investment conditions warrant.

     o We reserve the right to eliminate the shares of any of the Funds and to substitute shares of another Fund or of another open-end, registered investment company. We will not substitute any shares attributable to your interest in a Sub-Account of the Variable Account without notice and prior approval of the SEC, to the extent required by the Investment Company Act of 1940 or other applicable law.

     Nothing contained herein shall prevent the Variable Account from:

     o  Purchasing other securities of other Funds or classes of policies,

     o Permitting a conversion between Funds or classes of policies on the basis of requests made by Policy owners, or

     o Substituting the shares of one fund for shares of another fund in the event of a merger of funds or similar transaction.

     In the event of any such substitution, deletion or change, we may make appropriate changes in this and other policies to reflect such substitution, deletion or change. If you allocated all or a portion of your investments to any of the current funds that are being substituted for or deleted, you may transfer the portion of the Accumulation Value affected without paying a transfer charge.

     If we deem it to be in the best interests of persons having voting rights under the Policies, we may:

     o  operate the Variable Account as a management company under the 1940 Act,

     o deregister the Variable Account under the 1940 Act in the event such registration is no longer required, or

     o  combine the Variable Account with our other separate accounts.


VOTING RIGHTS
     You have the right to instruct us how to vote the Fund shares attributable to the Policy at regular meetings and special meetings of the Funds. We will vote the Fund shares held in Sub-Accounts according to the instructions received, as long as:

     o The Variable Account is registered as a unit investment trust under the Investment Company Act of 1940; and

     o  The Variable Account's assets are invested in Fund shares.

     If we determine that, because of applicable law or regulation, we do not have to vote according to the voting instructions received, we will vote the Fund shares at our discretion.

     All persons entitled to voting rights and the number of votes they may cast are determined as of a record date, selected by us, not more than 90 days before the meeting of the Fund. All Fund proxy materials and appropriate forms used to give voting instructions will be sent to persons having voting interests.

     We will vote any Fund shares held in the Variable Account for which we do not receive timely voting instructions, or which are not attributable to Policy owners, in proportion to the instructions received from all Policy owners having a voting interest in the Fund. Any Fund shares held by us or any of our affiliates in general accounts will, for voting purposes, be allocated to all separate accounts having voting interests in the Fund in proportion to each account's voting interest in the respective Fund, and will be voted in the same manner as are the respective account's votes.

     Owning the Policy does not give you the right to vote at meetings of our stockholders.

     DISREGARDING VOTING INSTRUCTIONS. We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the subclassification or investment objective of any Fund or to approve or disapprove an investment advisory contract for any Fund. In addition, we may disregard voting instructions in favor of changes initiated by a Policy owner in the investment policy or the investment adviser of any Fund if we reasonably disapprove of such changes. We would disapprove a change only if the proposed change is contrary to state law or prohibited by state regulatory authorities, or we determine that the change would have an adverse effect on the Variable Account in that the proposed investment policy for a Fund may result in speculative or unsound investments. In the event we do disregard voting instructions, we will include a summary of that action and the reasons for such action in the next annual report to owners.


PAID-UP LIFE INSURANCE OPTION

     Before Age 100, if the Insured is living and the Policy is in force, you may make a written request to direct us to apply the Cash Surrender Value of the Policy to purchase paid-up life insurance. The amount by which this insurance will exceed its cash value cannot be greater than the amount by which the Policy's Death Benefit exceeds the Policy's Accumulation Value. We will pay you in cash any Cash Surrender Value not used to purchase paid-up life insurance. Any cash paid out or Policy loans forgiven may be considered a taxable event.


GENERAL PROVISIONS


OWNERSHIP
     While the Insured is alive, subject to the Policy's provisions you may:

     o Change the amount and frequency of premium payments.
     o Change the allocation of premiums.
     o Change the Death Benefit Option.
     o Change the Face Amount.
     o Make transfers between accounts.
     o Surrender the Policy for cash.
     o Make a partial withdrawal for cash.
     o Receive a cash loan.
     o Assign the Policy as collateral.
     o Change the beneficiary.
     o Transfer ownership of the Policy.
     o Enjoy any other rights the Policy allows.

PROCEEDS
     At the Insured's death, the proceeds payable include the Death Benefit then in force:

     o Plus any additional amounts provided by rider on the life of the Insured;
     o Plus any Policy loan interest that we have collected but not earned;
     o Minus any Loan Amount; and
     o Minus any unpaid Monthly Deductions.

BENEFICIARY
     You may name one or more beneficiaries on the application when you apply for the Policy. You may later change beneficiaries by written request. You may also name a beneficiary whom you cannot change without his or her consent (irrevocable beneficiary). If no beneficiary is surviving when the Insured dies, we will pay the Death Benefit to you, if surviving, or otherwise to your estate.

POSTPONEMENT OF PAYMENTS
     We generally make payments from the Variable Account for Death Benefits, cash surrender, partial withdrawal, or loans within seven days after we receive all the documents required for the payments.

     We may, however, delay making a payment when we are not able to determine the Variable Accumulation Value because (1) the New York Stock Exchange is closed, other than customary weekend or holiday closings, or the SEC restricts trading on the New York Stock Exchange, (2) the SEC by order permits postponement for the protection of Policyholders, or (3) the SEC determines that an emergency exists which makes disposing of securities not reasonably practicable, or which makes it not reasonably practicable to determine the value of the Variable Account's net assets. We may also postpone transfers and allocations to and from any Sub-Account of the Variable Account under these circumstances.

     We may delay any of the payments that we make from the Fixed Account for up to six months from the date we receive the documents required. We will pay interest at an effective annual rate of 3.50% if we delay payment more than 30 days. We will not credit any additional interest to any delayed payments. The time a payment from the Fixed Account may be delayed and the rate of interest paid on such amounts may vary among states.


SETTLEMENT OPTIONS

     Settlement Options are ways you can choose to have the Policy's proceeds paid. These Settlement Options apply to proceeds paid:

     o At the Insured's death.

     o On total surrender of the Policy.

     We pay the proceeds to one or more payees. We may pay the proceeds in a lump sum or we may apply the proceeds to one of the following Settlement Options. You may request that we use a combination of Options. You must apply at least $2,500 to any Option for each payee under that Option. Under an installment Option, each payment must be at least $25.00. We may adjust the interval to make each payment at least $25.00.

     Proceeds applied to any Option no longer earn interest at the rate applied to the Fixed Account or participate in the investment performance of the Funds.


     Option 1 -- Proceeds are left with us to earn interest. Withdrawals and any changes are subject to our approval.

     Option 2 -- Proceeds and interest are paid in equal installments of a specified amount until the proceeds and interest are all paid.

     Option 3 -- Proceeds and interest are paid in equal installments for a specified period until the proceeds and interest are all paid.

     Option 4 -- The proceeds provide an annuity payment with a specified number of months "certain". The payments are continued for the life of the primary payee. If the primary payee dies before the certain period is over, the remaining payments are paid to a contingent payee.

     Option 5 -- The proceeds provide a life income for two payees. When one payee dies, the surviving payee receives two-thirds of the amount of the joint monthly payment for life.

     INTEREST ON SETTLEMENT OPTIONS. We base the interest rate for proceeds applied under Options 1 and 2 on the interest rate we declare on funds that we consider to be in the same classification based on the Option, restrictions on withdrawal, and other factors. The interest rate will never be less than an effective annual rate of 2.0%.


     In determining amounts we pay under Options 3, 4,and 5, we assume interest at an effective annual rate of 2%. Also, for Option 3 and "certain" periods under Option 4, we credit any excess interest we may declare on funds that we consider to be in the same classification based on the Option, restrictions on withdrawal, and other factors.



INCONTESTABILITY

     After the Policy has been in force during the Insured's lifetime for two years from the Policy's Issue Date, we cannot claim the Policy is void or refuse to pay any proceeds unless the Policy has lapsed.

     If you make a Face Amount increase or a premium payment which requires proof of insurability, the corresponding Death Benefit increase has its own two-year contestable period measured from the effective date of the increase.

     If the Policy is reinstated, we measure the contestable period from the date of reinstatement with respect to statements made on the application for reinstatement.


MISSTATEMENT OF AGE AND SEX

     If the Insured's Age or sex or both are misstated (except where unisex rates apply), the Death Benefit will be the amount that the most recent cost of insurance would purchase using the current cost of insurance rate for the correct Age and sex.

SUICIDE

     If the Insured commits suicide, whether sane or insane, within two years of the Policy's Issue Date (one year in Colorado and North Dakota), we do not pay the Death Benefit. Instead, we refund all premiums paid for the Policy and any attached riders, minus any Loan Amounts and partial withdrawals.

     If you make a Face Amount increase or a premium payment which requires proof of insurability, the corresponding Death Benefit increase has its own two-year suicide limitation for the proceeds associated with that increase. If the Insured commits suicide, whether sane or insane, within two years of the effective date of the increase, we pay the Death Benefit prior to the increase and refund the cost of insurance for that increase.


TERMINATION

     The Policy terminates when any of the following occurs:

     o The Policy lapses. See "Policy Lapse and Reinstatement".
     o The Insured dies.
     o You surrender the Policy for its Cash Surrender Value.
     o We amend the Policy according to the amendment provision described below and you do not accept the amendment.


AMENDMENT

     We reserve the right to amend the Policy in order to include any future changes relating to the following:


     o   Any SEC rulings and regulations.
     o The Policy's qualification for treatment as a life insurance policy under the following:
         -- The Code as amended.
         -- Internal Revenue Service rulings and regulations.
         -- Any requirements imposed by the Internal Revenue Service.



REPORTS

     ANNUAL STATEMENT. We will send you an Annual Statement once each year, showing the Face Amount, Death Benefit, Accumulation Value, Cash Surrender Value, Loan Amount, premiums paid, Planned Periodic Premiums, interest credits, partial withdrawals, transfers, and charges since the last statement.

     Additional statements are available upon request. We may make a charge not to exceed $50 for each additional Annual Statement you request.

     PROJECTION REPORT. Upon request, we will provide you a report projecting future results based on the Death Benefit Option you specify, the Planned Periodic Premiums you specify, and the Accumulation Value of your Policy at the end of the prior Policy Year. We may make a charge not to exceed $50 for each Projection Report you request after the first report and after the first report in a Policy Year.


     OTHER REPORTS. The Company will mail to you at your last known address of record at least annually a report containing such information as may be required by any applicable law. Call 1-800-456-6965 if you need copies of financial reports, prospectuses, or historical account information.



DIVIDENDS

     The Policy does not entitle you to participate in our surplus. We do not pay you dividends under the Policy.

     The Sub-Account receives any dividends paid by the related Fund. Any such dividend is credited to you through the calculation of the Sub-Account's daily Unit Value.


COLLATERAL ASSIGNMENT

     You may assign the benefits of the Policy as collateral for a debt. This limits your rights to the Cash Surrender Value and the beneficiary's rights to the proceeds. An assignment is not binding on us until we receive written notice.

OPTIONAL INSURANCE BENEFITS
     The Policy can include additional benefits, in the form of riders to the Policy, if our requirements for issuing such benefits are met. We currently offer the following benefit riders, although some riders may not be available in some states.


     ACCELERATED BENEFIT RIDER. Under certain circumstances we pay a part of the Death Benefit to you when the Insured has been diagnosed as having a terminal illness. See "Accelerated Benefit Rider".


     ACCIDENTAL DEATH BENEFIT RIDER. Provides an additional benefit if the Insured dies from an accidental injury.

     ADDITIONAL INSURED RIDER. Provides level term coverage to age 100 on a family member of the Insured.

     WAIVER OF MONTHLY DEDUCTION RIDER. The Monthly Deduction for the Policy is waived while the Insured is totally disabled under the terms of the rider.

     CHILDREN'S INSURANCE RIDER. Provides up to $10,000 of term life insurance on the life of each of the Insured's children, up to age 25.

     COST OF LIVING INCREASE RIDER. Provides optional increases in Face Amount on the life of the Insured every two years based on the cost of living without evidence of insurability.


     EXTENDED DEATH BENEFIT GUARANTEE RIDER. Provides a death benefit guarantee to Age 100 for payment of the guideline annual premium each year or on a cumulative basis.


     TERM INSURANCE RIDER. Provides level term insurance on the Insured if death occurs prior to the Insured's Age 100.

     The current cost of insurance rates for the rider are different than for the base Policy. In addition, the base Policy's Monthly Amount Charges per $1,000 and Surrender Charge do not apply to coverage under the rider. However, the Term Insurance Rider will cause the Death Benefit Guarantee Period of the base Policy to be shortened.


     After the tenth Policy Year if the base Death Benefit is equal to the Accumulation Value multiplied by the corridor percentage (see "Death Benefit"), you may ask us to replace the Term Insurance Rider amount with base coverage without providing evidence of insurability. We must replace the entire rider amount if any amount is replaced. Neither Surrender Charges nor Monthly Amount Charges will apply to the new additional base coverage. Cost of insurance rates on this new additional base coverage will be equal to the cost of insurance rates for the base coverage based on the original rider issue date.


     There may be times in which it will be to your economic advantage to include a significant portion of your insurance coverage under a term rider. In some other circumstances, it may be in your interest to obtain a Policy without term rider coverage. These circumstances depend on many factors, including the premium levels and amount and duration of coverage you choose, as well as the age, sex, and rate class of the Insured.

     WAIVER OF SPECIFIED PREMIUM RIDER. Contributes a specified amount of premium to the Policy each month while the Insured is totally disabled under the terms of the rider. This rider may not be available in all states. Ask your registered representative about the availability of this rider in your state.

FEDERAL TAX MATTERS

INTRODUCTION
     The following summary provides a general description of the Federal income tax considerations associated with the Policy and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based upon the Company's understanding of the present Federal income tax laws. No representation is made as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service (the "IRS").

     Any qualified plan contemplating the purchase of a life policy should consult a tax advisor.


TAX STATUS OF THE POLICY
     In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a Policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, the Company believes that a Policy issued on the basis of a standard risk class should satisfy the applicable requirements. There is less guidance with respect to Policies issued on a substandard basis (i.e., a premium class involving higher than standard mortality risk), and it is not clear whether such a Policy would satisfy the applicable requirements, particularly if the owner pays the full amount of premiums permitted under the Policy. If it is subsequently determined that a Policy does not satisfy the applicable requirements, the Company may take appropriate steps to bring the Policy into compliance with such requirements and reserves the right to restrict Policy transactions in order to do so.

     In certain circumstances, owners of variable life insurance contracts have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their policies due to their ability to exercise investment control over these assets. Where this is the case, the policy owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Policies, such as the flexibility of an owner to allocate premium payments and Policy Accumulation Values, have not been explicitly addressed in published rulings. While the Company believes that the Policies do not give owners investment control over Variable Account assets, the Company reserves the right to modify the Policies as necessary to prevent an owner from being treated as the owner of the Variable Account assets supporting the Policy.

     In addition, the Code requires that the investments of the Variable Account be "adequately diversified" in order for the Policies to be treated as life insurance contracts for Federal income tax purposes. It is intended that the Variable Account, through the Funds, will satisfy these diversification requirements.

     The following discussion assumes that the Policy will qualify as a life insurance contract for Federal income tax purposes.


TAX TREATMENT OF POLICY BENEFITS

     IN GENERAL. The Company believes that the Death Benefit under a Policy should be excludible from the gross income of the Beneficiary. Federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each owner or beneficiary. A tax advisor should be consulted on these consequences.

     Generally, the owner will not be deemed to be in constructive receipt of the Policy Accumulation Value until there is a distribution. When distributions from a Policy occur, including payments arising from any maturity benefits, or when loans are taken out from or secured by (e.g., by assignment), a Policy, the tax consequences depend on whether the Policy is classified as a "Modified Endowment Contract."

     MODIFIED ENDOWMENT CONTRACTS. Under the Internal Revenue Code, certain life insurance contracts are classified as "Modified Endowment Contracts," with less favorable tax treatment than other life insurance contracts. Due to the flexibility of the Policies as to premiums and benefits, the individual circumstances of each Policy will determine whether it is classified as a Modified Endowment Contract.

The rules are too complex to be summarized here, but generally depend on the amount of premiums paid during the first seven Policy Years. Certain changes in a Policy after it is issued could also cause it to be classified as a Modified Endowment Contract. A current or prospective owner should consult with a competent advisor to determine whether a Policy transaction will cause the Policy to be classified as a Modified Endowment Contract. The Company will monitor the Policies, however, and will attempt to notify an owner on a timely basis if it believes that such owner's Policy is in jeopardy of becoming a Modified Endowment Contract.

     DISTRIBUTIONS FROM MODIFIED ENDOWMENT CONTRACTS. POLICIES CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS ARE SUBJECT TO THE FOLLOWING TAX RULES:

     (1) All distributions, including distributions upon surrender and withdrawals, will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the unloaned Policy Accumulation Value (Cash Surrender Value for surrenders) immediately before the distribution plus prior distributions over the owner's total investment in the Policy at that time. "Total investment in the Policy" means the aggregate amount of any premiums or other considerations paid for a Policy, plus any previously taxed distributions, minus any credited dividends.


     (2) Loans taken from or secured by (e.g., by assignment) such a Policy are treated as distributions and taxed accordingly.


     (3) A 10 percent additional income tax is imposed on the amount included in income except where distribution or loan is made when the owner has attained age 591/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and the owner's beneficiary or designated beneficiary.

     DISTRIBUTIONS FROM POLICIES THAT ARE NOT MODIFIED ENDOWMENT CONTRACTS. Distributions from a Policy that is not a Modified Endowment Contract are generally treated first as a recovery of an owner's investment in the Policy and only after the recovery of all investment in the Policy as taxable income. However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance contract for Federal income tax purposes if Policy benefits are reduced during the first 15 Policy Years may be treated in whole or in part as ordinary income subject to tax.


     Loans from or secured by a Policy that is not a Modified Endowment Contract are not treated as distributions, except that upon a lapse of a Policy any outstanding Policy loan will be deemed to be distributed.


     Finally, neither distributions from nor loans from or secured by a Policy that is not a Modified Endowment Contract are subject to the 10 percent additional tax.

     POLICY LOANS. In general, interest on a loan from a Policy will not be deductible. Before taking out a Policy loan, you should consult a tax advisor as to the tax consequences.

     MULTIPLE POLICIES. All Modified Endowment Contracts that we (or our affiliates) issue to the same owner during any calendar year are treated as one Modified Endowment Contract for purposes of determining the amount includible in the owner's income when a taxable distribution occurs.

TAXATION OF RELIASTAR LIFE INSURANCE COMPANY
     We do not initially expect to incur any income tax burden upon the earnings or the realized capital gains attributable to the Variable Account. Based on this expectation, we currently make no charge to the Variable Account for Federal income taxes which may be attributable to the Account. If, however, we determine that we may incur such tax burden, we may assess a charge for such burden from the Variable Account.

     We may also incur state and local taxes, in addition to premium taxes, in several states. At present these taxes are not significant. If there is a material change in state or local tax laws, we may make charges for such taxes, if any, attributable to the Variable Account.

POSSIBLE CHANGES IN TAXATION
     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Policy.

OTHER CONSIDERATIONS

     The foregoing discussion is general and is not intended as tax advice. Any person concerned about these tax implications should consult a competent tax advisor. This discussion is based on our understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service. We make no representations as to the likelihood of continuation of these current laws and interpretations. In addition, the foregoing discussion is not exhaustive and special rules not described in this Prospectus may be applicable in certain situations. Moreover, we have made no attempt to consider any applicable state or other tax laws.



LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS
     The Policy is based on actuarial tables which distinguish between men and women and therefore provide different benefits to men and women of the same Age. Employers and employee organizations should consider, in consultation with legal counsel, the impact of the Supreme Court decision of July 6, 1983 in ARIZONA GOVERNING COMMITTEE V. NORRIS. That decision stated that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Employers and employee organizations should also consider, in consultation with legal counsel, the impact of Title VII generally, and comparable state laws that may be applicable, on any employment-related insurance or benefit plan for which a Policy may be purchased.

     Because of the NORRIS decision, the charges under the Policy that vary depending on sex may in some cases not vary on the basis of the Insured's sex. Unisex rates to be provided by us will apply, if requested on the application, for tax-qualified plans and those plans where an employer believes that the NORRIS decision applies. In this case, references made to the mortality tables applicable to this Policy are to be disregarded and substituted with an 80% male 20% female blend of the 1980 Commissioner's Standard Ordinary Smoker and Non-Smoker Mortality Tables, Age Last Birthday.


PREPARING FOR YEAR 2000

     Like all financial services providers, the Company utilizes systems that may be affected by Year 2000 transition issues and it relies on service providers, including the Funds, that also may be affected. The Company has developed, and is in the process of implementing, a Year 2000 transition plan, and is confirming that its service providers are also so engaged. The resources that are being devoted to this effort are substantial. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on the Company. However, as of the date of this prospectus, it is not anticipated that Policy owners will experience negative effects on their investment, or on the services provided in connection therewith, as a result of Year 2000 transition implementation. The Company currently anticipates that its systems will be Year 2000 compliant on or about by the end of the second quarter of 1999, but there can be no assurance that the Company will be successful, or that interaction with other service providers will not impair the Company's services at that time.



DISTRIBUTION OF THE POLICIES
     We intend to sell the Policies in all jurisdictions where we are licensed.



     The Policies will be distributed by the general distributor, Washington Square Securities, Inc., (WSSI), a Minnesota corporation, which is an affiliate of ours. WSSI is a securities broker-dealer registered with the SEC and is a member of the National Association of Securities Dealers, Inc. It is primarily a mutual funds dealer and has dealer agreements under which it markets shares of many mutual funds. It also markets limited partnerships and other tax-sheltered or tax-deferred investments, and acts as general distributor (principal underwriter) for variable annuity and variable life insurance products issued by us. The Policies will be sold by licensed insurance agents who are also registered representatives of WSSI or of other broker-dealers registered with the SEC under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. The Policies may also be sold through other broker-dealers authorized by WSSI and applicable law to do so. Registered representatives of such broker-dealers may be paid on a different basis than described below.

     The Policies will be sold by licensed insurance agents who are also registered representatives of broker-dealers registered with the SEC under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. Registered representatives who sell the Policies will receive commissions based on a commission schedule. In the first Policy Year, commissions generally will be no more than 50% of the premiums paid up to the annualized Minimum Monthly Premium, plus 2% of additional premiums. In any subsequent Policy Year, commissions generally will be 2% of premiums paid in that year. Corresponding commissions will be paid upon a requested increase in Face Amount. In addition, a commission of .25% of the average monthly Accumulation Value excluding any Loan Amount during each Policy Year may be paid. Further, registered representatives may be eligible to receive certain overrides and other benefits based on the amount of earned commissions.

     For all Policies which use the Select*Life Variable Account, the aggregate amount paid to WSSI under our Distribution Agreement was $45,011,491 in 1998, $34,572,698 in 1997, and $30,988,102 in 1996.

MANAGEMENT


     The following is a list of the current directors and executive officers of the Company, their principal occupation and business experience.



                       TERM                              PRINCIPAL OCCUPATION
DIRECTORS            EXPIRES                           AND BUSINESS EXPERIENCE
------------------  --------- -------------------------------------------------------------------------
Richard R. Crowl      1999      Senior Vice President, General Counsel and Secretary of ReliaStar
                                Financial Corp. since 1996; Senior Vice President and General Counsel of
                                ReliaStar Life Insurance Company, Northern Life Insurance Company,
                                ReliaStar Life Insurance Company of New York and ReliaStar United
                                Services Life Insurance Company since 1996; Senior Vice President and
                                General Counsel of Washington Square Advisers, Inc. since 1986; Vice
                                President and Associate General Counsel of ReliaStar Financial Corp. from
                                1989 to 1996; Vice President and Associate General Counsel of ReliaStar
                                Life Insurance Company from 1985 to 1996; Director and Senior Vice
                                President of various subsidiaries of ReliaStar Financial Corp.


Michael J. Dubes      1999      President and Chief Executive Officer of Northern Life Insurance Company
                                since 1994; Senior Vice President, Individual Insurance of ReliaStar Life
                                Insurance Company from 1987 to 1994; Chairman of Washington Square
                                Securities, Inc. from 1987 to 1994; Director and Officer of various subsidiaries of ReliaStar Financial Corp.


John H. Flittie       1999      Vice Chairman, President and Chief Operating Officer of ReliaStar Life
                                Insurance Company since 1996; President, Chief Operating Officer, and
                                Director of ReliaStar Financial Corp. and ReliaStar Life Insurance
                                Company since 1993; Vice Chairman of ReliaStar Life Insurance Company of
                                New York since 1995; Chief Executive Officer and President of ReliaStar
                                Life Insurance Company of New York from 1996 to 1998; Chairman and
                                Director of Washington Square Securities, Inc. since 1996; Chairman and
                                Director of PrimeVest Financial Services since 1996; Vice Chairman and
                                President of ReliaStar United Services Life Insurance Company and
                                ReliaStar Life Insurance Company of New York since 1995; Senior Executive
                                Vice President and Chief Operating Officer of ReliaStar Financial Corp.
                                and ReliaStar Life Insurance Company from 1992 to 1993; Senior Executive
                                Vice President and Chief Operating Officer of ReliaStar Financial Corp.
                                from 1991 to 1992; Executive Vice President and Chief Financial Officer
                                of ReliaStar Financial Corp. and ReliaStar Life Insurance Company from
                                1989 to 1991; Senior Vice President and Chief Financial Officer of
                                ReliaStar Financial Corp. since 1985; Director of Community First
                                BankShares, Inc. and Director and Officer of various subsidiaries of
                                ReliaStar Financial Corp.


Wayne R. Huneke       1999      Senior Vice President of ReliaStar Financial Corp. and ReliaStar Life
                                Insurance Company since 1994; Chief Financial Officer and Treasurer of
                                ReliaStar Financial Corp. and ReliaStar Life Insurance Company from 1994 to 1998; Vice President, Treasurer and Chief Accounting Officer from 1990 to 1994; Director and Officer of various subsidiaries of ReliaStar
                                Financial Corp.


Mark S. Jordahl       1999      Senior Vice President and Chief Investment Officer of ReliaStar Life
                                Insurance Company and ReliaStar Financial Corp. since 1998; Vice
                                President of ReliaStar Life Insurance Company and ReliaStar Financial
                                Corp. from 1987 to 1998; Director and Officer of various subsidiaries of
                                ReliaStar Financial Corp.

                          TERM                               PRINCIPAL OCCUPATION
DIRECTORS              EXPIRES                              AND BUSINESS EXPERIENCE
---------------------  --------- ----------------------------------------------------------------------------
Kenneth U. Kuk           1999   Senior Vice President of ReliaStar Financial Corp. and ReliaStar Life
                                Insurance Company since 1996; Vice President, Strategic Marketing of
                                ReliaStar Financial Corp. and ReliaStar Life Insurance Company since
                                1996; Vice President of Investments of ReliaStar Financial Corp. from
                                1991 to 1996; President of Washington Square Advisers, Inc. since 1995;
                                Chairman of ReliaStar Mortgage Corporation since 1988; Director and
                                Officer of various subsidiaries of ReliaStar Financial Corp.


Susan W. A. Mead         1999   Vice President, Strategic Marketing and Planning of ReliaStar Financial
                                Corp. since 1998; Vice President, Corporate Communications and Community
                                Relations of ReliaStar Financial Corp. from 1996 to 1998; President,
                                ReliaStar Printing & Fulfillment Services of ReliaStar Financial Corp.
                                since 1996; Second Vice President, Corporate Communications and Community
                                Relations of ReliaStar Financial Corp. from 1992 to 1996; Director and
                                Officer of various subsidiaries of ReliaStar Financial Corp.

William R. Merriam       1999   Senior Vice President, Life & Health Reinsurance of ReliaStar Life
                                Insurance Company since 1991; Vice President from 1984 to 1991.

James R. Miller          1999   Senior Vice President, Chief Financial Officer and Treasurer of ReliaStar
                                Financial Corp. and of ReliaStar Life Insurance Company since 1997; Vice
                                President, Corporate Development of ReliaStar Financial Corp. from 1985 to 1992; Executive Vice President and Chief Operating Officer of Northern
                                Life Insurance Company from 1992 to 1997.

Robert C. Salipante      1999   Senior Vice President, Personal Financial Services, of ReliaStar
                                Financial Corp. and ReliaStar Life Insurance Company since 1996;
                                President and Chief Executive Officer of ReliaStar Life Insurance Company
                                of New York since 1998; Executive Vice President of ReliaStar Life
                                Insurance Company of New York from 1996 to 1998; Senior Vice President, of Individual Division and Technology of ReliaStar Life Insurance Company
                                in 1996; Senior Vice President of Strategic Marketing and Technology of
                                ReliaStar Financial Corp. and ReliaStar Life Insurance Company from 1994 to 1996; Senior Vice President and Chief Financial Officer of ReliaStar
                                Financial Corp. and ReliaStar Life Insurance Company from 1992 to 1994;
                                Executive Vice President of Ameritrust Corporation from 1988 to 1992.


John G. Turner           1999   Chairman and Chief Executive Officer of ReliaStar Financial Corp. and
                                ReliaStar Life Insurance Company since 1993; Chairman of ReliaStar United
                                Services Life Insurance Company and ReliaStar Life Insurance Company of
                                New York since 1995; Chairman of Northern Life Insurance Company since
                                1992; Chairman, President and Chief Executive Officer of ReliaStar
                                Financial Corp. and ReliaStar Life Insurance Company in 1993; President
                                and Chief Executive Officer of ReliaStar Financial Corp. and ReliaStar
                                Life Insurance Company from 1991 to 1993; President and Chief Operating
                                Officer of ReliaStar Financial Corp. from 1989 to 1991; President and
                                Chief Operating Officer of ReliaStar Life Insurance Company from 1986 to
                                1991; Director and Officer of various subsidiaries of ReliaStar Financial
                                Corp.

     The Executive Committee and Finance Committee of our Board of Directors consists of Directors Flittie, Huneke, Salipante, Crowl and Turner.

EXECUTIVE OFFICERS


John G. Turner        Chairman and Chief Executive Officer
John H. Flittie       Vice Chairman, President and Chief Operating Officer
Richard R. Crowl      Senior Vice President and General Counsel
Wayne R. Huneke       Senior Vice President
Mark S. Jordahl       Senior Vice President and Chief Investment Officer
Kenneth U. Kuk        Senior Vice President
William R. Merriam    Senior Vice President
James R. Miller       Senior Vice President, Chief Financial Officer and Treasurer
Robert C. Salipante   Senior Vice President

     All of the foregoing executive officers have been officers or employees of ours for the past five years, except for James R. Miller, who has been an employee of ours since 1997. However, Mr. Miller has been employed by an affiliate of ours since 1991.


     The following is a list of the current directors and executive officers of the of the principal underwriter and their business addresses.




NAME AND PRINCIPAL
BUSINESS ADDRESS             POSITIONS AND OFFICES
--------------------------   ------------------------------------------------------
John H. Flittie*             Director; Chairman

Anne W. Dowdle*              Director

Michael J. Dubes             Director
1501 Fourth Avenue
Seattle, Washington 98111

James R. Gelder              Director
20 Security Drive
Avon, Connecticut 06001

Wayne R. Huneke*             Director

Robert C. Salipante*         Director

Jeffrey A. Montgomery*       President and Chief Executive Officer

Kenneth S. Cameranesi*       Executive Vice President and Chief Operations Officer

Gene Grayson*                Vice President, National Sales and Marketing

David Braun*                 Assistant Vice President

Karin Callanan*              Assistant Vice President

Susan M. Bergen*             Secretary

Margaret B. Wall             Treasurer and Chief Financial Officer

Loralee A. Renelt*           Assistant Secretary

Allen Kidd                   Assistant Secretary
222 North Arch Road
Richmond, Virginia 23236



------------------


* 20 Washington Avenue South
  Minneapolis, Minnesota 55401

STATE REGULATION
     We are subject to the laws of the State of Minnesota governing insurance companies and to regulation and supervision by the Insurance Division of the State of Minnesota. We file an annual statement in a prescribed form with the Insurance Division each year, and in each state we do business, covering our operations for the preceding year and our financial condition as of the end of that year. Our books and accounts are subject to review by the Insurance Division and a full examination of our operations is conducted periodically (usually every three years) by the National Association of Insurance Commissioners. This regulation does not, however, involve supervision or management of our investment practices or policies.

     In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we operate.

     We are also subject to supervision and verification by the State of Minnesota regarding participating business allocated to the Participation Fund Account, which was established in connection with the reorganization and demutualization of the Company in 1989. The Participation Fund Account was established for the purpose of maintaining the dividend practices relative to certain policies previously issued by the Company's former Mutual Department. The Participation Fund Account is not a separate account as described under Minnesota Statutes Chapter 61A. An annual examination of the Participation Fund Account is made by independent consulting actuaries representing the Insurance Division of the State of Minnesota.


MONTANA RESIDENTS
     If you are a resident of Montana, you should disregard all Policy provisions described in the prospectus that are based on the sex of the Insured. We will issue this Policy in Montana on a unisex basis. You also should disregard references made to the mortality tables applicable to this Policy and substitute these references with an 80% male 20% female blend of the 1980 Commissioner's Standard Ordinary Smoker and Non-Smoker Mortality Tables, Age Last Birthday.


LEGAL PROCEEDINGS
     The Company and its affiliates, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are not pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Variable Account or the Company.


BONDING ARRANGEMENTS

     The Company maintains a blanket bond is maintained providing $25,000,000 coverage for our officers and employees and those of Washington Square Securities, Inc., (WSSI), subject to a $500,000 deductible.



LEGAL MATTERS
     Legal matters in connection with the Variable Account and the Policy described in this Prospectus have been passed upon by Stewart D. Gregg, Esquire, Attorney for the Company.


EXPERTS

     The financial statements of ReliaStar's Select*Life Variable Account as of December 31, 1998 and for each of the three years then ended and the annual consolidated financial statements of ReliaStar Life Insurance Company and subsidiaries included in this Prospectus have been audited by Deloitte & Touche, independent auditors, as stated in their reports which are included herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


     Actuarial matters included in this Prospectus have been examined by Craig
A. Krogstad, F.S.A., M.A.A.A., as stated in the opinion filed as an exhibit to the Registration Statement.

REGISTRATION STATEMENT CONTAINS FURTHER INFORMATION
     A Registration Statement has been filed with the SEC under the Securities Act of 1933 with respect to the Policies. This Prospectus does not contain all information included in the Registration Statement, its amendments and exhibits. For further information concerning the Variable Account, the Funds, the Policies and us, please refer to the Registration Statement.

     Statements in this Prospectus concerning provisions of the Policy and other legal documents are summaries. Please refer to the documents as filed with the SEC for a complete statement of the provisions of those documents.

     Information may be obtained from the SEC's principal office in Washington, D.C., for a fee it prescribes, or examined there without charge.


FINANCIAL STATEMENTS
     The financial statements for the Variable Account reflect the operations of the Variable Account and its Sub-Accounts as of December 31, 1998 and for each of the three years in the period then ended. The financial statements are audited. The periods covered are not necessarily indicative of the longer term performance of the assets held in the Variable Account.

     The financial statements of ReliaStar Life Insurance Company and subsidiaries which are included in this Prospectus should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon the ability of ReliaStar Life Insurance Company to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account. These financial statements are as of December 31, 1998 and for each of the two years in the period ended December 31, 1998. The financial statements are audited. The periods covered are not necessarily indicative of the longer term performance of the Company.

                         INDEPENDENT AUDITORS' REPORT

Board of Directors
ReliaStar Life Insurance
Company and Policy Owners of
Select*Life Variable Account:


     We have audited the accompanying combined statement of assets and liabilities of ReliaStar Select*Life Variable Account as of December 31, 1998 and the related combined statements of operations and changes in policy owners' equity for each of the years ended December 31, 1998, 1997 and 1996 (consisting of the portfolios listed within the combined statements of operations and changes in policy owners' equity). These financial statements are the responsibility of the management of ReliaStar Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

     We have conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of the securities owned as of December 31, 1998, by correspondence with the account custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Select*Life Variable Account as of December 31, 1998 and the results of its operations and changes in its policy owners' equity for the years ended December 31, 1998, 1997 and 1996, in conformity with generally accepted accounting principles.





DELOITTE & TOUCHE LLP


Minneapolis, Minnesota
February 16, 1999

                 (This page has been left blank intentionally.)

                    RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
                 COMBINED STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 1998
                         (In Thousands, Except Shares)


ASSETS:                                                     SHARES          COST       MARKET VALUE
------------------------------------------------------   ------------   -----------   -------------
Investments in mutual funds at market value:
The Alger American Fund:
 Alger American Growth Portfolio .....................      110,036      $  5,066       $  5,856
 Alger American MidCap Growth Portfolio ..............       76,499         2,007          2,209
 Alger American Small Capitalization .................       60,803         2,564          2,674
Fidelity's Variable Insurance Products Fund (VIP)
 and Variable Insurance Products II Fund (VIP II):
 Equity-Income Portfolio .............................    3,869,245        72,118         98,356
 Growth Portfolio ....................................    3,375,268        95,675        151,448
 High Income Portfolio ...............................    1,779,927        21,204         20,523
 Money Market Portfolio ..............................   13,966,601        13,967         13,967
 Overseas Portfolio ..................................    1,572,860        28,021         31,536
 Asset Manager Portfolio .............................    2,349,652        35,741         42,670
 Contrafund Portfolio . ..............................    1,908,504        34,980         46,644
 Index 500 Portfolio .................................      334,662        36,603         47,271
 Investment Grade Bond Portfolio .....................      383,976         4,673          4,976
Janus Aspen Series:
 Aggressive Growth Portfolio .........................       58,502         1,291          1,614
 Growth Portfolio ....................................      185,299         3,819          4,362
 International Growth Portfolio ......................      156,879         3,158          3,337
 Worldwide Growth Portfolio ..........................      513,585        13,481         14,940
Neuberger&Berman Advisers Management Trust:
 Limited Maturity Bond Portfolio .....................      143,481         1,975          1,983
 Partners Portfolio ..................................      519,302         9,974          9,830
Northstar Galaxy Trust:
 Northstar Growth + Value Portfolio ..................       98,487         1,584          1,848
 Northstar High Yield Bond Portfolio .................      108,511           518            528
 Northstar Emerging Growth Portfolio .................      178,831         2,262          2,525
 Northstar International Value Portfolio .............      146,098         1,586          1,619
 Northstar Multi-Sector Bond Portfolio ...............      288,488         1,458          1,393
OCC Accumulation Trust:
 Equity Portfolio ....................................       33,873         1,257          1,311
 Global Equity Portfolio .............................       47,440           739            732
 Managed Portfolio ...................................      126,269         5,442          5,523
 Small Cap Portfolio .................................       95,470         2,360          2,205
Putnam Variable Trust:
 Putnam VT Asia Pacific Growth Fund ..................      342,989         3,350          2,857
 Putnam VT Diversified Income Fund ...................      239,510         2,601          2,512
 Putnam VT Growth and Income Fund ....................    1,170,068        29,373         33,663
 Putnam VT New Opportunities Fund ....................    1,321,655        25,541         34,442
 Putnam VT Utilities Growth and Income Fund ..........      218,123         3,293          3,968
 Putnam VT Voyager Fund ..............................    1,759,215        59,584         80,660
                                                                         --------       --------
 Total Investments ...................................                   $527,265
   Total Assets ......................................                                  $679,982
                                                                                        ========
LIABILITIES AND POLICY OWNERS' EQUITY:
-------------------------------------------------------
Due from ReliaStar Life Insurance Company
 for contract charges ................................                                  $     (6)
Policy Owners' Equity ................................                                   679,988
                                                                                        --------
 Total Liabilities and Policy Owners' Equity .........                                  $679,982
                                                                                        ========

    The accompanying notes are an integral part of the financial statements.

                       RELIASTAR SELECT*VARIABLE ACCOUNT
                     COMBINED STATEMENTS OF OPERATIONS AND
                        CHANGES IN POLICYOWNERS' EQUITY
              For the years ended December 31, 1998, 1997 and 1996
                                (In Thousands)

                                                                                    TOTAL ALL FUNDS
                                                                                        COMBINED
                                                              ------------------------------------------------------------
                                                                     1998                 1997                 1996
                                                              ------------------   ------------------   ------------------
Net investment income:
 Reinvested dividend income ...............................    $         7,644      $         5,580      $         2,990
 Reinvested capital gains .................................             34,463               14,480                8,110
 Administrative expenses ..................................             (4,152)              (2,742)              (1,935)
                                                               ---------------      ---------------      ---------------
   Net investment income (loss) and capital gains .........             37,955               17,318                9,165
                                                               ---------------      ---------------      ---------------
Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions
  of fund shares ..........................................             12,939                6,393                3,085
 Increase (decrease) in unrealized appreciation
  of investments ..........................................             55,885               46,873               15,731
                                                               ---------------      ---------------      ---------------
   Net realized and unrealized gains (losses) .............             68,824               53,266               18,816
                                                               ---------------      ---------------      ---------------
   Additions (reductions) from operations .................            106,779               70,584               27,981
                                                               ---------------      ---------------      ---------------
Policy Owners' transactions:
 Net premium payments .....................................            184,473              141,159              108,108
 Transfers between funds and/or fixed account .............               (251)                  74                   95
 Policy loans .............................................             (5,343)              (4,385)              (2,266)
 Loan collateral interest crediting .......................                462                  292                  174
 Surrenders ...............................................            (16,659)              (8,917)              (5,080)
 Death benefits ...........................................             (1,646)                (588)                (203)
 Cost of insurance charges ................................            (34,996)             (26,634)             (19,202)
 Death benefit guarantee charges ..........................               (630)                (439)                (459)
 Monthly expense charges ..................................             (5,413)              (4,207)              (2,932)
                                                               ---------------      ---------------      ---------------
   Additions (reductions) for policy owners'
    transactions ..........................................            119,997               96,355               78,235
                                                               ---------------      ---------------      ---------------
   Net additions (reductions) for the year ................            226,776              166,939              106,216
Policy Owners' Equity, beginning of the year ..............            453,212              286,273              180,057
                                                               ---------------      ---------------      ---------------
Policy Owners' Equity, end of the year ....................    $       679,988      $       453,212      $       286,273
                                                               ===============      ===============      ===============
Units Outstanding, beginning of the year ..................     21,952,826.717       15,861,312.070       10,541,629.343
Units Outstanding, end of the year ........................     29,584,452.030       21,952,826.717       15,861,312.070

Net Asset Value per Unit:
 Select*Life I ............................................                 --                   --                   --
 Select*Life Series 2000 ..................................                 --                   --                   --

    The accompanying notes are an integral part of the financial statements.

                     COMBINED STATEMENTS OF OPERATIONS AND
                  CHANGES IN POLICYOWNERS' EQUITY, CONTINUED

                      ALGER AMERICAN                                    ALGER AMERICAN
                     GROWTH PORTFOLIO                               MIDCAP GROWTH PORTFOLIO
-----------------------------------------------------   --------------------------------------------------
         1998             1997              1996             1998              1997              1996
   --------------    --------------    --------------   --------------    --------------    --------------
   $            3    $           --    $           --   $           --    $           --    $           --
              182                --                --               61                --                --
              (16)               --                --               (8)               (1)               --
   --------------    --------------    --------------   --------------    --------------    --------------
              169                --                --               53                (1)               --
   --------------    --------------    --------------   --------------    --------------    --------------
               37                --                --              (30)               --                --
              789                 1                --              218               (16)               --
   --------------    --------------    --------------   --------------    --------------    --------------
              826                 1                --              188               (16)               --
   --------------    --------------    --------------   --------------    --------------    --------------
              995                 1                --              241               (17)               --
   --------------    --------------    --------------   --------------    --------------    --------------
            2,300               175                --            1,205               132                --
            2,512               175                --              512               263                --
              (40)               (1)               --               --                (2)               --
               --                --                --               --                --                --
              (19)               --                --               (9)               --                --
               --                --                --              (11)               --                --
             (194)               (6)               --              (82)               (5)               --
               (4)               --                --               (4)               --                --
              (28)               (1)               --              (12)               (1)               --
   --------------    --------------    --------------   --------------    --------------    --------------
            4,527               342                --            1,599               387                --
   --------------    --------------    --------------   --------------    --------------    --------------
            5,522               343                --            1,840               370                --
              343                --                --              370                --                --
   --------------    --------------    --------------   --------------    --------------    --------------
   $        5,865    $          343    $           --   $        2,210    $          370    $           --
   ==============    ==============    ==============   ==============    ==============    ==============
       34,697.106                --                --       37,772.926                --                --
      402,669.328        34,697.106                --      172,814.592        37,772.926                --
   $    14.429571    $     9.823427    $           --   $    12.659555    $     9.793978    $           --
   $    14.592177    $     9.854808    $           --   $    12.802277    $     9.825275    $           --


[WIDE TABLE CONTINUED FROM ABOVE]


                  ALGER AMERICAN
          SMALL CAPITALIZATION PORTFOLIO
   --------------------------------------------------
        1998               1997            1996
   --------------    --------------    --------------
   $           --    $           --    $           --
              155                --                --
               (8)               (1)               --
   --------------    --------------    --------------
              147                (1)               --
   --------------    --------------    --------------
                6                (5)               --
              133               (23)               --
   --------------    --------------    --------------
              139               (28)               --
   --------------    --------------    --------------
              286               (29)               --
   --------------    --------------    --------------
            1,373               235                --
              555               452                --
              (19)               --                --
               --                --                --
               (8)               (2)               --
               --                --                --
             (124)              (14)               --
               (6)               --                --
              (18)               (2)               --
   --------------    --------------    --------------
            1,753               669                --
   --------------    --------------    --------------
            2,039               640                --
              640                --                --
   --------------    --------------    --------------
   $        2,679    $          640    $           --
   ==============    ==============    ==============
       63,628.672                --                --
      230,199.995        63,628.672                --
   $    11.505655    $    10.039295    $           --
   $    11.635433    $    10.071361    $           --


    The accompanying notes are an integral part of the financial statements.

                    RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
                     COMBINED STATEMENTS OF OPERATIONS AND
                  CHANGES IN POLICYOWNERS' EQUITY, CONTINUED
              For the years ended December 31, 1998, 1997 and 1996
                                (In Thousands)




                                                                                  FIDELITY'S VIP
                                                                               EQUITY-INCOME PORTFOLIO
                                                                 -----------------------------------------------
                                                                     1998             1997              1996
                                                                 -------------    -------------    -------------
Net investment income:
 Reinvested dividend income ..................................   $       1,175    $       1,013    $          67
 Reinvested capital gains ....................................           4,180            5,096            1,929
 Administrative expenses .....................................            (705)            (551)            (458)
                                                                 -------------    -------------    -------------
   Net investment income (loss) and capital gains ............           4,650            5,558            1,538
                                                                 -------------    -------------    -------------
Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of fund shares ...           2,533            1,778              812
 Increase (decrease) in unrealized appreciation of investments           2,086            9,445            3,943
                                                                 -------------    -------------    -------------
   Net realized and unrealized gains (losses) ................           4,619           11,223            4,755
                                                                 -------------    -------------    -------------
   Additions (reductions) from operations ....................           9,269           16,781            6,293
                                                                 -------------    -------------    -------------
Policy Owners' transactions:
 Net premium payments ........................................          18,161           17,102           15,950
 Transfers between funds and/or fixed account ................          (2,096)          (1,313)            (782)
 Policy loans ................................................          (1,121)          (1,209)            (576)
 Loan collateral interest crediting ..........................             113               76               49
 Surrenders ..................................................          (3,152)          (1,627)            (977)
 Death benefits ..............................................            (264)            (160)             (72)
 Cost of insurance charges ...................................          (4,711)          (4,240)          (3,423)
 Death benefit guarantee charges .............................            (114)            (111)            (115)
 Monthly expense charges .....................................            (659)            (596)            (475)
                                                                 -------------    -------------    -------------
   Additions (reductions) for policy owners' transactions ....           6,157            7,922            9,579
                                                                 -------------    -------------    -------------
   Net additions (reductions) for the year ...................          15,426           24,703           15,872
Policy Owners' Equity, beginning of the year .................          82,910           58,207           42,335
                                                                 -------------    -------------    -------------
Policy Owners' Equity, end of the year .......................   $      98,336    $      82,910    $      58,207
                                                                 =============    =============    =============
Units Outstanding, beginning of the year .....................   3,053,047.193    2,622,030.390    2,023,713.030
Units Outstanding, end of the year ...........................   3,348,679.958    3,053,047.193    2,622,030.390

Net Asset Value per Unit:
 Select*Life I ...............................................   $   38.822462    $   35.058961    $   27.587247
 Select*Life Series 2000 .....................................   $   23.531218    $   21.080180    $          --



    The accompanying notes are an integral part of the financial statements.

                     COMBINED STATEMENTS OF OPERATIONS AND
                  CHANGES IN POLICYOWNERS' EQUITY, CONTINUED

                         FIDELITY'S VIP                                                  FIDELITY'S VIP
                        GROWTH PORTFOLIO                                              HIGH INCOME PORTFOLIO
----------------------------------------------------------------- -------------------------------------------------------------
         1998                  1997                  1996                  1998                 1997                1996
--------------------- --------------------- --------------------- --------------------- ------------------- -------------------
  $             537     $             526     $             156     $           1,415     $         1,063     $           832
             14,057                 2,357                 3,939                   899                 131                 163
               (971)                 (722)                 (557)                 (160)               (132)               (103)
  -----------------     -----------------     -----------------     -----------------     ---------------     ---------------
             13,623                 2,161                 3,538                 2,154               1,062                 892
  -----------------     -----------------     -----------------     -----------------     ---------------     ---------------
              4,873                 2,098                   980                   210                 301                 162
             22,732                14,061                 3,837                (3,436)              1,318                 473
  -----------------     -----------------     -----------------     -----------------     ---------------     ---------------
             27,605                16,159                 4,817                (3,226)              1,619                 635
  -----------------     -----------------     -----------------     -----------------     ---------------     ---------------
             41,228                18,320                 8,355                (1,072)              2,681               1,527
  -----------------     -----------------     -----------------     -----------------     ---------------     ---------------
             21,080                21,483                21,247                 5,161               5,072               4,359
             (1,512)               (1,822)                  329                  (469)             (1,001)               (267)
             (1,618)               (1,280)                 (758)                 (268)               (282)                (67)
                138                    92                    57                    21                  15                   9
             (4,327)               (2,498)               (1,807)                 (740)               (397)               (286)
               (370)                 (160)                  (53)                  (88)                (39)                (10)
             (6,378)               (5,741)               (4,894)               (1,230)             (1,198)               (995)
               (168)                 (163)                 (173)                  (31)                (29)                (32)
               (956)                 (876)                 (739)                 (144)               (140)               (121)
  -----------------     -----------------     -----------------     -----------------     ---------------     ---------------
              5,889                 9,035                13,209                 2,212               2,001               2,590
  -----------------     -----------------     -----------------     -----------------     ---------------     ---------------
             47,117                27,355                21,564                 1,140               4,682               4,117
            104,273                76,918                55,354                19,377              14,695              10,578
  -----------------     -----------------     -----------------     -----------------     ---------------     ---------------
  $         151,390     $         104,273     $          76,918     $          20,517     $        19,377     $        14,695
  =================     =================     =================     =================     ===============     ===============
      3,971,201.581         3,452,718.980         2,622,289.757           916,625.159         773,942.356         577,083.123
      4,282,470.411         3,971,201.581         3,452,718.980         1,053,934.152         916,625.159         773,942.356
  $       49.996221     $       36.130923     $       29.496120     $       28.427207     $     29.952917     $     25.660930
  $       26.727479     $       19.160956     $              --     $       15.116470     $     15.800365     $            --


[WIDE TABLE CONTINUED FROM ABOVE]

                       FIDELITY'S VIP
                   MONEY MARKET PORTFOLIO
-------------------------------------------------------------
         1998                 1997                1996
--------------------- ------------------- -------------------
  $             669     $           556     $           417
                 --                  --                  --
                (92)                (67)                (68)
  -----------------     ---------------     ---------------
                577                 489                 349
  -----------------     ---------------     ---------------
                 --                  --                  --
                 --                  --                  --
  -----------------     ---------------     ---------------
                 --                  --                  --
  -----------------     ---------------     ---------------
                577                 489                 349
  -----------------     ---------------     ---------------
             10,376              10,226               7,798
             (7,227)             (5,733)             (4,502)
                (31)               (147)                (97)
                 18                  13                   7
               (285)               (802)               (164)
                 (7)                (43)                 (1)
               (817)               (755)               (698)
                (55)                 (8)                 (8)
                (74)                (73)                (62)
  -----------------     ---------------     ---------------
              1,898               2,678               2,273
  -----------------     ---------------     ---------------
              2,475               3,167               2,622
             11,493               8,326               5,704
  -----------------     ---------------     ---------------
  $          13,968     $        11,493     $         8,326
  =================     ===============     ===============
        875,038.346         654,425.374         454,516.667
      1,021,422.904         875,038.346         654,425.374
  $       17.399235     $     16.628903     $     15.890521
  $       12.941412     $     12.269546     $            --

    The accompanying notes are an integral part of the financial statements.

                    RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
                     COMBINED STATEMENTS OF OPERATIONS AND
                  CHANGES IN POLICYOWNERS' EQUITY, CONTINUED
              For the years ended December 31, 1998, 1997 and 1996
                                (In Thousands)



                                                                                           FIDELITY'S VIP
                                                                                          OVERSEAS PORTFOLIO
                                                                     -------------------------------------------------------------
                                                                            1998                 1997                  1996
                                                                     -----------------     -----------------     -----------------
Net investment income:
 Reinvested dividend income ......................................   $             551     $             411     $             202
 Reinvested capital gains . ......................................               1,626                 1,630                   223
 Administrative expenses .........................................                (247)                 (220)                 (119)
                                                                     -----------------     -----------------     -----------------
   Net investment income (loss) and capital gains ................               1,930                 1,821                   306
                                                                     -----------------     -----------------     -----------------
Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of fund shares .......               1,235                   724                   354
 Increase (decrease) in unrealized appreciation of investments ...                 187                     5                 1,706
                                                                     -----------------     -----------------     -----------------
   Net realized and unrealized gains (losses) ....................               1,422                   729                 2,060
                                                                     -----------------     -----------------     -----------------
   Additions (reductions) from operations ........................               3,352                 2,550                 2,366
                                                                     -----------------     -----------------     -----------------
Policy Owners' transactions:
 Net premium payments ............................................               5,928                 7,156                 6,819
 Transfers between funds and/or fixed account ....................              (2,715)               (1,515)                 (582)
 Policy loans ....................................................                (396)                 (379)                 (235)
 Loan collateral interest crediting ..............................                  44                    28                    16
 Surrenders ......................................................                (889)                 (690)                 (493)
 Death benefits ..................................................                 (60)                  (18)                  (17)
 Cost of insurance charges .......................................              (1,589)               (1,667)               (1,500)
 Death benefit guarantee charges .................................                 (37)                  (43)                  (47)
 Monthly expense charges .........................................                (241)                 (253)                 (227)
                                                                     -----------------     -----------------     -----------------
   Additions (reductions) for policy owners' transactions ........                  45                 2,619                 3,734
                                                                     -----------------     -----------------     -----------------
   Net additions (reductions) for the year .......................               3,397                 5,169                 6,100
Policy Owners' Equity, beginning of the year .....................              28,117                22,948                16,848
                                                                     -----------------     -----------------     -----------------
Policy Owners' Equity, end of the year ...........................   $          31,514     $          28,117     $          22,948
                                                                     =================     =================     =================
Units Outstanding, beginning of the year .........................       1,733,459.426         1,536,316.506         1,229,928.330
Units Outstanding, end of the year ...............................       1,752,679.671         1,733,459.426         1,536,316.506

Net Asset Value per Unit:
 Select*Life I ...................................................   $       22.444163     $       20.066499     $       18.132967
 Select*Life Series 2000 .........................................   $       15.745282     $       13.964753     $              --




    The accompanying notes are an integral part of the financial statements.

                     COMBINED STATEMENTS OF OPERATIONS AND
                  CHANGES IN POLICYOWNERS' EQUITY, CONTINUED

                        FIDELITY'S VIP II                                              FIDELITY'S VIP II
                     ASSET MANAGER PORTFOLIO                                         CONTRAFUND PORTFOLIO
----------------------------------------------------------------- -----------------------------------------------------------
         1998                  1997                  1996                  1998                  1997               1996
--------------------- --------------------- --------------------- --------------------- --------------------- ---------------
  $           1,161     $           1,010     $             840     $             180     $              94    $          --
              3,484                 2,533                   692                 1,324                   247               22
               (323)                 (270)                 (210)                 (229)                 (104)             (48)
  -----------------     -----------------     -----------------     -----------------     -----------------    -------------
              4,322                 3,273                 1,322                 1,275                   237              (26)
  -----------------     -----------------     -----------------     -----------------     -----------------    -------------
                274                   346                   169                   651                    61               25
                660                 2,222                 1,834                 7,367                 3,113            1,155
  -----------------     -----------------     -----------------     -----------------     -----------------    -------------
                934                 2,568                 2,003                 8,018                 3,174            1,180
  -----------------     -----------------     -----------------     -----------------     -----------------    -------------
              5,256                 5,841                 3,325                 9,293                 3,411            1,154
  -----------------     -----------------     -----------------     -----------------     -----------------    -------------
              5,834                 6,096                 6,607                16,875                12,617            7,406
               (717)                 (651)               (1,215)                  605                   767              730
               (482)                 (371)                 (209)                 (197)                  (66)             (21)
                 51                    38                    26                     6                     1               --
             (1,458)                 (694)                 (545)                 (882)                 (307)             (60)
                (60)                  (68)                  (25)                 (130)                  (10)              --
             (2,041)               (2,034)               (1,948)               (2,823)               (1,815)            (837)
                (52)                  (56)                  (61)                  (15)                   --               --
               (255)                 (264)                 (262)                 (512)                 (344)            (155)
  -----------------     -----------------     -----------------     -----------------     -----------------    -------------
                820                 1,996                 2,368                12,927                10,843            7,063
  -----------------     -----------------     -----------------     -----------------     -----------------    -------------
              6,076                 7,837                 5,693                22,220                14,254            8,217
             36,580                28,743                23,050                24,427                10,173            1,956
  -----------------     -----------------     -----------------     -----------------     -----------------    -------------
  $          42,656     $          36,580     $          28,743     $          46,647     $          24,427    $      10,173
  =================     =================     =================     =================     =================    =============
      2,034,040.832         1,892,481.312         1,704,151.254         1,334,244.465           686,514.792      160,147.180
      2,091,427.861         2,034,040.832         1,892,481.312         1,974,535.451         1,334,244.465      686,514.792
  $       24.280390     $       21.274161     $       17.774921     $       13.286083     $       10.304064    $          --
  $       17.348504     $       15.079031     $              --     $       23.909755     $       18.395120    $          --


[WIDE TABLE CONTINUED FROM ABOVE]


                      FIDELITY'S VIP II
                     INDEX 500 PORTFOLIO
-------------------------------------------------------------
         1998                 1997                1996
--------------------- ------------------- -------------------
  $             278     $            95     $            33
                644                 193                  84
               (229)                (91)                (40)
  -----------------     ---------------     ---------------
                693                 197                  77
  -----------------     ---------------     ---------------
              1,033                 427                  80
              6,585               2,896                 793
  -----------------     ---------------     ---------------
              7,618               3,323                 873
  -----------------     ---------------     ---------------
              8,311               3,520                 950
  -----------------     ---------------     ---------------
             16,991               9,635               3,577
              3,742               3,272               1,125
               (264)               (104)                 (9)
                 14                   4                   1
               (670)               (188)                (76)
                (59)                 (3)                 (4)
             (2,579)             (1,225)               (447)
                (30)                 (7)                 (5)
               (434)               (226)                (86)
  -----------------     ---------------     ---------------
             16,711              11,158               4,076
  -----------------     ---------------     ---------------
             25,022              14,678               5,026
             22,261               7,583               2,557
  -----------------     ---------------     ---------------
  $          47,283     $        22,261     $         7,583
  =================     ===============     ===============
        981,434.839         441,948.368         181,509.017
      1,628,829.448         981,434.839         441,948.368
  $       29.701980     $     23.332252     $     17.724683
  $       28.934443     $     22.547720     $            --

    The accompanying notes are an integral part of the financial statements.

                    RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
                     COMBINED STATEMENTS OF OPERATIONS AND
                  CHANGES IN POLICYOWNERS' EQUITY, CONTINUED
              For the years ended December 31, 1998, 1997 and 1996
                                (In Thousands)



                                                                             FIDELITY'S VIP II
                                                                            INVESTMENT GRADE BOND
                                                                                 PORTFOLIO
                                                                 --------------------------------------------
                                                                    1998             1997            1996
                                                                 ------------    ------------    ------------
Net investment income:
 Reinvested dividend income ..................................   $        206    $        194    $        139
 Reinvested capital gains ....................................             25              --              --
 Administrative expenses .....................................            (36)            (27)            (24)
                                                                 ------------    ------------    ------------
   Net investment income (loss) and capital gains ............            195             167             115
                                                                 ------------    ------------    ------------
Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of fund shares ...            128              16              12
 Increase (decrease) in unrealized appreciation of investments             47              94             (51)
                                                                 ------------    ------------    ------------
   Net realized and unrealized gains (losses) ................            175             110             (39)
                                                                 ------------    ------------    ------------
   Additions (reductions) from operations ....................            370             277              76
                                                                 ------------    ------------    ------------
Policy Owners' transactions:
 Net premium payments ........................................          2,363             907             986
 Transfers between funds and/or fixed account ................         (1,154)           (169)           (300)
 Policy loans ................................................            (50)            (37)            (19)
 Loan collateral interest crediting ..........................              4               2               1
 Surrenders ..................................................           (106)            (69)            (47)
 Death benefits ..............................................             (7)             (2)             (5)
 Cost of insurance charges ...................................           (280)           (225)           (211)
 Death benefit guarantee charges .............................             (7)             (5)             (6)
 Monthly expense charges .....................................            (30)            (28)            (27)
                                                                 ------------    ------------    ------------
   Additions (reductions) for policy owners' transactions ....            733             374             372
                                                                 ------------    ------------    ------------
   Net additions (reductions) for the year ...................          1,103             651             448
Policy Owners' Equity, beginning of the year .................          3,872           3,221           2,773
                                                                 ------------    ------------    ------------
Policy Owners' Equity, end of the year .......................   $      4,975    $      3,872    $      3,221
                                                                 ============    ============    ============
Units Outstanding, beginning of the year .....................    276,930.635     247,189.999     214,771.624
Units Outstanding, end of the year ...........................    333,810.100     276,930.635     247,189.999

Net Asset Value per Unit:
 Select*Life I ...............................................   $  17.100659    $  15.837535    $  14.638773
 Select*Life Series 2000 .....................................   $  13.807112    $  12.685026    $         --


    The accompanying notes are an integral part of the financial statements.

                     COMBINED STATEMENTS OF OPERATIONS AND
                  CHANGES IN POLICYOWNERS' EQUITY, CONTINUED

               JANUS ASPEN SERIES                                JANUS ASPEN SERIES
           AGGRESSIVE GROWTH PORTFOLIO                            GROWTH PORTFOLIO
--------------------------------------------   --------------------------------------------
    1998            1997            1996           1998            1997             1996
------------    ------------    ------------   ------------    ------------    ------------
$         --    $         --    $         --   $         41    $          1    $         --
          --              --              --             32              --              --
          (7)             --              --            (10)             --              --
------------    ------------    ------------   ------------    ------------    ------------
          (7)             --              --             63               1              --
------------    ------------    ------------   ------------    ------------    ------------
          95              (1)             --            (16)             --              --
         317               6              --            541               2              --
------------    ------------    ------------   ------------    ------------    ------------
         412               5              --            525               2              --
------------    ------------    ------------   ------------    ------------    ------------
         405               5              --            588               3              --
------------    ------------    ------------   ------------    ------------    ------------
         884             109              --          1,477             157              --
         194             156              --          2,294             136              --
          (4)              1              --              2              (3)             --
           2              --              --             --               1              --
         (15)             --              --            (74)             --              --
          --              --              --             (8)             --              --
         (88)             (6)             --           (132)             (7)             --
          (4)             --              --             (2)             --              --
         (13)             (1)             --            (22)             (1)             --
------------    ------------    ------------   ------------    ------------    ------------
         956             259              --          3,535             283              --
------------    ------------    ------------   ------------    ------------    ------------
       1,361             264              --          4,123             286              --
         264              --              --            286              --              --
------------    ------------    ------------   ------------    ------------    ------------
$      1,625    $        264    $         --   $      4,409    $        286    $         --
============    ============    ============   ============    ============    ============
  24,053.408              --              --     28,040.816              --              --
 110,510.717      24,053.408              --    319,301.091      28,040.816              --
$  14.550679    $  10.925142    $         --   $  13.665622    $  10.154694    $         --
$  14.714669    $  10.960002    $         --   $  13.819668    $  10.187114    $         --


[WIDE TABLE CONTINUED FROM ABOVE]


                JANUS ASPEN SERIES
          INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------
    1998            1997           1996
------------    ------------    ------------
$         35    $          1    $         --
           5              --              --
         (16)             (1)             --
------------    ------------    ------------
          24              --              --
------------    ------------    ------------
          52              (1)             --
         190             (11)             --
------------    ------------    ------------
         242             (12)             --
------------    ------------    ------------
         266             (12)             --
------------    ------------    ------------
       1,711             250              --
         745             623              --
         (11)             (2)             --
           1              --              --
         (18)             --              --
          --              --              --
        (167)            (13)             --
          (5)             --              --
         (26)             (2)             --
------------    ------------    ------------
       2,230             856              --
------------    ------------    ------------
       2,496             844              --
         844              --              --
------------    ------------    ------------
$      3,340    $        844    $         --
============    ============    ============
  87,549.532              --              --
 296,248.488      87,549.532              --
$  11.158415    $   9.594712    $         --
$  11.284244    $   9.625377    $         --


    The accompanying notes are an integral part of the financial statements.

                       RELIASTAR SELECT*VARIABLE ACCOUNT
                     COMBINED STATEMENTS OF OPERATIONS AND
                  CHANGES IN POLICYOWNERS' EQUITY, CONTINUED
              For the years ended December 31, 1998, 1997 and 1996
                                (In Thousands)

                                                                             JANUS ASPEN SERIES
                                                                          WORLDWIDE GROWTH PORTFOLIO
                                                                 --------------------------------------------
                                                                     1998            1997            1996
                                                                 ------------    ------------    ------------
Net investment income:
 Reinvested dividend income ..................................  $         210    $          5    $         --
 Reinvested capital gains ....................................             81              --              --
 Administrative expenses .....................................            (57)             (3)             --
                                                                 ------------    ------------    ------------
   Net investment income (loss) and capital gains ............            234               2              --
                                                                 ------------    ------------    ------------
Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of fund shares ...             99              --              --
 Increase (decrease) in unrealized appreciation of investments          1,475             (16)             --
                                                                 ------------    ------------    ------------
   Net realized and unrealized gains (losses) ................          1,574             (16)             --
                                                                 ------------    ------------    ------------
   Additions (reductions) from operations ....................          1,808             (14)             --
                                                                 ------------    ------------    ------------
Policy Owners' transactions:
 Net premium payments ........................................          7,344             906              --
 Transfers between funds and/or fixed account ................          4,415           1,582              --
 Policy loans ................................................            (13)             (4)             --
 Loan collateral interest crediting ..........................              1              --              --
 Surrenders ..................................................            (90)             (1)             --
 Death benefits ..............................................            (53)             --              --
 Cost of insurance charges ...................................           (755)            (49)             --
 Death benefit guarantee charges .............................            (12)             --              --
 Monthly expense charges .....................................           (106)             (7)             --
                                                                 ------------    ------------    ------------
   Additions (reductions) for policy owners' transactions ....         10,731           2,427              --
                                                                 ------------    ------------    ------------
   Net additions (reductions) for the year ...................         12,539           2,413              --
Policy Owners' Equity, beginning of the year .................          2,413              --              --
                                                                 ------------    ------------    ------------
Policy Owners' Equity, end of the year .......................  $      14,952    $      2,413    $         --
                                                                 ============    ============    ============
Units Outstanding, beginning of the year .....................    245,314.904              --              --
Units Outstanding, end of the year ...........................  1,180,179.061     245,314.904              --

Net Asset Value per Unit:
 Select*Life I ...............................................  $   12.539787    $   9.804994    $         --
 Select*Life Series 2000 .....................................  $   12.681124    $   9.836310    $         --

    The accompanying notes are an integral part of the financial statements.

                     COMBINED STATEMENTS OF OPERATIONS AND
                  CHANGES IN POLICYOWNERS' EQUITY, CONTINUED

              NEUBERGER&BERMAN                               NEUBERGER&BERMAN
         ADVISERS MANAGEMENT TRUST                      ADVISERS MANAGEMENT TRUST
      LIMITED MATURITY BOND PORTFOLIO                       PARTNERS PORTFOLIO
--------------------------------------------   --------------------------------------------
    1998            1997            1996           1998            1997           1996
------------    ------------    ------------   ------------    ------------    ------------
$         79    $         --    $         --   $         11    $         --    $         --
          --              --              --            342              --              --
          (9)             --              --            (45)             (2)             --
------------    ------------    ------------   ------------    ------------    ------------
          70              --              --            308              (2)             --
------------    ------------    ------------   ------------    ------------    ------------
         (21)             --              --           (137)              3              --
           1               7              --           (164)             20              --
------------    ------------    ------------   ------------    ------------    ------------
         (20)              7              --           (301)             23              --
------------    ------------    ------------   ------------    ------------    ------------
          50               7              --              7              21              --
------------    ------------    ------------   ------------    ------------    ------------
       1,242             209              --          5,576             484              --
        (296)            896              --          3,196           1,288              --
          (2)             (2)             --            (55)             (2)             --
          --              --              --              2               1              --
          (2)             --              --            (58)             (2)             --
          (5)             --              --             --              --              --
         (94)             (6)             --           (518)            (26)             --
          (2)             --              --            (11)             --              --
         (11)             (1)             --            (64)             (3)             --
------------    ------------    ------------   ------------    ------------    ------------
         830           1,096              --          8,068           1,740              --
------------    ------------    ------------   ------------    ------------    ------------
         880           1,103              --          8,075           1,761              --
       1,103              --              --          1,761              --              --
------------    ------------    ------------   ------------    ------------    ------------
$      1,983    $      1,103    $         --   $      9,836    $      1,761    $         --
============    ============    ============   ============    ============    ============
 107,550.694              --              --    170,599.212              --              --
 185,303.929     107,550.694              --    914,725.581     170,599.212              --
$  10.584999    $  10.221530    $         --   $  10.640408    $  10.292965    $         --
$  10.704404    $  10.254171    $         --   $  10.760407    $  10.325813    $         --


[WIDE TABLE CONTINUED FROM ABOVE]


           NORTHSTAR GALAXY TRUST
         GROWTH + VALUE PORTFOLIO
--------------------------------------------
    1998            1997           1996
------------    ------------    ------------
$         --    $          1    $         --
          14               7              --
          (8)             (1)             --
------------    ------------    ------------
           6               7              --
------------    ------------    ------------
          --               1              --
         277             (13)             --
------------    ------------    ------------
         277             (12)             --
------------    ------------    ------------
         283              (5)             --
------------    ------------    ------------
       1,061             187              --
          59             497              --
           4              (2)             --
          --              --              --
          (4)             (1)             --
         (94)             --              --
        (115)            (10)             --
          (3)             --              --
         (11)             (1)             --
------------    ------------    ------------
         897             670              --
------------    ------------    ------------
       1,180             665              --
         665              --              --
------------    ------------    ------------
$      1,845    $        665    $         --
============    ============    ============
  65,399.595              --              --
 151,938.013      65,399.595              --
$  12.022926    $  10.156905    $         --
$  12.158465    $  10.189337    $         --

    The accompanying notes are an integral part of the financial statements.

                    RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
                     COMBINED STATEMENTS OF OPERATIONS AND
                  CHANGES IN POLICYOWNERS' EQUITY, CONTINUED
              For the years ended December 31, 1997, 1996 and 1995
                                (In Thousands)



                                                                           NORTHSTAR GALAXY TRUST
                                                                          HIGH YIELD BOND PORTFOLIO
                                                                 --------------------------------------------
                                                                     1998           1997             1996
                                                                 ------------    ------------    ------------
Net investment income:
 Reinvested dividend income ..................................   $         24    $          1    $         --
 Reinvested capital gains ....................................              1              --              --
 Administrative expenses .....................................             (2)             --              --
                                                                 ------------    ------------    ------------
  Net investment income (loss) and capital gains .............             23               1              --
                                                                 ------------    ------------    ------------
Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of fund shares ...            (43)             --              --
 Increase (decrease) in unrealized appreciation of investments             11              (1)             --
                                                                 ------------    ------------    ------------
  Net realized and unrealized gains (losses) .................            (32)             (1)             --
                                                                 ------------    ------------    ------------
  Additions (reductions) from operations .....................             (9)             --              --
                                                                 ------------    ------------    ------------
Policy Owners' transactions:
 Net premium payments ........................................            482              52              --
 Transfers between funds and/or fixed account ................             35               9              --
 Policy loans ................................................              2              (2)             --
 Loan collateral interest crediting ..........................             --              --              --
 Surrenders ..................................................             (1)             --              --
 Death benefits ..............................................             (5)             --              --
 Cost of insurance charges ...................................            (28)             (2)             --
 Death benefit guarantee charges .............................             (1)             --              --
 Monthly expense charges .....................................             (3)             --              --
                                                                 ------------    ------------    ------------
  Additions (reductions) for policy owners' transactions .....            481              57              --
                                                                 ------------    ------------    ------------
  Net additions (reductions) for the year ....................            472              57              --
Policy Owners' Equity, beginning of the year .................             57              --              --
                                                                 ------------    ------------    ------------
Policy Owners' Equity, end of the year .......................   $        529    $         57    $         --
                                                                 ============    ============    ============
Units Outstanding, beginning of the year .....................      5,488.146              --              --
Units Outstanding, end of the year ...........................     50,566.068       5,488.146              --

Net Asset Value per Unit:
 Select*Life I ...............................................   $  10.351379    $  10.373728    $         --
 Select*Life Series 2000 .....................................   $  10.468149    $  10.406855    $         --

    The accompanying notes are an integral part of the financial statements.

                     COMBINED STATEMENTS OF OPERATIONS AND
                  CHANGES IN POLICYOWNERS' EQUITY, CONTINUED

              NORTHSTAR GALAXY TRUST                       NORTHSTAR GALAXY TRUST
           EMERGING GROWTH PORTFOLIO                     INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------    -------------------------------------------
   1998             1997            1996            1998            1997           1996
------------    ------------    ------------    ------------    ------------    ------------
$         58    $         36    $         13    $         21    $          1    $         --
         107               9              38              68              --              --
         (11)             (5)             (3)             (7)             --              --
------------    ------------    ------------    ------------    ------------    ------------
         154              40              48              82               1              --
------------    ------------    ------------    ------------    ------------    ------------
          10               3               2              47              --              --
         181              83              (2)             33              --              --
------------    ------------    ------------    ------------    ------------    ------------
         191              86              --              80              --              --
------------    ------------    ------------    ------------    ------------    ------------
         345             126              48             162               1              --
------------    ------------    ------------    ------------    ------------    ------------
         990             826             413             975             144              --
          (2)             47              68             218             258              --
         (13)            (11)             --              (4)             --              --
          --              --              --               2              --              --
         (27)            (21)             --              (9)             (2)             --
          --              (1)             --              --              --              --
        (179)            (96)            (39)            (96)             (8)             --
          (1)             --              --              (3)             --              --
         (30)            (19)             (7)            (11)             (1)             --
------------    ------------    ------------    ------------    ------------    ------------
         738             725             435           1,072             391              --
------------    ------------    ------------    ------------    ------------    ------------
       1,083             851             483           1,234             392              --
       1,441             590             107             392              --              --
------------    ------------    ------------    ------------    ------------    ------------
$      2,524    $      1,441    $        590    $      1,626    $        392    $         --
============    ============    ============    ============    ============    ============
  90,105.753      42,551.251       8,746.326      38,707.007              --              --
 134,480.431      90,105.753      42,551.251     137,264.427      38,707.007              --
$  12.082938    $  10.383806    $         --    $  11.712172    $  10.097293    $         --
$  18.810805    $  16.036372    $         --    $  11.844211    $  10.129526    $         --


[WIDE TABLE CONTINUED FROM ABOVE]


                 NORTHSTAR GALAXY TRUST
               MULTI-SECTOR BOND PORTFOLIO
---------------------------------------------------------
        1998                 1997               1996
-------------------- -------------------- ---------------
   $          77        $          34      $        14
              --                    3                5
              (7)                  (3)              (1)
   -------------        -------------      -----------
              70                   34               18
   -------------        -------------      -----------
             (16)                   2                1
             (56)                 (12)               3
   -------------        -------------      -----------
             (72)                 (10)               4
   -------------        -------------      -----------
              (2)                  24               22
   -------------        -------------      -----------
             866                  296              124
              58                   42               52
              (5)                  (8)              --
              --                   --               --
             (13)                 (13)              --
              --                   (1)              --
             (86)                 (41)             (15)
              (3)                  --               --
             (12)                  (5)              (2)
   -------------        -------------      -----------
             805                  270              159
   -------------        -------------      -----------
             803                  294              181
             589                  295              114
   -------------        -------------      -----------
   $       1,392        $         589      $       295
   =============        =============      ===========
      41,273.079           22,576.638        9,904.096
      96,571.672           41,273.079       22,576.638
   $   10.296187        $   10.240441      $        --
   $   14.457253        $   14.264010      $        --

    The accompanying notes are an integral part of the financial statements.

                    RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
                     COMBINED STATEMENTS OF OPERATIONS AND
                  CHANGES IN POLICYOWNERS' EQUITY, CONTINUED
              For the years ended December 31, 1998, 1997 and 1996
                                (In Thousands)

                                                                           OCC ACCUMULATION TRUST
                                                                              EQUITY PORTFOLIO
                                                                 --------------------------------------------
                                                                     1998           1997            1996
                                                                 ------------    ------------    ------------
Net investment income:
 Reinvested dividend income ..................................   $          3    $         --    $         --
 Reinvested capital gains ....................................             12              --              --
 Administrative expenses .....................................             (5)             --              --
                                                                 ------------    ------------    ------------
   Net investment income (loss) and capital gains ............             10              --              --
                                                                 ------------    ------------    ------------
Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of fund shares ...              6               1              --
 Increase (decrease) in unrealized appreciation of investments             46               8              --
                                                                 ------------    ------------    ------------
   Net realized and unrealized gains (losses) ................             52               9              --
                                                                 ------------    ------------    ------------
   Additions (reductions) from operations ....................             62               9              --
                                                                 ------------    ------------    ------------
Policy Owners' transactions:
 Net premium payments ........................................            822              52              --
 Transfers between funds and/or fixed account ................            297             151              --
 Policy loans ................................................              1              (2)             --
 Loan collateral interest crediting ..........................             --              --              --
 Surrenders ..................................................            (10)             --              --
 Death benefits ..............................................             --              --              --
 Cost of insurance charges ...................................            (59)             (2)             --
 Death benefit guarantee charges .............................             (1)             --              --
 Monthly expense charges .....................................             (9)             --              --
                                                                 ------------    ------------    ------------
   Additions (reductions) for policy owners' transactions ....          1,041             199              --
                                                                 ------------    ------------    ------------
   Net additions (reductions) for the year ...................          1,103             208              --
Policy Owners' Equity, beginning of the year .................            208              --              --
                                                                 ------------    ------------    ------------
Policy Owners' Equity, end of the year .......................   $      1,311    $        208    $         --
                                                                 ============    ============    ============
Units Outstanding, beginning of the year .....................     19,312.138              --              --
Units Outstanding, end of the year ...........................    109,118.612      19,312.138              --

Net Asset Value per Unit:
 Select*Life I ...............................................   $  11.895001    $  10.719660    $         --
 Select*Life Series 2000 .....................................   $  12.029100    $  10.753858    $         --

    The accompanying notes are an integral part of the financial statements.

                     COMBINED STATEMENTS OF OPERATIONS AND
                  CHANGES IN POLICYOWNERS' EQUITY, CONTINUED

             OCC ACCUMULATION TRUST                        OCC ACCUMULATION TRUST
            GLOBAL EQUITY PORTFOLIO                          MANAGED PORTFOLIO
--------------------------------------------   --------------------------------------------
    1998            1997            1996           1998            1997            1996
------------    ------------    ------------   ------------    ------------    ------------
$          8    $          1    $         --   $         17    $         --    $         --
          28              14              --             56              --              --
          (4)             (1)             --            (24)             (1)             --
------------    ------------    ------------   ------------    ------------    ------------
          32              14              --             49              (1)             --
------------    ------------    ------------   ------------    ------------    ------------
          (5)             (1)             --              2              --              --
          22             (29)             --             74               7              --
------------    ------------    ------------   ------------    ------------    ------------
          17             (30)             --             76               7              --
------------    ------------    ------------   ------------    ------------    ------------
          49             (16)             --            125               6              --
------------    ------------    ------------   ------------    ------------    ------------
         348              51              --          3,191             357              --
          86             272              --          1,487             804              --
          (2)              1              --             (1)             (1)             --
          --              --              --             --              --              --
          (7)             --              --            (17)             --              --
          --              --              --            (76)             --              --
         (39)             (5)             --           (294)            (16)             --
          (1)             --              --             (4)             --              --
          (5)             (1)             --            (32)             (1)             --
------------    ------------    ------------   ------------    ------------    ------------
         380             318              --          4,254           1,143              --
------------    ------------    ------------   ------------    ------------    ------------
         429             302              --          4,379           1,149              --
         302              --              --          1,149              --              --
------------    ------------    ------------   ------------    ------------    ------------
$        731    $        302    $         --   $      5,528    $      1,149    $         --
============    ============    ============   ============    ============    ============
  31,784.854              --              --    112,854.997              --              --
  67,997.586      31,784.854              --    507,204.969     112,854.997              --
$  10.662721    $   9.487891    $         --   $  10.778607    $  10.143089    $         --
$  10.782965    $   9.518205    $         --   $  10.900163    $  10.175476    $         --

[WIDE TABLE CONTINUED FROM ABOVE]

           OCC ACCUMULATION TRUST
            SMALL CAP PORTFOLIO
--------------------------------------------
     1998            1997           1996
------------    ------------    ------------
$          3    $         --    $         --
          33              --              --
         (10)             (1)             --
------------    ------------    ------------
          26              (1)             --
------------    ------------    ------------
         (13)             --              --
        (151)             (4)             --
------------    ------------    ------------
        (164)             (4)             --
------------    ------------    ------------
        (138)             (5)             --
------------    ------------    ------------
       1,525             254              --
         340             420              --
          (4)             --              --
          --              --              --
          (6)             --              --
          --              --              --
        (140)            (10)             --
          (3)             --              --
         (18)             (1)             --
------------    ------------    ------------
       1,694             663              --
------------    ------------    ------------
       1,556             658              --
         658              --              --
------------    ------------    ------------
$      2,214    $        658    $         --
============    ============    ============
  64,284.089              --              --
 237,553.351      64,284.089              --
$   9.223192    $  10.220080    $         --
$   9.327299    $  10.252721    $         --

    The accompanying notes are an integral part of the financial statements.

                    RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
                     COMBINED STATEMENTS OF OPERATIONS AND
                  CHANGES IN POLICYOWNERS' EQUITY, CONTINUED
              For the years ended December 31, 1998, 1997 and 1996
                                (In Thousands)



                                                                                  PUTNAM VT
                                                                             ASIA PACIFIC GROWTH
                                                                                     FUND
                                                                 --------------------------------------------
                                                                     1998            1997            1996
                                                                 ------------    ------------    ------------
Net investment income:
 Reinvested dividend income ..................................   $        105    $         39    $          8
 Reinvested capital gains ....................................             --              --              --
 Administrative expenses .....................................            (18)            (15)             (8)
                                                                 ------------    ------------    ------------
   Net investment income (loss) and capital gains ............             87              24              --
                                                                 ------------    ------------    ------------
Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of fund shares ...             (4)              4              14
 (Increase) decrease in unrealized appreciation of investments           (145)           (410)             54
                                                                 ------------    ------------    ------------
   Net realized and unrealized (losses) gains ................           (149)           (406)             68
                                                                 ------------    ------------    ------------
   Additions (reductions) from operations ....................            (62)           (382)             68
                                                                 ------------    ------------    ------------
Policy Owners' transactions:
 Net premium payments ........................................          1,150           1,417           1,193
 Transfers between funds and/or fixed account ................           (206)           (122)            204
 Policy loans ................................................            (14)             (9)             (2)
 Loan collateral interest crediting ..........................              1              --              --
 Surrenders ..................................................            (51)            (24)             (5)
 Death benefits ..............................................             (1)             (2)             --
 Cost of insurance charges ...................................           (183)           (194)           (130)
 Death benefit guarantee charges .............................             (1)             --              --
 Monthly expense charges .....................................            (32)            (34)            (21)
                                                                 ------------    ------------    ------------
   Additions (reductions) for policy owners' transactions ....            663           1,032           1,239
                                                                 ------------    ------------    ------------
   Net additions (reductions) for the year ...................            601             650           1,307
Policy Owners' Equity, beginning of the year .................          2,258           1,608             301
                                                                 ------------    ------------    ------------
Policy Owners' Equity, end of the year .......................   $      2,859    $      2,258    $      1,608
                                                                 ============    ============    ============
Units Outstanding, beginning of the year .....................    236,947.013     144,086.091      29,436.771
Units Outstanding, end of the year ...........................    317,373.587     236,947.013     144,086.091

Net Asset Value per Unit:
 Select*Life I ...............................................   $         --    $         --    $         --
 Select*Life Series 2000 .....................................   $   9.003039    $   9.525464    $         --



    The accompanying notes are an integral part of the financial statements.

                     COMBINED STATEMENTS OF OPERATIONS AND
                  CHANGES IN POLICYOWNERS' EQUITY, CONTINUED

                    PUTNAM VT                                 PUTNAM VT
             DIVERSIFIED INCOME FUND                   GROWTH AND INCOME FUND
--------------------------------------------    --------------------------------------------
     1998            1997            1996            1998            1997            1996
------------    ------------    ------------    ------------    ------------    ------------
$         88    $         86    $         63    $        458    $        283    $        117
          37              14              --           2,991             690             204
         (18)            (13)            (10)           (201)           (120)            (60)
------------    ------------    ------------    ------------    ------------    ------------
         107              87              53           3,248             853             261
------------    ------------    ------------    ------------    ------------    ------------
          18              16              10             435             123             125
        (182)              6              25             243           2,475           1,043
------------    ------------    ------------    ------------    ------------    ------------
        (164)             22              35             678           2,598           1,168
------------    ------------    ------------    ------------    ------------    ------------
         (57)            109              88           3,926           3,451           1,429
------------    ------------    ------------    ------------    ------------    ------------
         895             785             696          10,650          10,331           6,047
         (71)           (100)            (65)         (1.739)          1,033           1,274
         (10)            (10)             (4)           (145)            (71)            (38)
           1              --              --              10               3               1
         (53)            (27)            (17)           (753)           (288)           (109)
          (1)             (3)             (1)           (129)            (27)             (5)
        (166)           (130)            (92)         (2,010)         (1,524)           (784)
          (1)             --              (1)            (14)             (4)             (2)
         (24)            (21)            (15)           (333)           (252)           (130)
------------    ------------    ------------    ------------    ------------    ------------
         570             494             501           5,537           9,201           6,254
------------    ------------    ------------    ------------    ------------    ------------
         513             603             589           9,463          12,652           7,683
       1,998           1,395             806          24,199          11,547           3,864
------------    ------------    ------------    ------------    ------------    ------------
$      2,511    $      1,998    $      1,395    $     33,662    $     24,199    $     11,547
============    ============    ============    ============    ============    ============
 150,285.794     112,611.941      70,401.445    1,169,049.817    691,973.875     282,045.753
 191,652.487     150,285.794     112,611.941    1,409,556.585   1,169,049.817    691,973.875
$  13.128436    $  13.418177    $  12.597066    $  23.505531    $  20.529605    $  16.669506
   13.108403    $  13.290543    $         --    $  23.912286    $  20.717931    $         --


[WIDE TABLE CONTINUED FROM ABOVE]


                   PUTNAM VT
             NEW OPPORTUNITIES FUND
  --------------------------------------------
      1998            1997            1996
  ------------   -------------    ------------
 $          --    $         --    $         --
           353              --              --
          (175)            (92)            (44)
  ------------   -------------    ------------
           178             (92)            (44)
  ------------   -------------    ------------
           416             239              99
         5,506           3,361             (86)
  ------------   -------------    ------------
         5,922           3,600              13
  ------------   -------------    ------------
         6,100           3,508             (31)
  ------------   -------------    ------------
        11,786          11,656           8,025
        (1,903)           (862)          1,664
          (121)           (100)             (8)
             4               1              --
          (683)           (271)            (64)
           (44)             (8)             --
        (2,195)         (1,770)           (804)
            (5)             --              --
          (412)           (343)           (154)
  ------------   -------------    ------------
         6,427           8,303           8,659
  ------------   -------------    ------------
        12,527          11,811           8,628
        21,924          10,113           1,485
  ------------   -------------    ------------
 $      34,451   $      21,924    $     10,113
  ============   =============    ============
 1,197,940.702     681,263.859     110,223.166
 1,513,397.971   1,197,940.702     681,263.859
 $         --    $          --    $         --
 $   22.763799   $   18.301715    $         --


    The accompanying notes are an integral part of the financial statements.

                       RELIASTAR SELECT*VARIABLE ACCOUNT
                     COMBINED STATEMENTS OF OPERATIONS AND
                  CHANGES IN POLICYOWNERS' EQUITY, CONTINUED
              For the years ended December 31, 1998, 1997 and 1996
                                (In Thousands)



                                                                                  PUTNAM VT
                                                                            UTILITIES GROWTH AND
                                                                                  INCOME FUND
                                                                   --------------------------------------------
                                                                       1998            1997           1996
                                                                   ------------    ------------    ------------
Net investment income:
 Reinvested dividend income ....................................   $         87    $         61    $         41
 Reinvested capital gains ......................................            149              84              --
 Administrative expenses .......................................            (24)            (14)            (11)
                                                                   ------------    ------------    ------------
   Net investment income (loss) and capital gains ..............            212             131              30
                                                                   ------------    ------------    ------------
Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of fund shares .....            149              40              71
 Increase (decrease) in unrealized appreciation of investments .            100             338              83
                                                                   ------------    ------------    ------------
   Net realized and unrealized gains (losses) ..................            249             378             154
                                                                   ------------    ------------    ------------
   Additions (reductions) from operations ......................            461             509             184
                                                                   ------------    ------------    ------------
Policy Owners' transactions:
 Net premium payments ..........................................          1,035             903             663
 Transfers from (to) fixed account .............................            108              50            (104)
 Policy loans ..................................................            (34)            (17)            (36)
 Loan collateral interest crediting ............................              2               1               1
 Surrenders ....................................................            (96)            (24)            (35)
 Death benefits ................................................             (4)             (3)             (4)
 Cost of insurance charges .....................................           (237)           (168)           (117)
 Death benefit guarantee charges ...............................             (3)             (1)             (1)
 Monthly expense charges .......................................            (37)            (26)            (19)
                                                                   ------------    ------------    ------------
   Additions (reductions) for policy owners' transactions ......            734             715             348
                                                                   ------------    ------------    ------------
   Net additions (reductions) for the year .....................          1,195           1,224             532
Policy Owners' Equity, beginning of the year ...................          2,771           1,547           1,015
                                                                   ------------    ------------    ------------
Policy Owners' Equity, end of the year .........................   $      3,966    $      2,771    $      1,547
                                                                   ============    ============    ============
Units Outstanding, beginning of the year .......................    152,514.030     107,970.108      81,748.531
Units Outstanding, end of the year .............................    190,123.952     152,514.030     107,970.108

Net Asset Value per Unit:
 Select*Life I .................................................   $  20.947449    $  18.375382    $  14.583970
 Select*Life Series 2000 .......................................   $  20.861089    $  18.153329    $         --



    The accompanying notes are an integral part of the financial statements.

                     COMBINED STATEMENTS OF OPERATIONS AND
                  CHANGES IN POLICYOWNERS' EQUITY, CONTINUED

                   PUTNAM VT
                 VOYAGER FUND
--------------------------------------------
    1998            1997            1996
-------------    ------------    ------------
$         144   $          68   $          48
        3,517           1,472             811
         (470)           (284)           (171)
-------------    ------------    ------------
        3,191           1,256             688
-------------    ------------    ------------
          915             218             169
       10,198           7,940             921
-------------    ------------    ------------
       11,113           8,158           1,090
-------------    ------------    ------------
       14,304           9,414           1,778
-------------    ------------    ------------
       22,816          20,897          16,198
       (1,602)            169           2,466
         (428)           (263)           (187)
           27              16               6
       (2,127)           (969)           (395)
         (170)            (40)             (6)
       (4,567)         (3,626)         (2,268)
          (27)            (12)             (8)
         (839)           (683)           (430)
-------------    ------------    ------------
       13,083          15,489          15,376
-------------    ------------    ------------
       27,387          24,903          17,154
       53,267          28,364          11,210
-------------    ------------    ------------
$      80,654   $      53,267   $      28,364
=============    ============    ============
2,601,649.957   1,750,710.230     781,013.273
3,169,909.581   2,601,649.957   1,750,710.230
$   25.423734   $   20.608071   $   16.420248
$   25.445248   $   20.460670   $          --

    The accompanying notes are an integral part of the financial statements.

                    RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION:

   ReliaStar Select*Life Variable Account (the "Account") is a separate account of ReliaStar Life Insurance Company ("ReliaStar Life"), a wholly owned subsidiary of ReliaStar Financial Corp. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

   Payments received under the polices are allocated to sub-accounts of the Account, each of which is invested in one of the following funds during the year:



THE ALGER AMERICAN FUND               FIDELITY VIP                FIDELITY VIP II
-----------------------------------   -------------------------   --------------------------------
Growth Portfolio                      Equity-Income Portfolio     Asset Manager Portfolio
MidCap Growth Portfolio               Growth Portfolio            Contrafund Portfolio
Small Capitalization Portfolio        High Income Portfolio       Index 500 Portfolio
                                      Money Market Portfolio      Investment Grade Bond Portfolio
                                      Overseas Portfolio

JANUS ASPEN SERIES                    NEUBERGER&BERMAN ADVISERS MANAGEMENT TRUST
-----------------------------------   -------------------------------------------
Aggressive Growth Portfolio           Limited Maturity Bond Portfolio
Growth Portfolio                      Partners Portfolio
International Growth Portfolio
Worldwide Growth Portfolio

NORTHSTAR GALAXY TRUST                OCC ACCUMULATION TRUST      PUTNAM VARIABLE TRUST
----------------------------------    -------------------------   -----------------------------------
Growth + Value Fund Portfolio         Equity Portfolio            Putnam VT Asia Pacific Growth Fund
High Yield Bond Portfolio             Global Equity Portfolio     Putnam VT Diversified Income Fund
Emerging Growth Portfolio             Managed Portfolio           Putnam VT Growth and Income Fund
International Value Portfolio         Small Capitalization        Putnam VT New Opportunities Fund
Multi-Sector Bond Portfolio              Portfolio                Putnam VT Utilities Growth and
                                                                    Income Fund
                                                                  Putnam VT Voyager Fund

   Fred Alger Management, Inc. is the investment adviser for the three portfolios of The Alger American Fund and is paid fees for its services by The Alger American Funds Portfolios. Fidelity Management & Research Company is the investment adviser for Fidelity Variable Insurance Products Fund (VIP) and Variable Insurance Products Fund II (VIP II) and is paid for its services by the VIP and VIP II Portfolios. Janus Capital Corporation is the investment adviser for the four portfolios of Janus Aspen Series and is paid fees for its services by the Janus Aspen Series Portfolios. Neuberger&Berman Management is the investment adviser for the two portfolios of the Advisers Management Trust and is paid fees for its services by the Neuberger&Berman Advisers Management Trust Funds. Northstar Investment Management Corporation, an affiliate of ReliaStar Life, is the investment adviser for the five Northstar Galaxy Trust Portfolios and is paid fees for its services by the Portfolios. OpCap Advisors is the investment adviser for the four Portfolios of the OCC Accumulation Trust and is paid fees for its services by the OCC Accumulation Trust Funds. Putnam Investment Management, Inc. is the investment adviser for Putnam Variable Trust and is paid fees for its services by Putnam Variable Trust. See the related funds' prospectuses for further information. On May 3, 1993, ReliaStar Life added the sub-accounts investing in shares of Index 500 Portfolio. On January 1, 1994, sub-accounts investing in Putnam VT Diversified Income Fund, Putnam VT Growth and Income Fund, Putnam VT Utilities Growth and Income Fund and Putnam VT Voyager Fund were made available through the Select*Life Series 2000 policies and on May 2, 1994, sub-accounts investing in Putnam Variable Trust were made available to Select*Life I policies. On December 30, 1994, sub-accounts investing in the Northstar Galaxy Trust Portfolios were made available to Select*Life Series 2000 policies. On April 30, 1995, sub-accounts investing in the VIP II Contrafund Portfolio, Putnam VT Asia Pacific Growth Fund and Putnam VT New Opportunities Fund were made available to Select*Life Series 2000 policies.

                    RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)


1. ORGANIZATION, CONTINUED:


   On August 8, 1997, sub-accounts investing in Northstar Galaxy Trust Growth + Value Portfolio, Northstar Galaxy Trust High Yield Bond Portfolio, Northstar Galaxy Trust International Value Portfolio, Alger American, Janus Aspen Series, OCC Accumulation Trust, and Neuberger&Berman Management Trust were made available to Select*Life policies.

   On July 29, 1998, Northstar Variable Trust Portfolio changed its name to Northstar Galaxy Trust Portfolio (GT). Also on July 29, 1998, the Northstar Variable Trust Growth Portfolio changed its name to Northstar Galaxy Trust Growth + Value Portfolio.

   On November 9, 1998, Northstar Galaxy Trust Income and Growth Portfolio changed its name to Northstar Galaxy Trust Emerging Growth Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES:

   SECURITIES VALUATION TRANSACTIONS AND RELATED INVESTMENT INCOME:

   The market value of investments in the sub-accounts is based on the closing net asset values of the fund shares held at the end of the year. Investment transactions are accounted for on the trade date (date the order to purchase or redeem is executed) and dividend income and capital gain distributions are recorded on the ex-dividend date. Net realized gains and losses on redemptions of shares of the funds are determined on the basis of specific identification of fund share costs.

3. FEDERAL INCOME TAXES:

   Under current tax law, the income, gains, and losses from the separate account investments are not taxable to either the Account or ReliaStar Life.

4. POLICY CHARGES:

   Certain charges are made by ReliaStar Life to Policy Owners' Variable Accumulation Values in the Account in accordance with the terms of the policies. These charges may include: cost of insurance, computed as set forth in the policies; a monthly expense charge as set forth in the policies: death benefit guarantee charge; optional insurance benefit charges based upon the policy terms for optional benefits; and surrender charges and sales charge refunds, as set forth in the policies.

                    RELIASTAR SELECT*LIFE VARIABLE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)

5. INVESTMENTS:

   For the year ended December 31, 1998, investment activity in the funds was as follows (in thousands):


                                                                COST OF       PROCEEDS
INVESTING FUND                                                 PURCHASES     FROM SALES
-----------------------------------------------------------   -----------   -----------
      The Alger American Fund:
       Alger American Growth Portfolio ....................    $  7,063      $  2,374
       Alger American MidCap Growth Portfolio .............       7,361         5,711
       Alger American Small Capitalization ................       7,351         5,457
      Fidelity's VIP and VIP II:
       Equity-Income Portfolio ............................      16,847         6,047
       Growth Portfolio ...................................      28,954         9,428
       High Income Portfolio ..............................      11,682         7,318
       Money Market Portfolio .............................      51,397        48,927
       Overseas Portfolio .................................      10,913         8,935
       Asset Manager Portfolio ............................       7,340         2,197
       Contrafund Portfolio ...............................      16,538         2,335
       Index 500 Portfolio ................................      24,771         7,382
       Investment Grade Bond Portfolio ....................       3,908         2,980
      Janus Aspen Series:
       Aggressive Growth Portfolio ........................       3,903         2,961
       Growth Portfolio ...................................       4,263           711
       International Growth Portfolio .....................       7,833         5,581
       Worldwide Growth Portfolio .........................      14,821         3,868
      Neuberger&Berman Advisers Management Trust:
       Limited Maturity Bond Portfolio ....................       1,801           901
       Partners Portfolio .................................       9,517         1,147
      Northstar Galaxy Trust:
       Northstar Growth + Value Portfolio .................       1,172           268
       Northstar High Yield Bond Portfolio ................       1,208           705
       Northstar Emerging Growth Portfolio ................       1,003           111
       Northstar International Value Portfolio ............       6,442         5,295
       Northstar Multi-Sector Bond Portfolio ..............       1,501           615
      OCC Accumulation Trust:
       Equity Portfolio ...................................       1,141            90
       Global Equity Portfolio ............................         965           553
       Managed Portfolio ..................................       4,947           650
       Small Cap Portfolio ................................       1,825           114
      Putnam Variable Trust:
       Putnam VT Asia Pacific Growth Fund .................       4,858         4,109
       Putnam VT Diversified Income Fund ..................         955           277
       Putnam VT Growth and Income Fund ...................      10,546         1,759
       Putnam VT New Opportunities Fund ...................      10,410         3,810
       Putnam VT Utilities Growth and Income Fund .........       2,136         1,186
       Putnam VT Voyager Fund .............................      20,487         4,208
                                                               --------      --------
       Total ..............................................    $305,859      $148,010
                                                               ========      ========

                         INDEPENDENT AUDITORS' REPORT




Board of Directors and Shareholder
ReliaStar Life Insurance Company
(A Wholly Owned Subsidiary of ReliaStar Financial Corp.)
Minneapolis, Minnesota


     We have audited the accompanying consolidated balance sheets of ReliaStar Life Insurance Company and Subsidiaries (the Company) as of December 31, 1998 and 1997, and the related statements of income, shareholder's equity, and cash flows for each of the two years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of ReliaStar Life Insurance Company and Subsidiaries as of December 31, 1998 and 1997 and the results of their operations and their cash flows for each of the two years in the period ended December 31, 1998 in conformity with generally accepted accounting principles.





DELOITTE & TOUCHE LLP


Minneapolis, Minnesota
February 4, 1999

               RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

                          CONSOLIDATED BALANCE SHEETS

                                 (IN MILLIONS)


                                                                         DECEMBER 31
                                                               -------------------------------
                                                                    1998             1997
                                                               --------------   --------------
                                                  ASSETS
Fixed Maturity Securities (Amortized Cost: 1998, $11,106.5;
 1997, $10,655.9) ..........................................    $  11,609.9      $  11,146.7
Equity Securities (Cost: 1998, $48.1; 1997, $21.2) .........           49.1             23.0
Mortgage Loans on Real Estate ..............................        2,154.8          2,270.7
Real Estate and Leases .....................................           53.3             74.5
Policy Loans ...............................................          702.3            663.3
Other Invested Assets ......................................          113.5             81.3
Short-Term Investments .....................................          116.0            130.3
                                                                -----------      -----------
 Total Investments .........................................       14,798.9         14,389.8
Cash .......................................................             --             23.5
Accounts and Notes Receivable ..............................          245.1            176.7
Reinsurance Receivable .....................................          417.7            324.4
Deferred Policy Acquisition Costs ..........................        1,215.5          1,091.9
Present Value of Future Profits ............................          422.5            480.0
Property and Equipment, Net ................................          110.0            106.3
Accrued Investment Income ..................................          195.8            200.6
Other Assets ...............................................          272.0            552.3
Participation Fund Account Assets ..........................          311.6            316.6
Assets Held in Separate Accounts ...........................        4,310.6          3,149.3
                                                                -----------      -----------
 Total Assets ..............................................    $  22,299.7      $  20,811.4
                                                                ===========      ===========
                                              LIABILITIES
Future Policy and Contract Benefits ........................    $  13,519.8      $  13,329.4
Pending Policy Claims ......................................          431.8            338.2
Other Policyholder Funds ...................................          304.6            286.5
Notes and Mortgages Payable -- Unaffiliated ................            8.2            252.7
Note Payable -- Parent .....................................          100.0            100.0
Income Taxes ...............................................          225.4            205.2
Other Liabilities ..........................................          529.8            463.0
Participation Fund Account Liabilities .....................          311.6            316.6
Liabilities Related to Separate Accounts ...................        4,305.1          3,143.8
                                                                -----------      -----------
 Total Liabilities .........................................       19,736.3         18,435.4
                                                                -----------      -----------
                                       SHAREHOLDER'S EQUITY
Common Stock (Shares Issued: 2.0) ..........................            2.5              2.5
Additional Paid-In Capital .................................        1,057.4          1,057.4
Accumulated Other Comprehensive Income .....................          260.8            226.1
Retained Earnings ..........................................        1,242.7          1,090.0
                                                                -----------      -----------
 Total Shareholder's Equity ................................        2,563.4          2,376.0
                                                                -----------      -----------
  Total Liabilities and Shareholder's Equity ...............    $  22,299.7      $  20,811.4
                                                                ===========      ===========

The accompanying notes are an integral part of the consolidated financial statements.

               RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

                       CONSOLIDATED STATEMENTS OF INCOME

                                 (IN MILLIONS)




                                                                      YEAR ENDED DECEMBER 31
                                                                   ----------------------------
                                                                        1998           1997
                                                                   -------------   ------------
REVENUES
Premiums .......................................................    $  1,007.9      $   884.3
Net Investment Income ..........................................       1,109.8        1,003.7
Realized Investment Gains, Net .................................          17.3           11.7
Policy and Contract Charges ....................................         427.6          332.9
Other Income ...................................................          73.7           75.1
                                                                    ----------      ---------
 Total .........................................................       2,636.3        2,307.7
                                                                    ----------      ---------
BENEFITS AND EXPENSES
Benefits to Policyholders ......................................       1,549.4        1,375.8
Sales and Operating Expenses ...................................         473.9          408.6
Amortization of Deferred Policy Acquisition Costs and
 Present Value of Future Profits ...............................         192.4          146.1
Interest Expense ...............................................           6.9            7.1
Dividends and Experience Refunds to Policyholders ..............          29.4           24.8
                                                                    ----------      ---------
 Total .........................................................       2,252.0        1,962.4
                                                                    ----------      ---------
Income from Continuing Operations Before Income Taxes ..........         384.3          345.3
Income Tax Expense .............................................         136.4          122.0
                                                                    ----------      ---------
Income from Continuing Operations ..............................         247.9          223.3
Income (Loss) from Discontinued Operations, Net of Tax .........          (7.2)           3.2
                                                                    ----------      ---------
 Net Income ....................................................    $    240.7          226.5
                                                                    ==========      =========

The accompanying notes are an integral part of the consolidated financial statements.

               RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                 (IN MILLIONS)





                                                                YEAR ENDED DECEMBER 31
                                             ------------------------------------------------------------
                                                         1998                            1997
                                             -----------------------------   ----------------------------
                                                TOTAL       COMPREHENSIVE       TOTAL       COMPREHENSIVE
                                                EQUITY          INCOME          EQUITY         INCOME
                                             -----------   ---------------   -----------   --------------
COMMON STOCK
Beginning and End of Year ................    $     2.5                       $     2.5
                                              ---------       -------         ---------       -------
ADDITIONAL PAID-IN CAPITAL
Beginning of Year ........................      1,057.4                           538.9
Capital Contribution from Parent .........           --                           518.5
                                              ---------       -------         ---------       -------
 End of Year .............................      1,057.4                         1,057.4
                                              ---------       -------         ---------       -------
ACCUMULATED OTHER COMPREHENSIVE
 INCOME
Beginning of Year ........................        226.1                           140.8
Change for the Year ......................         34.7       $  34.7              85.3       $  85.3
                                              ---------       -------         ---------       -------
 End of Year .............................        260.8                           226.1
                                              ---------       -------         ---------       -------
RETAINED EARNINGS
Beginning of Year ........................      1,090.0                           925.3
Net Income ...............................        240.7         240.7             226.5         226.5
Dividends to Shareholder .................        (88.0)                          (61.8)
                                              ---------       -------         ---------       -------
 End of Year .............................      1,242.7                         1,090.0
                                              ---------       -------         ---------       -------
Comprehensive Income .....................                    $ 275.4                         $ 311.8
                                                              =======                         =======
Total Shareholder's Equity ...............    $ 2,563.4                       $ 2,376.0
                                              =========                       =========


The accompanying notes are an integral part of the consolidated financial statements.

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                 (IN MILLIONS)

                                                                     YEAR ENDED DECEMBER 31
                                                                    -----------------------
                                                                       1998         1997
                                                                     ---------    ---------
OPERATING ACTIVITIES
Net Income .......................................................   $   240.7    $   226.5
Adjustments to Reconcile Net Income to Net
 Cash Provided by Operating Activities
  Interest Credited to Insurance Contracts .......................       586.8        548.9
  Future Policy Benefits .........................................      (685.6)      (396.9)
  Capitalization of Policy Acquisition Costs .....................      (258.7)      (212.7)
  Amortization of Deferred Policy Acquisition Costs and
   Present Value of Future Profits ...............................       192.4        146.1
  Deferred Income Taxes ..........................................        15.5          8.1
  Net Change in Receivables and Payables .........................        14.0         30.1
  Other Assets ...................................................       295.4        (94.8)
  Realized Investment Gains, Net .................................       (17.3)       (11.7)
  Other ..........................................................       (20.9)         1.8
                                                                    ---------    ---------
  Net Cash Provided by Operating Activities ......................      362.3        245.4
                                                                     ---------    ---------
INVESTING ACTIVITIES
Proceeds from Sales of Fixed Maturity Securities .................       535.8        474.0
Proceeds from Maturities or Repayment of Fixed Maturity Securities     1,096.6        910.7
Cost of Fixed Maturity Securities Acquired .......................    (2,062.9)    (1,431.6)
Sales (Purchases) of Equity Securities, Net ......................       (27.4)        15.9
Proceeds of Mortgage Loans Sold, Matured or Repaid ...............       654.4        350.4
Cost of Mortgage Loans Acquired ..................................      (539.9)      (649.4)
Sales of Real Estate and Leases, Net .............................        23.7         14.1
Policy Loans Issued, Net .........................................       (39.0)       (41.5)
Sales (Purchases) of Other Invested Assets, Net ..................         7.1        (10.1)
Sales (Purchases) of Short-Term Investments, Net .................        14.3        (31.0)
Cash Acquired from Contribution of Security -- Connecticut .......          --         10.8
                                                                     ---------    ---------
 Net Cash Used by Investing Activities ...........................      (337.3)      (387.7)
                                                                     ---------    ---------
FINANCING ACTIVITIES
Deposits to Insurance Contracts ..................................     1,634.9      1,429.3
Maturities and Withdrawals from Insurance Contracts ..............    (1,350.9)    (1,299.5)
Increase in Notes and Mortgages Payable ..........................        24.0         82.1
Repayment of Notes and Mortgages Payable .........................      (268.5)         (.2)
Dividends to Shareholder .........................................       (88.0)       (61.8)
                                                                     ---------    ---------
 Net Cash Provided (Used) by Financing Activities ................       (48.5)       149.9
                                                                     ---------    ---------
Increase (Decrease) in Cash ......................................       (23.5)         7.6
Cash at Beginning of Year ........................................        23.5         15.9
                                                                     ---------    ---------
Cash at End of Year ..............................................   $      --    $    23.5
                                                                     =========    =========

The accompanying notes are an integral part of the consolidated financial statements.

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



NOTE 1.  CHANGES IN ACCOUNTING PRINCIPLES

     ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES
     Effective for transactions occurring on or after January 1, 1998, ReliaStar Life Insurance Company (ReliaStar Life or the Company) adopted those provisions of Statement of Financial Accounting Standards (SFAS) No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which were deferred by SFAS No. 127, "Deferral of the Effective Date of Certain Provisions of FASB Statement No. 125." Effective for transactions occurring on or after January 1, 1997, the Company adopted those provisions of SFAS No. 125 which were not deferred by SFAS No. 127. SFAS No. 125 requires a company to recognize the financial and servicing assets it controls and the liabilities it has incurred and to derecognize financial assets when control has been surrendered in accordance with the criteria provided in SFAS No. 125. The adoption of this standard had no effect on the financial results of the Company.

     REPORTING COMPREHENSIVE INCOME
     Effective January 1, 1998, the Company adopted SFAS No. 130, "Reporting Comprehensive Income." SFAS No. 130 establishes standards for the reporting and display of comprehensive income and its components in a company's full set of financial statements. Comprehensive income encompasses all changes in shareholder's equity from transactions and other events and circumstances from nonowner sources. Adoption of this standard had no effect on the financial results of the Company.

     EMPLOYERS' DISCLOSURES ABOUT PENSIONS AND OTHER POSTRETIREMENT BENEFITS Effective December 31, 1998, the Company adopted SFAS No. 132, "Employers'
Disclosures about Pensions and Other Postretirement Benefits." SFAS No. 132 requires new disclosures relating to a company's pension and other postretirement benefit plans. Adoption of this standard had no effect on the financial results of the Company.

     ACCOUNTING FOR THE COSTS OF COMPUTER SOFTWARE DEVELOPED OR OBTAINED FOR INTERNAL USE
     Effective January 1, 1998, the Company adopted Statement of Position (SOP) No. 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." SOP No. 98-1 provides guidance on accounting for costs associated with computer software developed or obtained for internal use. Adoption of this standard did not have a significant effect on the financial results of the Company.


NOTE 2.  NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

     NATURE OF OPERATIONS
     The Company is principally engaged in the business of providing life insurance and related financial services products. The Company provides and distributes individual life insurance and annuities; employee benefit products and services; life and health reinsurance and retirement plans. The Company operates primarily in the United States and, through its subsidiaries, is authorized to conduct business in all 50 states.

     PRINCIPLES OF CONSOLIDATION
     The consolidated financial statements include the accounts of ReliaStar Life and its subsidiaries and exclude the effects of all material intercompany transactions. ReliaStar Life is a wholly owned subsidiary of ReliaStar Financial Corp. (ReliaStar). ReliaStar Life's principal subsidiaries are Northern Life Insurance Company (Northern), Security-Connecticut Life Insurance Company (Security-Connecticut), ReliaStar Life Insurance Company of New York (RLNY) and ReliaStar Reinsurance Group (UK), Ltd. Effective December 31, 1998, ReliaStar United Services Life Insurance Company, an affiliate, merged with and into ReliaStar Life.

     USE OF ESTIMATES
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

NOTE 2. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     INVESTMENTS

     Fixed maturity securities (bonds and redeemable preferred stocks) are classified as available-for-sale and are carried at fair value.


     Equity securities (common stocks and nonredeemable preferred stocks) are carried at fair value.

     Mortgage loans on real estate are carried at amortized cost less an impairment allowance for estimated uncollectible amounts.

     Investment real estate owned directly by the Company is carried at cost less accumulated depreciation and allowances for estimated losses. Investments in real estate joint ventures are accounted for using the equity method. Real estate acquired through foreclosure is carried at the lower of fair value less estimated costs to sell or cost.

     Short-term investments are carried at amortized cost, which approximates fair value.

     Unrealized investment gains and losses of equity securities and fixed maturity securities, net of related deferred policy acquisition costs (DAC), present value of future profits (PVFP) and tax effects, are accounted for as a direct increase or decrease to the accumulated other comprehensive income component of shareholder's equity.

     Realized investment gains and losses enter into the determination of net income. Realized investment gains and losses on sales of securities are determined on the specific identification method. Write-offs of investments that decline in value below cost on other than a temporary basis and the change in the allowance for mortgage loans and wholly owned real estate are included with realized investment gains and losses in the Consolidated Statements of Income.

     The Company records write-offs or allowances for its investments based upon an evaluation of specific problem investments. The Company periodically reviews all invested assets (including marketable bonds, private placements, mortgage loans and real estate investments) to identify investments where the Company has credit concerns. Investments with credit concerns include those the Company has identified as problem investments, which are issues delinquent in a required payment of principal or interest, issues in bankruptcy or foreclosure and restructured or foreclosed assets. The Company also identifies investments as potential problem investments, which are investments where the Company has serious doubts as to the ability of the borrowers to comply with the present loan repayment terms.

     PROPERTY AND EQUIPMENT
     Property and equipment are carried at cost, net of accumulated depreciation of $100.5 million and $97.5 million at December 31, 1998 and 1997, respectively. The Company provides for depreciation of property and equipment using straight-line and accelerated methods over the estimated useful lives of the assets. Buildings are generally depreciated over 35 to 50 years. Depreciation expense for the years ending December 31, 1998 and 1997 totaled $6.0 million and $5.3 million, respectively.

     PARTICIPATION FUND ACCOUNT
     On January 3, 1989, the Commissioner of Commerce of the State of Minnesota approved a Plan of Conversion and Reorganization (the Plan) which provided, among other things, for the conversion of ReliaStar Life from a combined stock and mutual life insurance company to a stock life insurance company.

     The Plan provided for the establishment of a Participation Fund Account
(PFA) for the benefit of certain participating individual life insurance policies and annuities issued by ReliaStar Life prior to the

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

NOTE 2. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

effective date of the Plan. Under the terms of the PFA, the insurance liabilities and assets with respect to such policies are segregated in the accounting records of ReliaStar Life to assure the continuation of policyholder dividend practices. Assets and liabilities of the PFA are presented in accordance with statutory accounting practices. Earnings derived from the operation of the PFA will inure solely to the benefit of the policies covered by the PFA and no benefit will inure to the Company. Accordingly, results of operations for the PFA are excluded from the Company's Consolidated Statements of Income. In the event that the assets of the PFA are insufficient to provide the contractual benefits guaranteed by the affected policies, ReliaStar Life must provide such contractual benefits from its general assets.

     SEPARATE ACCOUNTS
     The Company operates separate accounts. The assets and liabilities of the separate accounts are primarily related to variable annuity, variable life and 401(k) contracts and represents policyholder directed funds that are separately administered. The assets (principally investments) and liabilities (principally to contractholders) of each account are clearly identifiable and distinguishable from other assets and liabilities of the Company. Assets are carried at fair value. Revenues from these separate account contracts consist primarily of charges for mortality risk and expenses, cost of insurance, contract administration and surrender charges. Revenue for these products is recognized when due.

     PREMIUM REVENUE AND BENEFITS TO POLICYHOLDERS
     RECOGNITION OF TRADITIONAL LIFE, GROUP AND ANNUITY PREMIUM REVENUE AND BENEFITS TO POLICYHOLDERS -- Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist principally of term and whole life insurance policies and certain annuities with life contingencies (immediate annuities). Life insurance premiums and immediate annuity premiums are recognized as premium revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of DAC and PVFP.

     RECOGNITION OF UNIVERSAL LIFE-TYPE CONTRACT REVENUE AND BENEFITS TO POLICYHOLDERS -- Universal life-type policies are insurance contracts with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyholder, premiums paid by the policyholder or interest accrued to policyholder balances. Amounts received as deposits to such contracts are not reported as premium revenues.

     Revenues for universal life-type policies consist of charges assessed against policy account values for deferred policy loading and the cost of insurance and policy administration. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

     RECOGNITION OF INVESTMENT CONTRACT REVENUE AND BENEFITS TO POLICYHOLDERS -- Contracts that do not subject the Company to risks arising from policyholder mortality or morbidity are referred to as investment contracts. Guaranteed Investment Contracts (GICs) and certain deferred annuities are considered investment contracts. Amounts received as deposits for such contracts are not reported as premium revenues.

     Revenues for investment products consist of investment income and charges assessed against contract account values for policy administration. Contract benefits that are charged to expense include benefit claims incurred in the period in excess of related contract balances, and interest credited to contract balances.

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

NOTE 2. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     POLICY ACQUISITION COSTS
     Those costs of acquiring new business, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable. Such costs include commissions, certain costs of policy issuance and underwriting and certain variable agency expenses.

     Costs deferred related to traditional life insurance products are amortized over the premium paying period of the related policies, in proportion to the ratio of annual premium revenues to total anticipated premium revenues. Such anticipated premium revenues are estimated using the same assumptions used for computing liabilities for future policy benefits.

     Costs deferred related to universal life-type policies and investment contracts are amortized over the lives of the policies, in relation to the present value of estimated gross profits from mortality, investment, surrender and expense margins.

     PRESENT VALUE OF FUTURE PROFITS
     The present value of future profits reflects the estimated fair value of acquired insurance business in force and represents the portion of the acquisition cost that was allocated to the value of future cash flows from insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected net cash flows from the acquired insurance contracts. An analysis of the PVFP asset account is presented below:

                                                                     YEAR ENDED DECEMBER 31
                                                                    -------------------------
                                                                        1998          1997
                                                                    -----------   -----------
                                                                          (IN MILLIONS)
   Balance, Beginning of Year ...................................    $  480.0      $  220.2
   Acquisition ..................................................        (7.3)        323.6
   Imputed Interest .............................................        31.0          25.5
   Amortization .................................................       (90.1)        (66.0)
   Impact of Net Unrealized Investment Gains and Losses .........         8.9         (23.3)
                                                                     --------      --------
   Balance, End of Year .........................................    $  422.5      $  480.0
                                                                     ========      ========

     Based on current conditions and assumptions as to future events on acquired policies in force, the Company expects that the net amortization of the December 31, 1998 PVFP balance will be between 6% and 9% in each of the years 1999 through 2003. The interest rates used to determine the amount of imputed interest on the unamortized PVFP balance ranged from 5% to 8%.

     GOODWILL
     Goodwill is the excess of the amount paid to acquire a company over the fair value of the net assets acquired and is amortized on a straight-line basis over 40 years. The carrying value of goodwill is monitored for indicators of impairment of value. No events or circumstances were identified which warrant consideration of impairment or a revised estimate of useful lives.

     FUTURE POLICY AND CONTRACT BENEFITS
     Liabilities for future policy benefits for traditional life insurance contracts are calculated using the net level premium method and assumptions as to investment yields, mortality, withdrawals and dividends. The assumptions are based on projections of past experience and include provisions for possible unfavorable deviation. These assumptions are made at the time the contract is issued or, for purchased contracts, at the date of acquisition.

     Liabilities for future policy and contract benefits on universal life-type and investment contracts are based on the policy account balance.

               RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

NOTE 2. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     The liabilities for future policy and contract benefits for group disabled life reserves and long-term disability reserves are based upon interest rate assumptions and morbidity and termination rates from published tables, modified for Company experience.

     INCOME TAXES
     The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the cumulative temporary differences in the assets and liabilities determined on a tax return and financial statement basis.

     The Company files a consolidated tax return with certain of its affiliates. The method by which the total consolidated federal income tax for each entity is allocated to each of the companies is subject to a written agreement approved by the Company's Board of Directors. Allocation is based upon a separate return calculation such that each company in the consolidated return pays the same tax or receives the same refunds it would have paid or received had it consistently filed separate federal income tax returns. Intercompany tax balances are settled within a reasonable time after filing of the consolidated federal income tax returns with the Internal Revenue Service.

     INTEREST RATE SWAP AGREEMENTS
     Interest rate swap agreements are used as hedges for asset/liability management of adjustable rate and short-term invested assets. The Company does not enter into any interest rate swap agreements for trading purposes. The interest rate swap transactions involve the exchange of fixed and floating rate interest payments without the exchange of underlying principal amounts and do not contain other optional provisions. The Company utilizes the settlement method of accounting for its interest rate swap agreements whereby the difference between amounts paid and amounts received or accrued on interest rate swap agreements is reflected in net investment income.

     The characteristics (notional amount, maturity and payment dates) of the interest rate swap agreements are similar to the characteristics of the designated hedged assets. Interest rate swaps are carried at fair value, and changes in fair value are recorded as a direct increase or decrease in the accumulated other comprehensive income component of shareholder's equity. In the event an interest rate swap agreement would cease to qualify for hedge accounting, changes in fair value of the affected swap would be recorded as income or expense. There were no terminations of interest rate swap agreements during 1998 or 1997.

     EQUITY INDEX CALL OPTIONS
     Equity index call options are tied to the performance of the S&P 500 Index and are used as hedges for asset/liability management related to equity-indexed annuity products. The Company does not purchase options for trading purposes. The notional amounts and other characteristics of the options correspond to the characteristics of the policyholder obligations related to deposits received for equity-indexed annuities. The change in the fair value of the call options approximates the change in the corresponding equity-indexed annuity account value. The call options are carried at fair value, and changes in fair value are recorded as income or expense, consistent with the hedged item.

     RECLASSIFICATIONS
     Certain prior year amounts have been reclassified to conform to current year presentation.


NOTE 3. ACQUISITION

     On July 1, 1997, ReliaStar completed the acquisition of
Security-Connecticut Corporation, which was a holding company with two primary subsidiaries: Security-Connecticut of Avon, Connecticut and Lincoln Security Life Insurance Company (Lincoln Security) of Brewster, New York. Concurrent with the acquisition, ReliaStar contributed all of the capital stock of Security-Connecticut and Lincoln Security to ReliaStar Life.

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

NOTE 3. ACQUISITION (CONTINUED)

     The acquisition was accounted for using the purchase method of accounting. Therefore, the consolidated financial statements include the accounts of Security-Connecticut and Lincoln Security since the date of acquisition. Goodwill of approximately $150 million was recorded.


NOTE 4. INVESTMENTS
     Investment income summarized by type of investment was as follows:


                                                    YEAR ENDED
                                                    DECEMBER 31
                                             -------------------------
                                                 1998          1997
                                             -----------   -----------
                                                   (IN MILLIONS)
   Fixed Maturity Securities .............   $   866.7     $   787.9
   Equity Securities .....................         2.1           2.2
   Mortgage Loans on Real Estate .........       181.6         178.9
   Real Estate and Leases ................        21.6          16.1
   Policy Loans ..........................        41.8          34.3
   Other Invested Assets .................        12.8           3.6
   Short-Term Investments ................        10.9           6.7
                                             ---------     ---------
    Gross Investment Income ..............     1,137.5       1,029.7
   Investment Expenses ...................        27.7          26.0
                                             ---------     ---------
    Net Investment Income ................   $ 1,109.8     $ 1,003.7
                                             =========     =========

     Net pretax realized investment gains (losses) were as follows:


                                        YEAR ENDED
                                        DECEMBER 31
                                    ------------------
                                      1998       1997
                                    -------    -------
                                       (IN MILLIONS)
Net Gains (Losses) on Sales
 Fixed Maturity Securities
  Gross Gains ...................   $  26.3    $  10.3
  Gross Losses ..................     (13.2)      (6.4)
 Equity Securities ..............       (.6)       5.1
 Mortgage Loans .................       (.2)        --
 Foreclosed Real Estate .........       2.8         .1
 Real Estate ....................       2.1         .6
 Other ..........................      15.3        9.8
                                    -------    -------
                                       32.5       19.5
                                    -------    -------
Provisions for Losses
 Fixed Maturity Securities ......      (8.4)      (3.0)
 Equity Securities ..............        --        (.1)
 Mortgage Loans .................        --       (2.4)
 Foreclosed Real Estate .........      (2.2)      (1.6)
 Real Estate ....................       (.2)       (.7)
 Other ..........................      (4.4)        --
                                    -------    -------
                                      (15.2)      (7.8)
                                    -------    -------
 Pretax Realized Investment Gains   $  17.3    $  11.7
                                    =======    =======

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

NOTE 4. INVESTMENTS (CONTINUED)

     The amortized cost and fair value of investments in fixed maturity securities by type of investment were as follows:

                                                                          DECEMBER 31, 1998
                                                        -----------------------------------------------------
                                                                           GROSS UNREALIZED
                                                          AMORTIZED     -----------------------
                                                             COST          GAINS      (LOSSES)    FAIR VALUE
                                                        -------------   ----------   ---------- -------------
                                                                            (IN MILLIONS)
United States Government and Government Agencies
 and Authorities ....................................    $    103.6      $  11.5           --    $    115.1
States, Municipalities and Political Subdivisions ...          49.9          4.1           --          54.0
Foreign Governments .................................          88.5          8.9           --          97.4
Public Utilities ....................................         643.0         56.6      $   (.2)        699.4
Corporate Securities ................................       7,416.0        378.3        (47.6)      7,746.7
Mortgage-Backed/Structured Finance ..................       2,793.0         99.9         (7.7)      2,885.2
Redeemable Preferred Stock ..........................          12.5           .3          (.7)         12.1
                                                         ----------      -------      -------    ----------
 Total ..............................................    $ 11,106.5      $ 559.6      $ (56.2)   $ 11,609.9
                                                         ==========      =======      =======    ==========



                                                                         DECEMBER 31, 1997
                                                        ----------------------------------------------------
                                                                           GROSS UNREALIZED
                                                          AMORTIZED     ----------------------
                                                             COST         GAINS      (LOSSES)    FAIR VALUE
                                                        -------------   ---------   ---------- -------------
                                                                           (IN MILLIONS)
United States Government and Government Agencies
 and Authorities ....................................    $    128.8     $   9.3      $   (.3)   $    137.8
States, Municipalities and Political Subdivisions ...          66.8         4.5          (.3)         71.0
Foreign Governments .................................          94.8         7.3          (.1)        102.0
Public Utilities ....................................         895.0        61.4          (.9)        955.5
Corporate Securities ................................       6,911.0       327.2        (14.9)      7,223.3
Mortgage-Backed/Structured Finance ..................       2,554.3        99.8         (2.6)      2,651.5
Redeemable Preferred Stock ..........................           5.2          .4           --           5.6
                                                         ----------     -------      -------    ----------
 Total ..............................................    $ 10,655.9     $ 509.9      $ (19.1)   $ 11,146.7
                                                         ==========     =======      =======    ==========


     The amortized cost and fair value of fixed maturity securities by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                     DECEMBER 31, 1998               DECEMBER 31, 1997
                                               -----------------------------   -----------------------------
                                                 AMORTIZED          FAIR         AMORTIZED          FAIR
                                                    COST           VALUE            COST           VALUE
                                               -------------   -------------   -------------   -------------
                                                                       (IN MILLIONS)
Maturing in:
 One Year or Less ..........................    $    459.5      $    462.9      $    199.9      $    200.9
 One to Five Years .........................       3,554.5         3,709.1         3,651.3         3,789.2
 Five to Ten Years .........................       3,014.9         3,183.2         3,006.4         3,180.7
 Ten Years or Later ........................       1,284.6         1,369.5         1,244.0         1,324.4
Mortgage-Backed/Structured Finance .........       2,793.0         2,885.2         2,554.3         2,651.5
                                                ----------      ----------      ----------      ----------
 Total .....................................    $ 11,106.5      $ 11,609.9      $ 10,655.9      $ 11,146.7
                                                ==========      ==========      ==========      ==========

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

NOTE 4. INVESTMENTS (CONTINUED)


     The fair values for actively traded marketable bonds are determined based upon the quoted market prices. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds which are not considered problems are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond. Fair values for privately placed bonds which are considered problems are determined through consideration of factors such as the net worth of borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in their relevant market.


     At December 31, 1998, the largest industry concentration in the private placement portfolio was consumer products and services, where 18.7% of the portfolio was invested, and the largest industry concentration in the marketable bond portfolio was mortgage-backed/structured finance where 30.8% of the portfolio was invested. At December 31, 1998, the largest geographic concentration of commercial mortgage loans was in the Midwest region of the United States, where approximately 37.4% of the commercial mortgage loan portfolio was invested.

     At December 31, 1998 and 1997, gross unrealized appreciation of equity securities was $2.2 million and $2.3 million, respectively, and gross unrealized depreciation was $1.2 million and $.5 million, respectively.

     Invested assets which were nonincome producing (no income received for the 12 months preceding the balance sheet date) were as follows:

                                                  DECEMBER 31
                                             ---------------------
                                                1998        1997
                                             ---------   ---------
                                                 (IN MILLIONS)
   Fixed Maturity Securities .............    $  3.9      $  1.5
   Mortgage Loans on Real Estate .........       1.5         1.1
   Real Estate and Leases ................      18.9        21.5
                                              ------      ------
    Total ................................    $ 24.3      $ 24.1
                                              ======      ======

     Allowances for losses on investments are reflected on the Consolidated Balance Sheets as a reduction of the related assets and were as follows:


                                            DECEMBER 31
                                      -----------------------
                                         1998         1997
                                      ----------   ----------
                                           (IN MILLIONS)
   Mortgage Loans .................    $  10.5      $  10.5
   Foreclosed Real Estate .........        6.8          9.1
   Investment Real Estate .........        2.2          2.8
   Other Invested Assets ..........        6.0          1.7

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

NOTE 4. INVESTMENTS (CONTINUED)

     At December 31, 1998 and 1997, the total investment in impaired mortgage loans (before allowances for credit losses), the related allowance for credit losses and the average investment related to impaired mortgage loans were as follows:

                                               1998         1997
                                            ----------   ----------
                                                 (IN MILLIONS)
   Impaired Mortgage Loans
    Total Investment ....................    $  13.0      $  14.4
    Allowance for Credit Losses .........       10.5         10.5
    Average Investment ..................        1.6          1.6

     There were no increases or decreases in the allowance for credit losses during 1998. An increase of $2.4 million and a decrease of $3.6 million were recorded in 1997. Interest income recognized on impaired mortgage loans during 1998 and 1997 was $.9 million and $1.3 million, respectively. The Company does not accrue interest income on impaired mortgage loans when the likelihood of collection is doubtful. Cash receipts for interest payments are recognized as income in the period received.

     Noncash investing activities consisted of $11.3 million of real estate assets acquired through foreclosure during the year ended December 31, 1997.

     The components of net unrealized investment gains included in the accumulated other comprehensive income component of shareholder's equity are shown below:

                                                  DECEMBER 31
                                           -------------------------
                                               1998          1997
                                           -----------   -----------
                                                 (IN MILLIONS)
   Unrealized Investment Gains .........    $  529.8      $  489.0
   DAC/PVFP Adjustment .................      (128.6)       (138.8)
   Deferred Income Taxes ...............      (140.4)       (124.1)
                                            --------      --------
    Total ..............................    $  260.8      $  226.1
                                            ========      ========

     The change in accumulated other comprehensive income consisted of the following:


                                                                              YEAR ENDED DECEMBER 31
                                                                             ------------------------
                                                                                1998          1997
                                                                             ----------   -----------
                                                                                  (IN MILLIONS)
   Unrealized Investment Gains (Losses) Arising During The Period(1) .....    $  36.7      $  119.8
   Reclassification Adjustments(2) .......................................       (8.7)         (5.8)
   Change in DAC/PVFP Adjustment(3) ......................................        6.7         (28.7)
                                                                              -------      --------
    Total ................................................................    $  34.7      $   85.3
                                                                              =======      ========

------------------

(1) Net of income tax expense (benefit) totaling $17.0 million and $67.9 million for 1998 and 1997, respectively.

(2) Net of income tax expense (benefit) totaling $(4.1) million and $(3.3) million for 1998 and 1997, respectively.

(3) Net of income tax expense (benefit) totaling $3.5 million and $(16.3) million for 1998 and 1997, respectively.

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

NOTE 5. INCOME TAXES

     The income tax liability as reflected on the Consolidated Balance Sheets consisted of the following:


                                           DECEMBER 31
                                     -----------------------
                                        1998         1997
                                     ----------   ----------
                                          (IN MILLIONS)
   Current Income Taxes ..........    $  18.4      $  25.3
   Deferred Income Taxes .........      207.0        179.9
                                      -------      -------
    Total ........................    $ 225.4      $ 205.2
                                      =======      =======

     The provision for income taxes reflected on the Consolidated Statements of Income consisted of the following:


                                        YEAR ENDED
                                        DECEMBER 31
                                 -------------------------
                                     1998          1997
                                 -----------   -----------
                                       (IN MILLIONS)
   Currently Payable .........    $  120.9      $  113.8
   Deferred ..................        15.5           8.2
                                  --------      --------
    Total ....................    $  136.4      $  122.0
                                  ========      ========

     The Internal Revenue Service has completed its review of the Company's tax return for all years through 1995.

     Deferred income taxes reflect the impact for financial statement reporting purposes of "temporary differences" between the financial statement carrying amounts and tax bases of assets and liabilities. The "temporary differences" that give rise to the net deferred tax liability relate to the following:


                                                                DECEMBER 31
                                                        ---------------------------
                                                            1998           1997
                                                        ------------   ------------
                                                               (IN MILLIONS)
   Future Policy and Contract Benefits ..............     $ (303.5)      $ (363.6)
   Investment Write-Offs and Allowances .............        (34.4)         (41.4)
   Pension and Postretirement Benefit Plans .........         (7.8)          (6.2)
   Employee Benefits ................................        (12.9)         (12.8)
   Other ............................................       (118.5)         (59.5)
                                                          --------       --------
   Gross Deferred Tax Asset .........................       (477.1)        (483.5)
                                                          --------       --------
   Deferred Policy Acquisition Costs ................        326.6          322.9
   Present Value of Future Profits ..................        157.3          142.8
   Net Unrealized Investment Gains ..................        119.3           95.6
   Property and Equipment ...........................         24.4           22.9
   Real Estate Joint Ventures .......................         15.5           16.5
   Other ............................................         41.0           62.7
                                                          --------       --------
   Gross Deferred Tax Liability .....................        684.1          663.4
                                                          --------       --------
    Net Deferred Tax Liability ......................     $  207.0       $  179.9
                                                          ========       ========

     Federal income tax regulations allowed certain special deductions for 1983 and prior years which are accumulated in a memorandum tax account designated as "policyholders' surplus." Generally, this policyholders' surplus account will become subject to tax at the then current rates only if the accumulated balance exceeds certain maximum limitations or if certain cash distributions are deemed to

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

NOTE 5. INCOME TAXES (CONTINUED)

be paid out of the account. At December 31, 1998, ReliaStar Life and its life insurance subsidiaries have accumulated approximately $51.0 million in their separate policyholders' surplus accounts. Deferred taxes have not been provided on this temporary difference.

     There have been no deferred taxes recorded for the unremitted equity in subsidiaries as the earnings are considered to be permanently invested or will be remitted only when tax effective to do so.

     The difference between the U.S. federal income tax rate and the consolidated tax provision rate is summarized as follows:


                                         YEAR ENDED
                                         DECEMBER 31
                                   -----------------------
                                      1998         1997
                                   ----------   ----------
   Statutory Tax Rate ..........       35.0%        35.0%
   Other .......................         .5           .3
                                       ----         ----
    Effective Tax Rate .........       35.5%        35.3%
                                       ====         ====

     Cash paid for federal income taxes was $123.3 million and $89.0 million for the years ended December 31, 1998 and 1997, respectively.


NOTE 6.  NOTES AND MORTGAGES PAYABLE

     A summary of notes and mortgages payable is as follows:


                                                               DECEMBER 31
                                                         ------------------------
                                                            1998          1997
                                                         ----------   -----------
                                                              (IN MILLIONS)
   Unaffiliated:
    Commercial Paper .................................         --      $  218.5
    Bank Borrowings ..................................         --          26.0
    Other Indebtedness -- Current Portion ............    $    .2            .1
                                                          -------      --------
     Short-Term Debt .................................         .2         244.6
    Other Indebtedness -- Noncurrent Portion .........        8.0           8.1
                                                          -------      --------
     Total Unaffiliated ..............................    $   8.2      $  252.7
                                                          =======      ========
     Note Payable to Parent ..........................    $ 100.0      $  100.0
                                                          =======      ========

     At December 31, 1998 and 1997, other indebtedness is primarily mortgage notes assumed in connection with certain real estate investments with interest rates ranging from 6.2% to 9.6%.

     The weighted average interest rate on the commercial paper outstanding at December 31, 1997 was 6.18%

     Principal payments required in each of the next five years and thereafter are as follows:


                (IN MILLIONS)
----------------------------------------------
  1999 -- $ .2                    2002 -- $.1
  2000 -- $5.8                    2003 -- $.1
  2001 -- $2.0     2004 and thereafter -- $.0

     ReliaStar has loaned $100.0 million to ReliaStar Life under a surplus note. The original note, dated April 1, 1989, was issued in connection with ReliaStar Life's demutualization and was used to offset the surplus reduction related to the cash distribution to the mutual policyholders in the demutualization. This original note was replaced by a successor surplus note (the 1994 Note) dated November 1, 1994.

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

NOTE 6. NOTES AND MORTGAGES PAYABLE (CONTINUED)

The 1994 Note provides, subject to the regulatory constraints discussed below, that (i) it is a surplus note which will mature on September 15, 2003 with principal due at maturity, but payable without penalty, in whole or in part before maturity; (ii) interest is at 65/8% payable semi-annually; and (iii) in the event that ReliaStar Life is in default in the payment of any required interest or principal, ReliaStar Life cannot pay cash dividends on its capital stock (all of which is owned directly by ReliaStar). The 1994 Note further provides that there may be no payment of interest or principal without the express approval of the Minnesota Department of Commerce.

     Interest paid on unaffiliated debt was $.4 million and $13.1 million for the years ended December 31, 1998 and 1997 respectively.


NOTE 7.  EMPLOYEE BENEFIT PLANS

     PENSION AND OTHER POSTRETIREMENT BENEFITS
     The Company has funded and unfunded noncontributory defined benefit retirement plans covering substantially all employees which provide benefits to employees upon retirement (Pension Plans). Effective December 31, 1998, the Company's qualified defined benefit retirement plan was amended to suspend the accrual of additional benefits for future services. Employees will retain all of their accrued benefits as of December 31, 1998, which will be paid monthly at retirement according to the provisions of the plan. Employees meeting certain age and service requirements will receive certain transition benefits until retirement. A curtailment gain was recorded in 1998 to reflect the impact of this plan amendment and employee reductions resulting from the transfer of certain accident and health administrative operations to a third party.

     The Company provides certain health care and life insurance benefits to retired employees and their eligible dependents (Other Plans). The postretirement health care plan is contributory, with retiree contribution levels adjusted annually; the life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

     Net periodic expense or benefit for ReliaStar and its subsidiaries for the pension and other plans included the following components:

                                                   YEAR ENDED DECEMBER 31
                                                  -----------------------
                                                      1998         1997
                                                  -----------   ---------
                                                      (IN MILLIONS)
   PENSION PLANS
   Service Cost ...............................     $   3.2      $   4.9
   Interest Cost ..............................        16.7         15.2
   Expected Return on Plan Assets .............       (20.9)       (17.0)
   Amortization of Prior Service Cost .........          .8          1.1
   Amortization of Transition Asset ...........         (.1)         (.3)
   Curtailment Gain ...........................        (3.7)          --
   Actuarial Loss .............................         1.6          1.8
                                                    -------      -------
    Net Expense (Benefit) .....................     $  (2.4)     $   5.7
                                                    =======      =======

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

NOTE 7. EMPLOYEE BENEFIT PLANS (CONTINUED)

                                                  YEAR ENDED DECEMBER 31
                                                  -----------------------
                                                     1998         1997
                                                  ----------   ----------
                                                      (IN MILLIONS)
   OTHER PLANS
   Service Cost ...............................     $   .5       $   .4
   Interest Cost ..............................         .7           .7
   Amortization of Prior Service Cost .........       (1.5)        (1.6)
   Curtailment Gain ...........................       (1.7)          --
   Actuarial Gain .............................        (.1)         (.1)
                                                    ------       ------
    Net Expense (Benefit) .....................     $ (2.1)      $  (.6)
                                                    ======       ======

     The funded status of the plans and net amounts recognized in ReliaStar's Consolidated Balance Sheets were as follows:

                                                                    PENSION PLANS               OTHER PLANS
                                                              -------------------------   ------------------------
                                                                     DECEMBER 31                DECEMBER 31
                                                                  1998          1997         1998          1997
                                                              -----------   -----------   ----------   -----------
                                                                                 (IN MILLIONS)
   Benefit Obligation at Beginning of Year ................    $  237.1      $  195.8      $  10.9       $   9.8
   Service Cost ...........................................         3.2           4.9           .5            .4
   Interest Cost ..........................................        16.7          15.2           .7            .7
   Actuarial (Gain) Loss ..................................        14.9          25.6          (.2)           .3
   SCC Acquisition ........................................          --           8.6           --            .6
   Benefits Paid ..........................................       (15.4)        (13.0)         (.4)          (.9)
   Plan Amendments ........................................         2.0            --           --            --
   Termination Cost .......................................         1.0            --           --            --
   Curtailment ............................................       (20.8)           --          (.7)           --
                                                               --------      --------      -------       -------
   Benefit Obligation at End of Year ......................       238.7         237.1         10.8          10.9
                                                               --------      --------      -------       -------
   Fair Value of Plan Assets at Beginning of Year .........       229.1         184.9           --            --
   Actual Return on Plan Assets ...........................        36.6          45.2           --            --
   SCC Acquisition ........................................          --           9.2           --            --
   Employer Contributions .................................         1.4           2.8           .4            .4
   Participant Contributions ..............................          --            --           .5            .5
   Benefits Paid ..........................................       (15.4)        (13.0)         (.9)          (.9)
                                                               --------      --------      -------       -------
   Fair Value of Plan Assets at End of Year ...............       251.7         229.1           --            --
                                                               --------      --------      -------       -------
   Funded Status ..........................................        13.0          (8.0)       (10.8)        (10.9)
   Unrecognized Net (Gain) Loss ...........................        (2.2)         10.3         (1.8)         (1.7)
   Unrecognized Prior Service Cost ........................         3.6           8.5         (4.7)         (7.2)
   Unrecognized Transition Asset ..........................          --           (.1)          --            --
                                                               --------      --------      -------       -------
   Net Asset (Liability) Recognized .......................    $   14.4      $   10.7      $ (17.3)      $ (19.8)
                                                               ========      ========      =======       =======

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

NOTE 7. EMPLOYEE BENEFIT PLANS (CONTINUED)

     Amounts recognized in ReliaStar's Consolidated Balance Sheets were as follows:


                                                     PENSION PLANS               OTHER PLANS
                                                -----------------------   -------------------------
                                                      DECEMBER 31                DECEMBER 31
                                                   1998         1997          1998          1997
                                                ----------   ----------   -----------   -----------
                                                                   (IN MILLIONS)
   Prepaid Benefit Cost .....................    $  28.2      $  22.5            --            --
   Accrued Benefit Liability ................      (19.1)       (15.7)      $ (17.3)      $ (19.8)
   Intangible Asset .........................        5.3          3.9            --            --
                                                 -------      -------       -------       -------
   Net Asset (Liability) Recognized .........    $  14.4      $  10.7       $ (17.3)      $ (19.8)
                                                 =======      =======       =======       =======

     The aggregate projected benefit obligation and aggregate accumulated benefit obligation for the unfunded pension plans were $19.4 million and $19.1 million, respectively, as of December 31, 1998; and $17.2 million and $15.7 million, respectively, as of December 31, 1997. As of December 31, 1998 and 1997, pension plan assets included 1,232,982 shares of ReliaStar common stock with a fair value of $56.9 million and $50.8 million, respectively. The benefit obligations for the pension and other postretirement plans were determined using assumed discount rates of 7.0% and 7.25% as of January 1, 1999 and 1998, respectively. A weighted-average long-term rate of compensation increase of 4.5% was used for the pension benefit obligation. The assumed long-term rate of return on pension plan assets was 10.5% in 1998 and 10.0% in 1997. The assumed health care cost trend rate for 1999 and thereafter used in measuring the postretirement health care benefit obligation was 5.0%. The assumed health care cost trend rate has an effect on the amounts reported. For example, a one-percentage-point increase in the rate would increase the 1998 total service and interest cost by $.1 million and the postretirement health care benefit obligation by $.4 million. A one-percentage-point decrease in the rate would decrease the 1998 total service and interest cost by $.1 million and the postretirement health care benefit obligation by $.4 million.

     The above amounts are for ReliaStar and its subsidiaries as the Company's portion is not determinable.

     SUCCESS SHARING PLAN AND ESOP
     The Success Sharing Plan and ESOP (Success Sharing Plan) was designed to increase employee ownership and reward employees when certain Company performance objectives are met. Essentially all employees are eligible to participate in the Success Sharing Plan. The Success Sharing Plan has both qualified and nonqualified components. The nonqualified component is equal to 25% of the annual award and is paid in cash to employees. The qualified component is equal to 75% of the annual award which is contributed to the ESOP portion of the Success Sharing Plan. Costs charged to expense for the Success Sharing Plan were $6.6 million and $6.5 million in 1998 and 1997, respectively.


     STOCK BASED COMPENSATION
     Officers and key employees of the Company participate in stock-based compensation plans of ReliaStar. ReliaStar applies Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees," and related interpretations in accounting for its stock-based compensation plans. Accordingly, the Company has recorded no compensation expense for these stock-based compensation plans other than for restricted stock and performance-based awards. Had compensation cost for ReliaStar's stock option plans been determined based upon the fair value at the grant date for awards under these plans consistent with the optional accounting methodology prescribed under SFAS No. 123, ReliaStar's net income would have been reduced by approximately $8.1 million and $4.9 million in 1998 and 1997, respectively. The weighted average fair value of the options granted during 1998 and 1997 is estimated as $11.74 and $9.17, respectively, on the date of grant using the Black-Scholes option-pricing

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

NOTE 7. EMPLOYEE BENEFIT PLANS (CONTINUED)

model with the following assumptions: dividend yield 1.6% to 2.0%, volatility factors ranging from .1868 to .2470, risk-free interest rates of 5.3% for 1998 and 6.2% for 1997 and an expected life of 2.7 to 5.8 years.


NOTE 8.  RELATED PARTY TRANSACTIONS

     The Company and ReliaStar have entered into agreements whereby ReliaStar and the Company provide certain management, administrative, legal, and other services for each other. The net amounts billed resulted in the Company making payments of $30.7 million and $26.3 million to ReliaStar in 1998 and 1997, respectively. The net costs allocated to the Company under these agreements may not be indicative of costs the Company might incur if these services were not provided by ReliaStar. During 1998 and 1997, the Company paid cash dividends of $88.0 million and $61.8 million, respectively to ReliaStar.


NOTE 9.  SHAREHOLDER'S EQUITY

     DIVIDEND RESTRICTIONS

     ReliaStar Life's ability to pay cash dividends to ReliaStar is restricted by law or subject to approval of the insurance regulatory authorities of the State of Minnesota. These authorities recognize only statutory accounting practices for the ability of an insurer to pay dividends to its shareholders.


     Under Minnesota insurance law regulating the payment of dividends by ReliaStar Life, any such payment must be an amount deemed prudent by ReliaStar Life's Board of Directors and, unless otherwise approved by the Commissioner of the Minnesota Department of Commerce (the Commissioner), must be paid solely from the adjusted earned surplus of ReliaStar Life. Adjusted earned surplus means the earned surplus as determined in accordance with statutory accounting practices (unassigned funds) less 25% of the amount of such earned surplus which is attributable to unrealized capital gains. Further, without approval of the Commissioner, ReliaStar Life may not pay in any calendar year any dividend which, when combined with other dividends paid within the preceding 12 months, exceeds the greater of (i) 10% of ReliaStar Life's statutory surplus at the prior year-end or (ii) 100% of ReliaStar Life's statutory net gain from operations (not including realized capital gains) for the prior calendar year. For 1999, the amount of dividends which can be paid by ReliaStar Life without Commissioner approval is $156.4 million.

     STATUTORY SURPLUS AND NET INCOME
     Net income of ReliaStar Life and its insurance subsidiaries, as determined in accordance with statutory accounting practices, was $153.3 million and $185.4 million for 1998 and 1997, respectively. ReliaStar Life's statutory capital and surplus was $1,063.4 million and $1,031.8 million at December 31, 1998 and 1997, respectively.


NOTE 10.  REINSURANCE

     The Company is a member of reinsurance associations established for the purpose of ceding the excess of life insurance over retention limits. In addition, the Life and Health Reinsurance Division of ReliaStar Life assumes and cedes reinsurance on certain life and health risks as its primary business. Premium amounts received for prospective reinsurance that meet conditions for reinsurance accounting are recorded as unearned premium revenue and are amortized into earned premium revenue ratably over the remaining reinsurance contract period. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The amount of the allowance for uncollectible reinsurance receivables was immaterial at December 31, 1998 and 1997. The Company evaluates the financial condition of its reinsurers and monitors concentrations of

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

NOTE 10. REINSURANCE (CONTINUED)

credit risk to minimize its exposure to significant losses from reinsurer insolvencies. The Company's retention limit is $500,000 per life for individual coverage and, to the extent that ReliaStar Life reinsures life policies written by Northern and RLNY, the limit is $400,000 per life. For group coverage and reinsurance assumed, the retention is $500,000 per life with per occurrence limitations, subject to certain maximums. As of December 31, 1998, $44.0 billion of life insurance in force was ceded to other companies. The Company has assumed $48.2 billion of life insurance in force as of December 31, 1998 (including $42.6 billion of reinsurance assumed pertaining to Federal Employees' Group Life Insurance and Servicemans' Group Life Insurance). Also included in these amounts are $683.2 million of reinsurance ceded and $5.6 billion of reinsurance assumed by the Life and Health Reinsurance Division of ReliaStar Life.

     The effect of reinsurance on premiums and recoveries is as follows:

                                        YEAR ENDED DECEMBER 31
                                       -------------------------
                                           1998          1997
                                       -----------   -----------
                                             (IN MILLIONS)
   Direct Premiums .................   $   780.0      $  675.6
   Reinsurance Assumed .............       498.8         382.6
   Reinsurance Ceded ...............      (270.9)       (173.9)
                                       ---------      --------
    Net Premiums ...................   $ 1,007.9      $  884.3
                                       =========      ========
    Reinsurance Recoveries .........   $   218.7      $  114.4
                                       =========      ========

NOTE 11. LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS AND CLAIM ADJUSTMENT EXPENSE

     The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:


                                                 1998          1997
                                             -----------   -----------
                                                   (IN MILLIONS)
   Balance at January 1 ..................    $  387.0      $  383.3
   Less Reinsurance Recoverables .........       120.2         102.6
                                              --------      --------
   Net Balance at January 1 ..............       266.8         280.7
   Incurred Related to:
    Current Year .........................       204.4         178.6
    Prior Year ...........................         8.2          (3.0)
                                              --------      --------
   Total Incurred ........................       212.6         175.6
   Paid Related to:
    Current Year .........................        84.2         107.4
    Prior Year ...........................        95.8          82.1
                                              --------      --------
   Total Paid ............................       180.0         189.5
   Net Balance at December 31 ............       299.4         266.8
   Plus Reinsurance Recoverables .........       180.9         120.2
                                              --------      --------
    Balance at December 31 ...............    $  480.3      $  387.0
                                              ========      ========

     The liability for unpaid accident and health claims and claim adjustment expenses is included in Future Policy and Contract Benefits on the Consolidated Balance Sheets.

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

NOTE 12. COMMITMENTS AND CONTINGENCIES

     LITIGATION
     The Company is a defendant in a number of lawsuits arising out of the normal course of the business of the Company, some of which include claims for punitive damages. In the opinion of management, the ultimate resolution of such litigation will not result in any material adverse impact to the financial position of the Company.

     JOINT GROUP LIFE AND ANNUITY CONTRACTS
     ReliaStar Life has issued certain participating group annuity and group life insurance contracts jointly with another insurance company. ReliaStar Life has entered into an arrangement with this insurer whereby ReliaStar Life will gradually transfer these liabilities (approximately $192.0 million at December 31, 1998) to the other insurer over a ten-year period which commenced in 1993. The terms of the arrangement specify the interest rate on the liabilities and provide for a transfer of assets and liabilities scheduled in a manner consistent with the expected cash flows of the assets allocated to support the liabilities. A contingent liability exists with respect to the joint obligor's portion of the contractual liabilities attributable to contributions received prior to July 1, 1993 ($626.9 million) in the event the joint obligor is unable to meet its obligations.

     FINANCIAL INSTRUMENTS
     The Company is a party to financial instruments with on and off-balance-sheet risk in the normal course of business to reduce its exposure to fluctuations in interest rates. These financial instruments include commitments to extend credit, financial guarantees, futures contracts, interest rate swaps, interest rate caps and equity-indexed call options. Those instruments involve, to varying degrees, elements of credit, interest rate or liquidity risk in excess of the amount recognized in the Consolidated Balance Sheets.

     The Company's exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and financial guarantees written is represented by the contractual amount of those instruments. The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments. For interest rate swap and interest rate cap transactions, the contract or notional amounts do not represent exposure to credit loss. For swaps and caps, the Company's exposure to credit loss is limited to those swaps and caps where the Company has an unrealized gain. The Company has no remaining futures contracts as of December 31, 1998.

     Unless otherwise noted, the Company does not require collateral or other security to support financial instruments with credit risk.



                                                                                DECEMBER 31
                                                                         -------------------------
                                                                             1998          1997
                                                                         -----------   -----------
                                                                               (IN MILLIONS)
   Contract or Notional Amount .......................................
   Financial Instruments Whose Contract Amounts Represent Credit Risk
    Commitments to Extend Credit .....................................    $  101.0      $  156.3
    Financial Guarantees .............................................        28.8          40.0
   Financial Instruments Whose Notional or Contract Amounts Exceed the
    Amount of Credit Risk ............................................
    Interest Rate Swap Agreements ....................................       897.5       1,162.5
    Interest Rate Cap Agreements .....................................       510.0         510.0
    Equity-Indexed Call Options ......................................        28.7           2.0

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

NOTE 12. COMMITMENTS AND CONTINGENCIES (CONTINUED)

     COMMITMENTS TO EXTEND CREDIT -- Commitments to extend credit are legally binding agreements to lend to a customer. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. They generally may be terminated by the Company in the event of deterioration in the financial condition of the borrower. Since some of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future liquidity requirements. The Company evaluates each customer's creditworthiness on a case-by-case basis.

     FINANCIAL GUARANTEES -- Financial guarantees are conditional commitments issued by the Company guaranteeing the performance of the borrower to a third party. Those guarantees are primarily issued to support public and private commercial mortgage borrowing arrangements. The credit risk involved is essentially the same as that involved in issuing commercial mortgage loans.

     ReliaStar Life is a partner in six real estate joint ventures where it has guaranteed the repayment of loans of the partnership. As of December 31, 1998, ReliaStar Life had guaranteed repayment of $28.8 million ($40.0 million at December 31, 1997) of such loans including the portion allocable to the PFA. If any payment were made under these guarantees, ReliaStar Life would be allowed to make a claim for repayment from the joint venture, foreclose on the assets of the joint venture including its real estate investment and, in certain instances, make a claim against the joint venture's general partner.

     For certain of these partnerships, ReliaStar Life has made capital contributions from time to time to provide the partnerships with sufficient cash to meet its obligations, including operating expenses, tenant improvements and debt service. Capital contributions during 1998 and 1997 were insignificant. Further capital contributions are likely to be required in future periods for certain of the joint ventures with the guarantees. The Company cannot predict the amount of such future contributions.

     INTEREST RATE SWAP AGREEMENTS -- The Company enters into interest rate swap agreements to manage interest rate exposure. The primary reason for the interest rate swap agreements is to extend the duration of adjustable rate investments. Interest rate swap transactions generally involve the exchange of fixed and floating rate interest payment obligations without the exchange of the underlying principal amounts. Changes in market interest rates impact income from adjustable rate investments and have an opposite (and approximately offsetting) effect on the reported income from the swap portfolio. The risks under interest rate swap agreements are generally similar to those of futures contracts. Notional principal amounts are often used to express the volume of these transactions but do not represent the much smaller amounts potentially subject to credit risk. The amount subject to credit risk is approximately equal to the unrealized gain on the agreements which was $27.3 million at December 31, 1998.

     INTEREST RATE CAP AGREEMENTS -- The Company has entered into interest rate cap agreements as a hedge against the effects of rising interest rates on the invested assets supporting a portfolio of single premium deferred annuity contracts. Notional principal amounts are often used to express the volume of these transactions but do not represent the much smaller amounts potentially subject to credit risk. The amount subject to credit risk is approximately equal to the unrealized gain on the agreements which was less than $.1 million at December 31, 1998.

     EQUITY-INDEXED CALL OPTIONS -- The Company holds certain call options indexed to the performance of the S&P 500 Index as part of its asset/liability management strategy for its equity-indexed annuity products. The Company held 25 call options with a notional amount of $28.7 million and an estimated fair value of $9.8 million as of December 31, 1998.

     FUTURES CONTRACTS -- Futures contracts are contracts for delayed delivery of securities or money market instruments in which the seller agrees to make delivery at a specified future date of a specified instrument, at a specified price or yield. These contracts are entered into to manage interest rate risk as part of the Company's asset and liability management. Risks arise from the movements in securities values and interest rates.

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

NOTE 12. COMMITMENTS AND CONTINGENCIES (CONTINUED)

     During 1997, the Company closed out of all of its futures contracts and immediately entered into zero coupon interest rate swaps with similar maturities. The remaining deferred gain on the closed futures contracts of approximately $20 million is being amortized into income over the life of the liabilities whose cash flows they supported.

     LEASES
     The Company has operating leases for office space and certain computer processing and other equipment. Rental expense for these items was $15.3 million and $16.0 million for 1998 and 1997, respectively.

     Future minimum aggregate rental commitments at December 31, 1998 for operating leases were as follows:

                 (IN MILLIONS)
------------------------------------------------
  1999 -- $8.0                    2002 -- $ 4.0
  2000 -- $7.0                    2003 -- $ 2.8
  2001 -- $5.5     2004 and thereafter -- $10.7

NOTE 13.  DISCONTINUED OPERATIONS AND OTHER

     In December 1998, the Company completed the sale of its mortgage banking subsidiary, ReliaStar Mortgage Corporation (RMC), for approximately $19 million in cash. The results of RMC are presented as discontinued operations in the Consolidated Statements of Income.

     Revenues and income from operations prior to the date RMC was first presented as discontinued operations, and the loss on disposal were as follows:



                                       YEAR ENDED DECEMBER 31
                                       -----------------------
                                          1998         1997
                                       ----------   ----------
                                            (IN MILLIONS)
   Revenues ........................    $  18.9      $  32.7
   Income from Operations(1) .......         .1          3.2
   Loss on Disposal(2) .............       (7.3)          --

------------------

(1)  Net of tax expense of $1.8 million 1997.

(2) Includes a $2.8 million pretax loss from operations during the phase-out period and is net of a tax benefit of $4.3 million.

     During December 1998, the Company approved a plan to consolidate its five individual life insurance and annuity service center operations into one new center. This consolidation is expected to be substantially complete by the end of the year 2000 and anticipates the termination of approximately 700 positions at the Company's current service center operations. The transitioning of operations to the new center is scheduled to begin during 1999. Estimated costs related to this plan of approximately $24.8 million (pre-tax) were recorded and are primarily related to employee-related termination costs and non-cancelable lease contracts costs associated with vacated facilities.


     During 1997, the Company approved a plan to eliminate redundancies and create operational efficiencies through consolidation of certain financial, underwriting and claims functions. The plan was substantially completed by December 31, 1998. The remaining costs accrued as of December 31, 1998 ($3.6 million) are primarily related to remaining unpaid severance benefits and non-cancelable lease contracts costs associated with vacated facilities and are considered adequate for all remaining obligations. Certain initial accrual estimates related to non-cancelable lease contracts were in excess of actual costs. The reversal of the excess accrued costs during 1998 increased net income by approximately $1 million.

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

NOTE 14.  FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following disclosures are made in accordance with the requirements of SFAS No. 107, "Disclosures about Fair Value of Financial Instruments." SFAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

     SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

     The fair value estimates presented herein are based on pertinent information available to management as of December 31, 1998 and 1997. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since that date; therefore, current estimates of fair value may differ significantly from the amounts presented herein.

     The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

     FIXED MATURITY SECURITIES -- The estimated fair value disclosures for debt securities satisfy the fair value disclosure requirements of SFAS No. 107 (see
Note 4).

     EQUITY SECURITIES -- Fair value equals carrying value as these securities are carried at quoted market value.

     MORTGAGE LOANS ON REAL ESTATE -- The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

     CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS -- The carrying amounts for these assets approximate the assets' fair values.

     OTHER FINANCIAL INSTRUMENTS REPORTED AS ASSETS -- The carrying amounts for these financial instruments (primarily premiums and other accounts receivable and accrued investment income) approximate those assets' fair values.

     INVESTMENT CONTRACT LIABILITIES -- The fair value for deferred annuities was estimated to be the amount payable on demand at the reporting date, as those investment contracts have no defined maturity and are similar to a deposit liability. The amount payable at the reporting date was calculated as the account balance less applicable surrender charges.

     The fair value for GICs was estimated using discounted cash flow analyses. The discount rate used was based upon current industry offering rates on GICs of similar durations.

     The fair values for supplementary contracts without life contingencies and immediate annuities were estimated using discounted cash flow analyses. The discount rate was based upon treasury rates plus a pricing margin.

     The carrying amounts reported for other investment contracts, which includes participating pension contracts and retirement plan deposits, approximate those liabilities' fair value.

     CLAIM AND OTHER DEPOSIT FUNDS -- The carrying amounts for claim and other deposit funds approximate the liabilities' fair value.

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

 NOTE 14.  FAIR VALUE OF FINANCIAL INSTRUMENTS  (CONTINUED)


     NOTES AND MORTGAGES PAYABLE -- For debt obligations, discounted cash flow analyses were used. The discount rate was based upon the Company's estimated current incremental borrowing rates.

     OTHER FINANCIAL INSTRUMENTS REPORTED AS LIABILITIES -- The carrying amounts for other financial instruments (primarily normal payables of a short-term nature) approximate those liabilities' fair values.

     FINANCIAL GUARANTEES -- The fair values for financial guarantees were estimated using discounted cash flow analyses based upon the expected future net amounts to be expended. The estimated net amounts to be expended were determined based on projected cash flows and a valuation of the underlying collateral.

     The carrying amounts and estimated fair values of the Company's financial instruments as of December 31, 1998 and 1997 are as follows:

                                                                      1998                            1997
                                                       --------------------------------  --------------------------------
                                                           CARRYING          FAIR           CARRYING           FAIR
                                                            AMOUNT           VALUE           AMOUNT            VALUE
                                                       ---------------  ---------------  ---------------  ---------------
                                                                                      (IN MILLIONS)
Financial Instruments Recorded as Assets
 Fixed Maturity Securities .........................   $      11,609.9  $      11,609.9  $      11,146.7  $      11,146.7
 Equity Securities .................................              49.1             49.1             23.0             23.0
 Mortgage Loans on Real Estate
  Commercial .......................................           1,726.8          1,841.8          1,594.9          1,679.1
  Residential and Other ............................             428.0            436.7            675.8            687.3
 Policy Loans ......................................             702.3            702.3            663.3            663.3
 Cash and Short-Term Investments ...................             113.5            113.5            153.8            153.8
 Other Financial Instruments Recorded as Assets ....             460.4            460.4            704.3            704.3
Financial Instruments Recorded as Liabilities
 Investment Contracts
   Deferred Annuities ..............................          (7,784.5)        (7,366.3)        (7,753.1)        (7,321.6)
   GICs ............................................             (70.3)           (98.2)           (62.5)           (90.0)
   Supplementary Contracts and Immediate
    Annuities ......................................            (414.8)          (416.5)          (337.1)          (330.5)
   Other Investment Contracts ......................            (396.4)          (396.4)          (454.9)          (454.9)
 Claim and Other Deposit Funds .....................            (154.4)          (154.4)          (148.1)          (148.1)
 Notes and Mortgages Payable .......................              (7.6)            (8.1)          (251.9)          (252.4)
 Other Financial Instruments Recorded as Liabilities            (411.8)          (411.8)          (285.4)          (285.4)
Off-Balance Sheet Financial Instruments
 Financial Guarantees ..............................                --             (2.1)              --             (3.5)

     Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's holdings of a particular financial instrument. Because no market exists for a significant portion of the Company's financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

     Fair value estimates are based on existing on and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

                                  APPENDIX A



                               THE FIXED ACCOUNT

     The Fixed Account consists of all of our assets other than those in our separate accounts. We have complete ownership and control of all of the assets of the Fixed Account.

     Because of exemptions and exclusions contained in the Securities Act of 1933 and the Investment Company Act of 1940, the Fixed Account has not been registered under these acts. Neither the Fixed Account nor any interest in it is subject to the provisions of these acts and as a result the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. However, disclosures relating to the Fixed Account are subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     We guarantee both principal and interest on amounts credited to the Fixed Account. We credit interest at an effective annual rate of at least 3%, independent of the investment experience of the Fixed Account. From time to time, we may guarantee interest at a rate higher than 3%.

     ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 3% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCOUNT MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR A GIVEN YEAR.

     We do not use a specific formula for determining excess interest credits. However, we consider the following:

     o    General economic trends,

     o    Rates of return currently available on our investments,

     o Rates of return anticipated in our investments, regulatory and tax factors, and

     o    Competitive factors.

     We are not aware of any statutory limitations to the maximum amount of interest we may credit and our Board of Directors has not set any limitations.

     The Fixed Accumulation Value of the Policy is the sum of the Net Premiums credited to the Fixed Account. It is increased by transfers and Loan Amounts from the Variable Account, and interest credits. It is decreased by Monthly Deductions and partial withdrawals taken from the Fixed Account and transfers to the Variable Account. The Fixed Accumulation Value will be calculated at least monthly on the monthly anniversary date.

     You may transfer all or part of your Fixed Accumulation Value to the Sub-Accounts of the Variable Account, subject to the following transfer limitations:

     o The request to transfer must be postmarked no more than 30 days before the Policy Anniversary and no later than 30 days after the Policy Anniversary. Only one transfer is allowed during this period.

     o The Fixed Accumulation Value after the transfer must be at least equal to the Loan Amount.

     o No more than 50% of the Fixed Accumulation Value (minus any Loan Amount) may be transferred unless the balance, after the transfer, would be less than $1,000. If the balance would be less than $1,000, the full Fixed Accumulation Value (minus any Loan Amount) may be transferred.

     o    You must transfer at least:

          -- $500, or

          -- the total Fixed Accumulation Value (minus any Loan Amount) if less than $500.

     We make the Monthly Deduction from your Fixed Accumulation Value in proportion to the total Accumulation Value of the Policy.

     The Surrender Charge described in the Prospectus applies to the total Accumulation Value, which includes the Fixed Accumulation Value. If the Owner surrenders the Policy for its Cash Surrender Value, the Fixed Accumulation Value will be reduced by any applicable Surrender Charge, any Loan Amount and unpaid Monthly Deductions applicable to the Fixed Account.

                                  APPENDIX B



                       CALCULATION OF ACCUMULATION VALUE

     The Accumulation Value of the Policy is equal to the sum of the Variable Accumulation Value plus the Fixed Accumulation Value.


VARIABLE ACCUMULATION VALUE

     The Variable Accumulation Value is the total of your values in each Sub-Account. The value for each Sub-Account is equal to:

1 multiplied by 2, where:

1
Is your current number of Accumulation Units (described below).

2
Is the current Unit Value (described below).

  The Variable Accumulation Value will vary from Valuation Date to Valuation Date (described below) reflecting changes in 1 and 2 above.

     ACCUMULATION UNITS. When transactions are made which affect the Variable Accumulation Value, dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is found by dividing the dollar amount of the transaction by the current Unit Value.

     The number of Accumulation Units for a Sub-Account increases when:

     o    Net Premiums are credited to that Sub-Account; or

     o Transfers from the Fixed Account or other Sub-Accounts are credited to that Sub-Account.

     The number of Accumulation Units for a Sub-Account decreases when:

     o    You take out a Policy loan from that Sub-Account;

     o    You take a partial withdrawal from that Sub-Account;

     o    We take a portion of the Monthly Deduction from that Sub-Account; or

     o Transfers are made from that Sub-Account to the Fixed Account or other Sub-Accounts.

     UNIT VALUE. The Unit Value for a Sub-Account on any Valuation Date is equal to the previous Unit Value times the Net Investment Factor for that Sub-Account (described below) for the Valuation Period (described below) ending on that Valuation Date. The Unit Value was initially set at $10 when the Sub-Account first purchased Fund shares.

     NET INVESTMENT FACTOR. The Net Investment Factor is a number that reflects charges to the Policy and the investment performance during a Valuation Period of the Fund in which a Sub-Account is invested. If the Net Investment Factor is greater than one, the Unit Value is increased. If the Net Investment Factor is less than one, the Unit Value is decreased. The Net Investment Factor for a Sub-Account is determined by dividing 1 by 2.

(1 divided by 2), where:

1
Is the result of:

     o The net asset value per share of the Fund shares in which the Sub-Account invests, determined at the end of the current Valuation Period;

     o Plus the per share amount of any dividend or capital gain distributions made on the Fund shares in which the Sub-Account invests during the current Valuation Period;

     o Plus or minus a per share charge or credit for any taxes reserved which we determine has resulted from the investment operations of the Sub-Account and to be applicable to the Policy.

2
Is the result of:

     o The net asset value per share of the Fund shares held in the Sub-Account, determined at the end of the last prior Valuation Period;

     o Plus or minus a per share charge or credit for any taxes reserved for during the last prior Valuation Period which we determine resulted from the investment operations of the Sub-Account and was applicable to the Policy.

     VALUATION DATE; VALUATION PERIOD. A Valuation Date is each day the New York Stock Exchange is open for trading. A Valuation Period is the period between two successive Valuation Dates, commencing at the close of business of a Valuation Date and ending at the close of business on the next Valuation Date.

FIXED ACCUMULATION VALUE

     The Fixed Accumulation Value on the Policy Date is your Net Premium credited to the Fixed Account on that date minus the Monthly Deduction applicable to the Fixed Accumulation Value for the first Policy Month.

     After the Policy Date, the Fixed Accumulation Value is calculated as:

1 + 2 + 3 + 4 - 5 - 6, where:

1
Is the Fixed Accumulation Value on the preceding Monthly Anniversary, plus interest from the Monthly Anniversary to the date of the calculation.

2
Is the total of your Net Premiums credited to the Fixed Account since the preceding Monthly Anniversary, plus interest from the date premiums are credited to the date of the calculation.

3
Is the total of your transfers from the Variable Account to the Fixed Account since the preceding Monthly Anniversary, plus interest from the date of transfer to the date of the calculation.

4
Is the total of your Loan Amounts transferred from the Variable Account since the preceding Monthly Anniversary.

5
Is the total of your transfers to the Variable Account from the Fixed Account since the preceding Monthly Anniversary, plus interest from the date of transfer to the date of the calculation.

6
Is the total of your partial withdrawals from the Fixed Account since the preceding Monthly Anniversary, plus interest from the date of withdrawal to the date of the calculation.

     If the date of the calculation is a Monthly Anniversary, we also reduce the Fixed Accumulation Value by the applicable Monthly Deduction for the Policy Month following the Monthly Anniversary.

     The minimum interest rate applied in the calculation of the Fixed Accumulation Value is an effective annual rate of 3%. Interest in excess of the minimum rate may be applied in the calculation of your Fixed Accumulation Value in a manner which our Board of Directors determines.

                                  APPENDIX C



            ILLUSTRATION OF ACCUMULATION VALUES, SURRENDER CHARGES,
                   CASH SURRENDER VALUES, AND DEATH BENEFITS

     The following tables illustrate how the Accumulation Values, Cash Surrender Values, and Death Benefits of a Policy may change with the investment experience of the Variable Account. The tables show how the Accumulation Values, Cash Surrender Values, and Death Benefits of a Policy issued to a hypothetical Insured (who pays the given Planned Periodic Premiums annually) would vary over time if the investment return of the assets held in the Funds were a uniform, gross, after-tax, annual rate of 0 percent, 6 percent or 12 percent.

     The tables on pages D-3 through D-11 illustrate a Policy issued to a male Age 40, in a standard Rate Class and qualifying for nonsmoker rates. The Accumulation Values, Cash Surrender Values, and Death Benefits would be lower if the Insured was in a substandard Rate Class or did not qualify for the nonsmoker rates because the cost of insurance would be increased. The Accumulation Values, Cash Surrender Values and Death Benefits would be different from those shown if the gross annual investment returns averaged 0 percent, 6 percent, and 12 percent over a period of years, but fluctuated above and below those averages for individual Policy Years.


     Within the tables, the second and fifth columns illustrate the Accumulation Value of the Policy over the designated period. The Accumulation Value is the total amount that a Policy provides for investment at any time. The third and sixth columns illustrate the Cash Surrender Value of a Policy over the designated period. The Cash Surrender Value is equal to the Accumulation Value less any Surrender Charges, Loan Amount (assumed to be zero in these illustrations) and unpaid Monthly Deductions (also assumed to be zero). The fourth and seventh columns illustrate the Death Benefit of a Policy over the designated period. The second, third, and fourth columns assume that throughout the life of the Policy, the monthly charge for the cost of insurance, the Monthly Mortality and Expense Charge and the Monthly Administrative Charge are based upon the maximums (i.e., guaranteed) permitted in the policy. The maximum allowable cost of insurance rates are based on the 1980 Commissioners Standard Ordinary Mortality Tables for Nonsmokers and Smokers. The fifth, sixth, and seventh columns assume that the monthly charge for cost of insurance, the Monthly Mortality and Expense Charge, and the Monthly Administrative Charge are based on the current amounts expected to be charged. The Death Benefits also vary between tables depending upon whether the Level Amount Death Benefit Option (Tables at pages C-3 through C-5) or the Variable Amount Death Benefit Option (Tables at pages C-6 through C-8) or the Face Amount Plus Premium Amount Option (Tables at Pages C-9 through C-11) is illustrated.


     The amounts shown for the Accumulation Values, Cash Surrender Values, and Death Benefits reflect the fact that the net investment return of the Sub-Accounts of the Variable Account is lower than the gross, after-tax return on the assets held in the Funds as a result of the Funds' operating expenses. The values shown take into account the daily total operating expenses paid by the three Funds available through The Alger American Fund, the four portfolios of the Fidelity VIP, the three portfolios of the Fidelity VIP II, the four funds of the Janus Aspen Series, the three funds of the Neuberger Berman Advisors Management Trust, the five funds available through Northstar Galaxy Trust, the four funds of the OCC Accumulation Trust, and the three funds of Putnam Variable Trust, which together are assumed to be at an average annual rate of 0.77% for all years. This figure is derived based on a simple average of the Funds' 1998 operating expenses net of any limitations on such expenses paid by the Funds. Thus, the illustrated gross annual investment rates of return of 0 percent, 6 percent, and 12 percent correspond to approximate net annual rates of return of -0.77%, 5.23%, and 11.23%, respectively. Without such expense reimbursements, total expenses would be 0.88%. Hypothetical Accumulation Values, Cash Surrender Values and the Death Benefits may be lower without the expense reimbursement. Expense reimbursements are voluntary. While it is currently anticipated that expense reimbursements will continue past the current year, there is no assurance of ongoing reimbursements.

     The hypothetical values shown in the tables do not reflect any charges for Federal income taxes attributable to the Variable Account because we do not currently make any such charges. However, such charges may be made in the future and, in that event, the gross annual investment return would have to exceed 0 percent, 6 percent, or 12 percent by an amount sufficient to cover the tax charges in order to produce the Accumulation Values, Cash Surrender Values, and Death Benefits illustrated. (See section entitled "Federal Tax Matters" in the prospectus).

     The tables illustrate the Policy values that would result based upon the hypothetical rates of return if premiums are paid as indicated, if all Net Premiums are allocated to the Variable Account, and if no Policy loans have been made. The tables are also based on the assumptions that the Policy owner has not requested an increase or decrease in the Face Amount, that no partial withdrawals have been made, that no transfers have been made, and total operating expenses of the Funds continue as anticipated. Actual results will depend on the expenses and performance of the investment choice made by the owner.

     Upon request, we will provide a comparable illustration based upon the proposed Insured's Age, sex, underwriting classification, the Face Amount and Planned Periodic Premium schedule requested, and any available riders requested.

                       RELIASTAR LIFE INSURANCE COMPANY
                          FLEXIBLE PREMIUM TO AGE 100

                              MALE ISSUE AGE: 40
                                  NON-SMOKER
                           $1,200.00 ANNUAL PREMIUM
                             $100,000 FACE AMOUNT
                          LEVEL DEATH BENEFIT OPTION

                       ASSUMED HYPOTHETICAL GROSS ANNUAL
                         INVESTMENT RATE OF RETURN: 0%



                          GUARANTEED COSTS                                  CURRENT COSTS
           ----------------------------------------------   ---------------------------------------------
            ACCUMULATION     CASH SURRENDER       DEATH      ACCUMULATION     CASH SURRENDER      DEATH
 POLICY         VALUE             VALUE          BENEFIT         VALUE             VALUE         BENEFIT
  YEAR         (1) (2)           (1) (2)         (1) (2)        (1) (2)           (1) (2)        (1) (2)
--------   --------------   ----------------   ----------   --------------   ----------------   ---------
 1                482                 0          100,000*          645                 0         100,000*
 2                941                 0          100,000*        1,284                 0         100,000*
 3              1,377                 0          100,000*        1,916               366         100,000
 4              1,787               459          100,000         2,537             1,208         100,000
 5              2,171             1,064          100,000         3,134             2,027         100,000
 6              2,525             1,639          100,000         3,708             2,823         100,000
 7              2,848             2,184          100,000         4,258             3,594         100,000
 8              3,140             2,697          100,000         4,785             4,342         100,000
 9              3,397             3,176          100,000         5,285             5,063         100,000
10              3,618             3,618          100,000         5,755             5,755         100,000
11              4,063             4,063          100,000         6,459             6,459         100,000
12              4,461             4,461          100,000         7,121             7,121         100,000
13              4,804             4,804          100,000         7,734             7,734         100,000
14              5,086             5,086          100,000         8,296             8,296         100,000
15              5,301             5,301          100,000         8,810             8,810         100,000
20              5,143             5,143          100,000        10,554            10,554         100,000
AGE
70                  0                 0                0         7,189             7,189         100,000
**

--------------------------------------------------------------------------------
(1) Assumes a $1,200.00 premium (which exceeds the Annualized Minimum Monthly Premium) is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no policy loans or partial withdrawals have been made. Excessive loans or withdrawals may cause the policy to lapse because of insufficient Cash Surrender Value.
 * Based on (1) and (2) above, the Death Benefit Guarantee is in effect during the years shown. Therefore, the Policy remains in force even though the Cash Surrender Value is zero.
 ** Policy terminates prior to age 75.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RETURNS FOR THE FUNDS. THE ACCUMULATION VALUE, CASH SURRENDER VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN ABOVE IF THE ACTUAL INVESTMENT RESULTS APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR BY THE FUNDS THAT THESE HYPOTHETICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

                       RELIASTAR LIFE INSURANCE COMPANY
                          FLEXIBLE PREMIUM TO AGE 100

                              MALE ISSUE AGE: 40
                                  NON-SMOKER
                           $1,200.00 ANNUAL PREMIUM
                             $100,000 FACE AMOUNT
                          LEVEL DEATH BENEFIT OPTION

                       ASSUMED HYPOTHETICAL GROSS ANNUAL
                         INVESTMENT RATE OF RETURN: 6%



                          GUARANTEED COSTS                                  CURRENT COSTS
           ----------------------------------------------   ---------------------------------------------
            ACCUMULATION     CASH SURRENDER       DEATH      ACCUMULATION     CASH SURRENDER      DEATH
 POLICY         VALUE             VALUE          BENEFIT         VALUE             VALUE         BENEFIT
  YEAR         (1) (2)           (1) (2)         (1) (2)        (1) (2)           (1) (2)        (1) (2)
--------   --------------   ----------------   ----------   --------------   ----------------   ---------
 1                529                 0          100,000*          698                 0         100,000*
 2              1,066                 0          100,000*        1,430                 0         100,000*
 3              1,611                61          100,000         2,199               649         100,000
 4              2,160               832          100,000         3,001             1,673         100,000
 5              2,714             1,607          100,000         3,825             2,718         100,000
 6              3,269             2,383          100,000         4,673             3,788         100,000
 7              3,823             3,159          100,000         5,545             4,881         100,000
 8              4,376             3,933          100,000         6,442             5,999         100,000
 9              4,925             4,704          100,000         7,362             7,141         100,000
10              5,467             5,467          100,000         8,304             8,304         100,000
11              6,272             6,272          100,000         9,540             9,540         100,000
12              7,073             7,073          100,000        10,805            10,805         100,000
13              7,865             7,865          100,000        12,092            12,092         100,000
14              8,640             8,640          100,000        13,401            13,401         100,000
15              9,391             9,391          100,000        14,738            14,738         100,000
20             12,539            12,539          100,000        21,792            21,792         100,000
AGE
70              9,167             9,167          100,000        36,646            36,646         100,000
85                  0                 0                0        43,221            43,221         100,000
80                  0                 0                0        47,494            47,494         100,000
85                  0                 0                0        46,121            46,121         100,000
90                  0                 0                0        29,220            29,220         100,000
**

--------------------------------------------------------------------------------
(1) Assumes a $1,200.00 premium (which exceeds the Annualized Minimum Monthly Premium) is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no policy loans or partial withdrawals have been made. Excessive loans or withdrawals may cause the policy to lapse because of insufficient Cash Surrender Value.
 * Based on (1) and (2) above, the Death Benefit Guarantee is in effect during the years shown. Therefore, the Policy remains in force even though the Cash Surrender Value is zero.
 ** Policy terminates prior to age 95.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RETURNS FOR THE FUNDS. THE ACCUMULATION VALUE, CASH SURRENDER VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN ABOVE IF THE ACTUAL INVESTMENT RESULTS APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR BY THE FUNDS THAT THESE HYPOTHETICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

                       RELIASTAR LIFE INSURANCE COMPANY
                          FLEXIBLE PREMIUM TO AGE 100

                              MALE ISSUE AGE: 40
                                  NON-SMOKER
                           $1,200.00 ANNUAL PREMIUM
                             $100,000 FACE AMOUNT
                          LEVEL DEATH BENEFIT OPTION

                       ASSUMED HYPOTHETICAL GROSS ANNUAL
                        INVESTMENT RATE OF RETURN: 12%



                           GUARANTEED COSTS                                      CURRENT COSTS
           -------------------------------------------------   -------------------------------------------------
            ACCUMULATION     CASH SURRENDER        DEATH        ACCUMULATION     CASH SURRENDER        DEATH
 POLICY         VALUE             VALUE           BENEFIT           VALUE             VALUE           BENEFIT
  YEAR         (1) (2)           (1) (2)          (1) (2)          (1) (2)           (1) (2)          (1) (2)
--------   --------------   ----------------   -------------   --------------   ----------------   -------------
     1              577                 0          100,000*             750                 0          100,000*
     2            1,198                 0          100,000*           1,583                 0          100,000*
     3            1,867               317          100,000            2,507               958          100,000
     4            2,586             1,258          100,000            3,528             2,199          100,000
     5            3,361             2,254          100,000            4,641             3,534          100,000
     6            4,193             3,308          100,000            5,860             4,975          100,000
     7            5,088             4,424          100,000            7,194             6,530          100,000
     8            6,052             5,609          100,000            8,656             8,213          100,000
     9            7,090             6,868          100,000           10,257            10,036          100,000
    10            8,207             8,207          100,000           12,011            12,011          100,000
    11            9,692             9,692          100,000           14,215            14,215          100,000
    12           11,299            11,299          100,000           16,630            16,630          100,000
    13           13,034            13,034          100,000           19,275            19,275          100,000
    14           14,909            14,909          100,000           22,174            22,174          100,000
    15           16,934            16,934          100,000           25,363            25,363          100,000
    20           29,894            29,894          100,000           46,968            46,968          100,000
   AGE
    70           83,093            83,093          100,000          144,355           144,355          167,453
    85          140,742           140,742          150,594          245,163           245,163          262,325
    80          235,032           235,032          246,784          413,007           413,007          433,658
    85          383,594           383,594          402,774          686,804           686,804          721,144
    90          610,886           610,886          641,431        1,127,652         1,127,652        1,184,035
    95          977,376           977,376          987,150        1,856,239         1,856,239        1,874,802
   100        1,621,719         1,621,719        1,621,719        3,112,770         3,112,770        3,112,770

--------------------------------------------------------------------------------
(1) Assumes a $1,200.00 premium (which exceeds the Annualized Minimum Monthly Premium) is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no policy loans or partial withdrawals have been made. Excessive loans or withdrawals may cause the policy to lapse because of insufficient Cash Surrender Value.
 * Based on (1) and (2) above, the Death Benefit Guarantee is in effect during the years shown. Therefore, the Policy remains in force even though the Cash Surrender Value is zero.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RETURNS FOR THE FUNDS. THE ACCUMULATION VALUE, CASH SURRENDER VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN ABOVE IF THE ACTUAL INVESTMENT RESULTS APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR BY THE FUNDS THAT THESE HYPOTHETICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

                       RELIASTAR LIFE INSURANCE COMPANY
                          FLEXIBLE PREMIUM TO AGE 100

                              MALE ISSUE AGE: 40
                                  NON-SMOKER
                           $1,200.00 ANNUAL PREMIUM
                             $100,000 FACE AMOUNT
                         VARIABLE DEATH BENEFIT OPTION

                       ASSUMED HYPOTHETICAL GROSS ANNUAL
                         INVESTMENT RATE OF RETURN: 0%



                          GUARANTEED COSTS                                  CURRENT COSTS
           ----------------------------------------------   ---------------------------------------------
            ACCUMULATION     CASH SURRENDER       DEATH      ACCUMULATION     CASH SURRENDER      DEATH
 POLICY         VALUE             VALUE          BENEFIT         VALUE             VALUE         BENEFIT
  YEAR         (1) (2)           (1) (2)         (1) (2)        (1) (2)           (1) (2)        (1) (2)
--------   --------------   ----------------   ----------   --------------   ----------------   ---------
 1                480                 0          100,481*          644                 0         100,644*
 2                936                 0          100,937*        1,281                 0         101,281*
 3              1,367                 0          101,368*        1,910               360         101,911
 4              1,771               443          101,772         2,528             1,199         102,528
 5              2,147             1,040          102,148         3,120             2,013         103,120
 6              2,491             1,606          102,492         3,688             2,803         103,689
 7              2,803             2,139          102,803         4,231             3,566         104,231
 8              3,080             2,638          103,081         4,747             4,304         104,747
 9              3,322             3,100          103,322         5,235             5,013         105,235
10              3,524             3,524          103,524         5,690             5,690         105,691
11              3,949             3,949          103,949         6,376             6,376         106,377
12              4,321             4,321          104,321         7,016             7,016         107,016
13              4,634             4,634          104,634         7,600             7,600         107,601
14              4,881             4,881          104,881         8,128             8,128         108,128
15              5,055             5,055          105,056         8,602             8,602         108,602
20              4,620             4,620          104,621        10,029            10,029         110,029
AGE
70                  0                 0                0         5,349             5,349         105,349
**

--------------------------------------------------------------------------------
(1) Assumes a $1,200.00 premium (which exceeds the Annualized Minimum Monthly Premium) is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no policy loans or partial withdrawals have been made. Excessive loans or withdrawals may cause the policy to lapse because of insufficient Cash Surrender Value.
 * Based on(1) and(2) above, the Death Benefit Guarantee is in effect during the years shown. Therefore, the Policy remains in force even though the Cash Surrender Value is zero.
 ** Policy terminates prior to age 75.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RETURNS FOR THE FUNDS. THE ACCUMULATION VALUE, CASH SURRENDER VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN ABOVE IF THE ACTUAL INVESTMENT RESULTS APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR BY THE FUNDS THAT THESE HYPOTHETICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

                       RELIASTAR LIFE INSURANCE COMPANY
                          FLEXIBLE PREMIUM TO AGE 100

                              MALE ISSUE AGE: 40
                                  NON-SMOKER
                           $1,200.00 ANNUAL PREMIUM
                             $100,000 FACE AMOUNT
                         VARIABLE DEATH BENEFIT OPTION

                       ASSUMED HYPOTHETICAL GROSS ANNUAL
                         INVESTMENT RATE OF RETURN: 6%



                          GUARANTEED COSTS                                  CURRENT COSTS
           ----------------------------------------------   ---------------------------------------------
            ACCUMULATION     CASH SURRENDER       DEATH      ACCUMULATION     CASH SURRENDER      DEATH
 POLICY         VALUE             VALUE          BENEFIT         VALUE             VALUE         BENEFIT
  YEAR         (1) (2)           (1) (2)         (1) (2)        (1) (2)           (1) (2)        (1) (2)
--------   --------------   ----------------   ----------   --------------   ----------------   ---------
 1                527                 0         100,528*           696                 0         100,697*
 2              1,061                 0         101,061*         1,427                 0         101,427*
 3              1,599                49         101,600          2,192               643         102,193
 4              2,141               812         102,141          2,990             1,662         102,991
 5              2,684             1,577         102,684          3,808             2,701         103,808
 6              3,224             2,339         103,225          4,647             3,762         104,648
 7              3,761             3,097         103,761          5,507             4,843         105,508
 8              4,292             3,849         104,292          6,389             5,946         106,389
 9              4,813             4,592         104,814          7,289             7,068         107,290
10              5,322             5,322         105,322          8,206             8,206         108,206
11              6,086             6,086         106,087          9,410             9,410         109,411
12              6,837             6,838         106,838         10,633            10,633         110,634
13              7,567             7,567         107,568         11,866            11,866         111,867
14              8,267             8,267         108,268         13,107            13,107         113,108
15              8,928             8,928         108,929         14,360            14,360         114,360
20             11,301            11,301         111,301         20,631            20,631         120,632
AGE
70              3,688             3,688         103,689         29,501            29,501         129,502
75                  0                 0         100,000         27,778            27,778         127,779
80                  0                 0         100,000         16,377            16,377         116,378
**

--------------------------------------------------------------------------------
(1) Assumes a $1,200.00 premium (which exceeds the Annualized Minimum Monthly Premium) is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no policy loans or partial withdrawals have been made. Excessive loans or withdrawals may cause the policy to lapse because of insufficient Cash Surrender Value.
 * Based on (1) and (2) above, the Death Benefit Guarantee is in effect during the years shown. Therefore, the Policy remains in force even though the Cash Surrender Value is zero.
 ** Policy terminates prior to age 85.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RETURNS FOR THE FUNDS. THE ACCUMULATION VALUE, CASH SURRENDER VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN ABOVE IF THE ACTUAL INVESTMENT RESULTS APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR BY THE FUNDS THAT THESE HYPOTHETICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

                       RELIASTAR LIFE INSURANCE COMPANY
                          FLEXIBLE PREMIUM TO AGE 100

                              MALE ISSUE AGE: 40
                                  NON-SMOKER
                           $1,200.00 ANNUAL PREMIUM
                             $100,000 FACE AMOUNT
                         VARIABLE DEATH BENEFIT OPTION

                       ASSUMED HYPOTHETICAL GROSS ANNUAL
                        INVESTMENT RATE OF RETURN: 12%



                          GUARANTEED COSTS                                    CURRENT COSTS
           ----------------------------------------------   -------------------------------------------------
            ACCUMULATION     CASH SURRENDER       DEATH      ACCUMULATION     CASH SURRENDER        DEATH
 POLICY         VALUE             VALUE          BENEFIT         VALUE             VALUE           BENEFIT
  YEAR         (1) (2)           (1) (2)         (1) (2)        (1) (2)           (1) (2)          (1) (2)
--------   --------------   ----------------   ----------   --------------   ----------------   -------------
     1            575                 0          100,575*            749                 0          100,750*
     2          1,192                 0          101,192*          1,580                 0          101,580*
     3          1,853               303          101,854           2,500               950          102,501
     4          2,563             1,234          102,563           3,515             2,187          103,515
     5          3,323             2,216          103,324           4,620             3,513          104,620
     6          4,135             3,250          104,136           5,827             4,941          105,827
     7          5,004             4,339          105,004           7,143             6,479          107,144
     8          5,932             5,489          105,933           8,581             8,139          108,582
     9          6,924             6,703          106,925          10,151             9,930          110,152
    10          7,983             7,983          107,984          11,863            11,863          111,863
    11          9,393             9,393          109,394          14,010            14,010          114,011
    12         10,903            10,903          110,903          16,349            16,349          116,350
    13         12,514            12,514          112,515          18,892            18,892          118,892
    14         14,230            14,230          114,231          21,656            21,656          121,656
    15         16,054            16,054          116,055          24,669            24,669          124,669
    20         26,930            26,930          126,930          44,329            44,329          144,330
   AGE
    70         56,545            56,545          156,546         120,643           120,643          220,643
    75         70,696            70,696          170,697         191,093           191,093          291,093
    80         73,909            73,909          173,909         298,465           298,465          398,465
    85         48,664            48,664          148,665         462,227           462,227          562,228
    90              0                 0                0         713,328           713,328          813,328
    95              0                 0                0       1,103,508         1,103,508        1,203,509
   100              0                 0                0       1,722,279         1,722,279        1,822,279

--------------------------------------------------------------------------------
(1) Assumes a $1,200.00 premium (which exceeds the Annualized Minimum Monthly Premium) is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no policy loans or partial withdrawals have been made. Excessive loans or withdrawals may cause the policy to lapse because of insufficient Cash Surrender Value.
 * Based on (1) and (2) above, the Death Benefit Guarantee is in effect during the years shown. Therefore, the Policy remains in force even though the Cash Surrender Value is zero.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RETURNS FOR THE FUNDS. THE ACCUMULATION VALUE, CASH SURRENDER VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN ABOVE IF THE ACTUAL INVESTMENT RESULTS APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR BY THE FUNDS THAT THESE HYPOTHETICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

                       RELIASTAR LIFE INSURANCE COMPANY
                          FLEXIBLE PREMIUM TO AGE 100

                              MALE ISSUE AGE: 40
                                  NON-SMOKER
                           $1,200.00 ANNUAL PREMIUM
                             $100,000 FACE AMOUNT
                 FACE AMOUNT PLUS PREMIUM DEATH BENEFIT OPTION

                       ASSUMED HYPOTHETICAL GROSS ANNUAL
                         INVESTMENT RATE OF RETURN: 0%



                          GUARANTEED COSTS                                  CURRENT COSTS
           ----------------------------------------------   ---------------------------------------------
            ACCUMULATION     CASH SURRENDER       DEATH      ACCUMULATION     CASH SURRENDER      DEATH
 POLICY         VALUE             VALUE          BENEFIT         VALUE             VALUE         BENEFIT
  YEAR         (1) (2)           (1) (2)         (1) (2)        (1) (2)           (1) (2)        (1) (2)
--------   --------------   ----------------   ----------   --------------   ----------------   ---------
 1                479                 0          101,200*          644                 0         101,200*
 2                933                 0          102,400*        1,279                 0         102,400*
 3              1,358                 0          103,600*        1,907               357         103,600
 4              1,755               426          104,800         2,522             1,194         104,800
 5              2,120             1,013          106,000         3,111             2,004         106,000
 6              2,450             1,564          107,200         3,674             2,789         107,200
 7              2,743             2,078          108,400         4,210             3,545         108,400
 8              2,997             2,554          109,600         4,717             4,274         109,600
 9              3,208             2,987          110,800         5,194             4,972         110,800
10              3,374             3,374          112,000         5,635             5,635         112,000
11              3,755             3,755          113,200         6,303             6,303         113,200
12              4,075             4,075          114,400         6,920             6,920         114,400
13              4,325             4,325          115,600         7,477             7,477         115,600
14              4,497             4,497          116,800         7,971             7,971         116,800
15              4,582             4,582          118,000         8,404             8,404         118,000
20              3,346             3,346          124,000         9,462             9,462         124,000
AGE
70                  0                 0                0         1,536             1,536         136,000
**

--------------------------------------------------------------------------------
(1) Assumes a $1,200.00 premium (which exceeds the Annualized Minimum Monthly Premium) is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no policy loans or partial withdrawals have been made. Excessive loans or withdrawals may cause the policy to lapse because of insufficient Cash Surrender Value.
 * Based on(1) and(2) above, the Death Benefit Guarantee is in effect during the years shown. Therefore, the Policy remains in force even though the Cash Surrender Value is zero.
 ** Policy terminates prior to age 75.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RETURNS FOR THE FUNDS. THE ACCUMULATION VALUE, CASH SURRENDER VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN ABOVE IF THE ACTUAL INVESTMENT RESULTS APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR BY THE FUNDS THAT THESE HYPOTHETICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

                       RELIASTAR LIFE INSURANCE COMPANY
                          FLEXIBLE PREMIUM TO AGE 100

                              MALE ISSUE AGE: 40
                                  NON-SMOKER
                           $1,200.00 ANNUAL PREMIUM
                             $100,000 FACE AMOUNT
                 FACE AMOUNT PLUS PREMIUM DEATH BENEFIT OPTION

                       ASSUMED HYPOTHETICAL GROSS ANNUAL
                         INVESTMENT RATE OF RETURN: 6%



                          GUARANTEED COSTS                                  CURRENT COSTS
           ----------------------------------------------   ---------------------------------------------
            ACCUMULATION     CASH SURRENDER       DEATH      ACCUMULATION     CASH SURRENDER      DEATH
 POLICY         VALUE             VALUE          BENEFIT         VALUE             VALUE         BENEFIT
  YEAR         (1) (2)           (1) (2)         (1) (2)        (1) (2)           (1) (2)        (1) (2)
--------   --------------   ----------------   ----------   --------------   ----------------   ---------
 1                526                 0          101,200*          696                 0         101,200*
 2              1,057                 0          102,400*        1,426                 0         102,400*
 3              1,590                41          103,600         2,190               640         103,600
 4              2,125               796          104,800         2,985             1,657         104,800
 5              2,657             1,550          106,000         3,799             2,692         106,000
 6              3,183             2,298          107,200         4,635             3,749         107,200
 7              3,702             3,037          108,400         5,489             4,825         108,400
 8              4,209             3,766          109,600         6,363             5,920         109,600
 9              4,701             4,479          110,800         7,255             7,033         110,800
10              5,173             5,173          112,000         8,160             8,160         112,000
11              5,893             5,893          113,200         9,351             9,351         113,200
12              6,592             6,592          114,400        10,558            10,558         114,400
13              7,260             7,260          115,600        11,773            11,773         115,600
14              7,886             7,886          116,800        12,993            12,993         116,800
15              8,459             8,459          118,000        14,222            14,222         118,000
20             10,062            10,062          124,000        20,321            20,321         124,000
AGE
70                  0                 0                0        28,128            28,128         136,000
75                  0                 0                0        24,121            24,121         142,000
80                  0                 0                0         4,515             4,515         148,000
**

--------------------------------------------------------------------------------
(1) Assumes a $1,200.00 premium (which exceeds the Annualized Minimum Monthly Premium) is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no policy loans or partial withdrawals have been made. Excessive loans or withdrawals may cause the policy to lapse because of insufficient Cash Surrender Value.
 * Based on (1) and (2) above, the Death Benefit Guarantee is in effect during the years shown. Therefore, the Policy remains in force even though the Cash Surrender Value is zero.
 ** Policy terminates prior to age 85.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RETURNS FOR THE FUNDS. THE ACCUMULATION VALUE, CASH SURRENDER VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN ABOVE IF THE ACTUAL INVESTMENT RESULTS APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR BY THE FUNDS THAT THESE HYPOTHETICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

                       RELIASTAR LIFE INSURANCE COMPANY
                          FLEXIBLE PREMIUM TO AGE 100

                              MALE ISSUE AGE: 40
                                  NON-SMOKER
                           $1,200.00 ANNUAL PREMIUM
                             $100,000 FACE AMOUNT
                 FACE AMOUNT PLUS PREMIUM DEATH BENEFIT OPTION

                       ASSUMED HYPOTHETICAL GROSS ANNUAL
                        INVESTMENT RATE OF RETURN: 12%



                          GUARANTEED COSTS                                    CURRENT COSTS
           ----------------------------------------------   -------------------------------------------------
            ACCUMULATION     CASH SURRENDER       DEATH      ACCUMULATION     CASH SURRENDER        DEATH
 POLICY         VALUE             VALUE          BENEFIT         VALUE             VALUE           BENEFIT
  YEAR         (1) (2)           (1) (2)         (1) (2)        (1) (2)           (1) (2)          (1) (2)
--------   --------------   ----------------   ----------   --------------   ----------------   -------------
     1             574                 0        101,200*             749                 0          101,200*
     2           1,188                 0        102,400*           1,578                 0          102,400*
     3           1,845               295        103,600            2,497               948          103,600
     4           2,548             1,219        104,800            3,511             2,182          104,800
     5           3,298             2,191        106,000            4,613             3,506          106,000
     6           4,097             3,211        107,200            5,817             4,931          107,200
     7           4,948             4,284        108,400            7,129             6,465          108,400
     8           5,856             5,413        109,600            8,564             8,121          109,600
     9           6,822             6,600        110,800           10,129             9,908          110,800
    10           7,849             7,849        112,000           11,837            11,837          112,000
    11           9,223             9,223        113,200           13,983            13,983          113,200
    12          10,692            10,692        114,400           16,323            16,323          114,400
    13          12,258            12,258        115,600           18,872            18,872          115,600
    14          13,924            13,924        116,800           21,651            21,651          116,800
    15          15,694            15,694        118,000           24,692            24,692          118,000
    20          26,313            26,313        124,000           44,898            44,898          124,000
   AGE
    70          58,719            58,719        136,000          133,516           133,516          154,879
    75          83,559            83,559        142,000          227,290           227,290          243,200
    80         123,001           123,001        148,000          383,417           383,417          402,588
    85         201,350           201,350        211,418          638,107           638,107          670,013
    90         323,803           323,803        340,000        1,048,199         1,048,199        1,100,610
    95         521,211           521,211        526,424        1,725,953         1,725,953        1,743,213
   100         868,017           868,017        868,018        2,894,795         2,894,795        2,894,795

--------------------------------------------------------------------------------
(1) Assumes a $1,200.00 premium (which exceeds the Annualized Minimum Monthly Premium) is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no policy loans or partial withdrawals have been made. Excessive loans or withdrawals may cause the policy to lapse because of insufficient Cash Surrender Value.
 * Based on (1) and (2) above, the Death Benefit Guarantee is in effect during the years shown. Therefore, the Policy remains in force even though the Cash Surrender Value is zero.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RETURNS FOR THE FUNDS. THE ACCUMULATION VALUE, CASH SURRENDER VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN ABOVE IF THE ACTUAL INVESTMENT RESULTS APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR BY THE FUNDS THAT THESE HYPOTHETICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

                                  APPENDIX D



                           MAXIMUM SURRENDER CHARGES
                           PER $1,000 OF FACE AMOUNT



 ISSUE                                            ISSUE
  AGE*       MALE        FEMALE       UNISEX      AGE*        MALE         FEMALE        UNISEX
-------   ----------   ----------   ----------   ------   -----------   -----------   -----------
    0      $  5.35      $  5.30      $  5.34       43      $  24.39      $  22.02      $  23.90
    1         5.58         5.44         5.55       44         25.25         22.68         24.72
    2         5.81         5.58         5.76       45         26.00         23.39         25.60
    3         6.04         5.72         5.98       46         27.08         24.12         26.47
    4         6.27         5.86         6.19       47         28.06         24.89         27.40
    5         6.50         6.00         6.40       48         29.12         25.72         28.41
    6         6.73         6.14         6.61       49         30.25         26.61         29.49
    7         6.96         6.28         6.82       50         31.48         27.56         30.66
    8         7.19         6.42         7.04       51         32.80         28.57         31.91
    9         7.42         6.56         7.25       52         34.22         29.66         33.26
   10         7.65         6.70         7.46       53         35.75         30.81         34.70
   11         7.88         6.84         7.67       54         37.40         32.05         36.26
   12         8.11         6.98         7.88       55         38.75         33.37         37.90
   13         8.34         7.12         8.10       56         39.84         34.68         39.09
   14         8.57         7.26         8.31       57         40.92         36.08         40.28
   15         8.80         7.40         8.52       58         42.01         37.62         41.46
   16         9.17         7.71         8.88       59         43.09         39.28         42.65
   17         9.54         8.02         9.24       60         44.18         41.10         43.84
   18         9.91         8.33         9.59       61         45.26         43.08         45.03
   19        10.28         8.64         9.95       62         46.35         45.24         46.22
   20        10.65         8.95        10.31       63         47.43         47.30         47.40
   21        11.02         9.26        10.67       64         48.52         48.90         48.59
   22        11.39         9.57        11.03       65         49.60         50.50         49.78
   23        11.76         9.88        11.38       66         49.04         50.07         49.25
   24        12.13        10.19        11.74       67         48.48         49.64         48.71
   25        12.50        10.50        12.10       68         47.92         49.21         48.18
   26        13.15        11.05        12.73       69         47.36         48.78         47.64
   27        13.80        11.60        13.36       70         46.80         48.35         47.11
   28        14.45        12.15        13.99       71         46.24         47.92         46.58
   29        15.10        12.70        14.62       72         45.68         47.49         46.04
   30        15.75        13.25        15.25       73         45.12         47.06         45.51
   31        16.40        13.80        15.88       74         44.56         46.63         44.97
   32        17.05        14.35        16.51       75         44.00         46.20         44.44
   33        17.70        14.90        17.14       76         43.49         46.12         44.01
   34        18.35        15.45        17.77       77         42.97         46.05         43.59
   35        19.00        16.00        18.40       78         42.46         45.97         43.16
   36        19.70        16.85        19.13       79         41.94         45.89         42.73
   37        20.30        17.70        19.86       80         41.43         45.82         42.30
   38        20.87        18.55        20.54       81         40.91         45.74         41.88
   39        21.48        19.40        21.12       82         40.40         45.66         41.45
   40        22.14        20.25        21.75       83         39.88         45.58         41.02
   41        22.84        20.81        22.42       84         39.37         45.51         40.59
   42        23.59        21.40        23.14       85         38.85         45.43         40.16

------------------
* Based on the Insured's age on the Policy Date, or on the Effective Date of any increase in face amount, as appropriate.

                                  APPENDIX E



                            MONTHLY AMOUNT CHARGES
                          PER $1,000 OF FACE AMOUNT*



                      MALE                           FEMALE                          UNISEX
          -----------------------------   -----------------------------   ----------------------------
 ISSUE     FACE AMOUNT     FACE AMOUNT     FACE AMOUNT     FACE AMOUNT     FACE AMOUNT     FACE AMOUNT
 AGE**        BAND 1        BANDS 2-4         BAND 1        BANDS 2-4         BAND 1        BANDS 2-4
-------   -------------   -------------   -------------   -------------   -------------   ------------
    0       $  0.045        $  0.020        $  0.020        $  0.006        $  0.040        $  0.017
    1          0.050           0.020           0.025           0.006           0.045           0.017
    2          0.055           0.020           0.029           0.006           0.049           0.017
    3          0.060           0.020           0.033           0.006           0.054           0.017
    4          0.065           0.020           0.037           0.006           0.059           0.017
    5          0.070           0.020           0.041           0.006           0.064           0.017
    6          0.075           0.023           0.045           0.008           0.069           0.020
    7          0.080           0.026           0.050           0.009           0.074           0.022
    8          0.085           0.029           0.054           0.011           0.078           0.025
    9          0.090           0.032           0.058           0.012           0.083           0.028
   10          0.095           0.035           0.062           0.014           0.088           0.030
   11          0.100           0.038           0.066           0.015           0.093           0.033
   12          0.105           0.041           0.070           0.017           0.098           0.036
   13          0.110           0.044           0.075           0.018           0.103           0.038
   14          0.115           0.047           0.079           0.020           0.107           0.041
   15          0.120           0.050           0.083           0.021           0.112           0.044
   16          0.121           0.052           0.084           0.024           0.114           0.046
   17          0.123           0.054           0.085           0.027           0.115           0.049
   18          0.124           0.057           0.087           0.030           0.117           0.051
   19          0.126           0.059           0.088           0.034           0.118           0.054
   20          0.127           0.061           0.089           0.037           0.119           0.056
   21          0.129           0.064           0.090           0.040           0.121           0.059
   22          0.130           0.066           0.092           0.043           0.122           0.061
   23          0.132           0.068           0.093           0.046           0.124           0.064
   24          0.133           0.071           0.094           0.049           0.125           0.066
   25          0.135           0.073           0.095           0.052           0.127           0.069
   26          0.143           0.080           0.102           0.059           0.134           0.076
   27          0.151           0.088           0.108           0.065           0.142           0.083
   28          0.159           0.095           0.114           0.072           0.150           0.090
   29          0.167           0.102           0.120           0.078           0.157           0.097
   30          0.175           0.110           0.127           0.085           0.165           0.105
   31          0.183           0.117           0.133           0.092           0.173           0.112
   32          0.191           0.124           0.139           0.098           0.180           0.119
   33          0.199           0.132           0.145           0.105           0.188           0.126
   34          0.207           0.139           0.152           0.111           0.196           0.133
   35          0.215           0.146           0.158           0.118           0.203           0.141
   36          0.228           0.162           0.169           0.128           0.216           0.155
   37          0.242           0.177           0.180           0.138           0.229           0.169
   38          0.255           0.192           0.190           0.148           0.242           0.183
   39          0.269           0.208           0.201           0.159           0.255           0.198
   40          0.282           0.223           0.212           0.169           0.268           0.212
   41          0.296           0.238           0.223           0.179           0.281           0.226
   42          0.309           0.254           0.234           0.189           0.294           0.241

------------------
 * Rates for Face Amount Band 1 rates apply to the initial Face Amount if less than $100,000, and to any increase in face amount less than $100,000. Rates for Face Amount Bands 2-4 apply to the initial Face Amount if $100,000 or larger, and to any increase in face amount of $100,000 or larger.

** Based on the Insured's age on the Policy Date, or on the Effective Date of any increase in face amount, as appropriate.

                                  APPENDIX E

                            MONTHLY AMOUNT CHARGES
                          PER $1,000 OF FACE AMOUNT*


                      MALE                           FEMALE                          UNISEX
          -----------------------------   -----------------------------   ----------------------------
 ISSUE     FACE AMOUNT     FACE AMOUNT     FACE AMOUNT     FACE AMOUNT     FACE AMOUNT     FACE AMOUNT
 AGE**        BAND 1        BANDS 2-4         BAND 1        BANDS 2-4         BAND 1        BANDS 2-4
-------   -------------   -------------   -------------   -------------   -------------   ------------
   43          0.323           0.269           0.245           0.199           0.307           0.255
   44          0.336           0.284           0.255           0.209           0.320           0.269
   45          0.350           0.300           0.266           0.220           0.333           0.284
   46          0.375           0.321           0.281           0.236           0.356           0.304
   47          0.400           0.343           0.296           0.252           0.380           0.324
   48          0.426           0.364           0.311           0.268           0.403           0.345
   49          0.451           0.386           0.326           0.284           0.426           0.365
   50          0.477           0.407           0.341           0.300           0.450           0.386
   51          0.502           0.429           0.356           0.317           0.473           0.406
   52          0.527           0.450           0.371           0.333           0.496           0.427
   53          0.553           0.472           0.386           0.349           0.520           0.447
   54          0.578           0.493           0.401           0.365           0.543           0.467
   55          0.604           0.515           0.416           0.381           0.566           0.488
   56          0.652           0.556           0.450           0.410           0.611           0.527
   57          0.700           0.597           0.483           0.438           0.656           0.565
   58          0.747           0.639           0.516           0.467           0.701           0.604
   59          0.795           0.680           0.550           0.495           0.746           0.643
   60          0.843           0.721           0.583           0.524           0.791           0.682
   61          0.891           0.763           0.616           0.552           0.836           0.720
   62          0.939           0.804           0.650           0.581           0.881           0.759
   63          0.987           0.845           0.683           0.609           0.926           0.798
   64          1.035           0.887           0.716           0.638           0.971           0.837
   65          1.083           0.928           0.750           0.666           1.016           0.876
   66          1.191           1.000           0.816           0.721           1.116           0.944
   67          1.300           1.072           0.883           0.775           1.216           1.013
   68          1.408           1.144           0.950           0.830           1.316           1.081
   69          1.516           1.217           1.016           0.884           1.416           1.150
   70          1.625           1.289           1.083           0.939           1.516           1.219
   71          1.733           1.361           1.150           0.993           1.616           1.287
   72          1.841           1.433           1.216           1.048           1.716           1.356
   73          1.950           1.505           1.283           1.102           1.816           1.425
   74          2.058           1.577           1.350           1.157           1.916           1.493
   75          2.166           1.650           1.416           1.211           2.016           1.562
   76          2.283           1.710           1.504           1.257           2.127           1.619
   77          2.400           1.770           1.591           1.302           2.238           1.676
   78          2.516           1.830           1.679           1.348           2.349           1.733
   79          2.633           1.890           1.766           1.393           2.460           1.790
   80          2.750           1.950           1.854           1.439           2.570           1.847
   81          2.866           2.010           1.941           1.484           2.681           1.904
   82          2.983           2.070           2.029           1.530           2.792           1.962
   83          3.100           2.130           2.116           1.575           2.903           2.019
   84          3.216           2.190           2.204           1.621           3.014           2.076
   85          3.333           2.250           2.291           1.666           3.125           2.133

------------------
 * Rates for Face Amount Band 1 rates apply to the initial Face Amount if less than $100,000, and to any increase in face amount less than $100,000. Rates for Face Amount Bands 2-4 apply to the initial Face Amount if $100,000 or larger, and to any increase in face amount of $100,000 or larger.

** Based on the Insured's age on the Policy Date, or on the Effective Date of any increase in face amount, as appropriate.

                         UNDERTAKINGS TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities and Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that Section.



                             RULE 484 UNDERTAKING

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



            "REASONABLENESS" REPRESENTATION PURSUANT TO 26(e)(2)(A)
                     OF THE INVESTMENT COMPANY ACT OF 1940


     Depositor represents that the fees and charges deducted under the flexible premium variable life insurance policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ReliaStar Life Insurance Company.

                                  SIGNATURES


As required by the Securities Act of 1933, and the Investment Company Act of 1940, Registrant has caused this Pre-effective Amendment No. 1 to Form S-6 Registration Statement to be signed on its behalf, in the City of Minneapolis and State of Minnesota, on this 2nd day of April, 1999.


                                        SELECT*LIFE VARIABLE ACCOUNT
                                          (Registrant)

                                        By: RELIASTAR LIFE INSURANCE COMPANY
                                          (Depositor)


                                        By        /S/ JOHN G. TURNER
                                           -------------------------------------
                                                John G. Turner, Chairman
                                               and Chief Executive Officer

As required by the Securities Act of 1933, Depositor has caused this Pre-effective Amendment No. 1 to the Registration Statement to be signed on its behalf, in the City of Minneapolis and State of Minnesota, on this 2nd day of April, 1999.


                                        RELIASTAR LIFE INSURANCE COMPANY
                                          (Depositor)


                                        By        /S/ JOHN G. TURNER
                                           -------------------------------------
                                                John G. Turner, Chairman
                                               and Chief Executive Officer

As required by the Securities Act of 1933, this Pre-effective Amendment No. 1 to this Registration Statement has been signed on this 2nd day of April, 1999 by the following directors and officers of Depositor in the capacities indicated:




               SIGNATURE                                       TITLE
               ---------                                       -----
           /S/ JOHN G. TURNER             Chairman and Chief Executive Officer
 -------------------------------------
             John G. Turner


           /S/ JAMES R. MILLER            Senior Vice President, Chief Financial Officer
 -------------------------------------    and Treasurer
             James R. Miller

  *Richard R. Crowl        *Mark S. Jordahl              *James R. Miller
  *Michael J. Dubes        *Kenneth U. Kuk               *Robert C. Salipante
  *John H. Flittie         *Susan W. A. Mead             *John G. Turner
  *Wayne R. Huneke         *William R. Merriam



A majority of the Board of Directors

Stewart D. Gregg, by signing his name hereto, does hereby sign this document on behalf of each of the above-named directors of ReliaStar Life Insurance Company pursuant to powers of attorney duly executed by such persons.


                             /S/ STEWART D. GREGG
                      ----------------------------------------
                         Stewart D. Gregg, Attorney-In-Fact

                                    PART II

                      CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

     The Facing Sheet.


     The general form of Prospectus, consisting of 127 pages.


     Undertakings to file reports.

     Rule 484 Undertaking.

     Representation pursuant to Section 26(e)(2)(A).

     The signatures.

     Written consents of the following persons:

     1. Stewart D. Gregg, Esquire -- Filed as part of EX-99.2.

     2. Craig A. Krogstad, FSA, MAAA -- Filed as part of EX-99.C6.


     3. Auditor's Consent -- Filed as part of EX-99.C1.


   The following exhibits:

   1. The following exhibits correspond to those required by Paragraph A of the instructions as to exhibits in Form N-8B-2:


   A.   (1)    Resolutions of Board of Directors of Northwestern National
               Life Insurance Company ("NWNL") establishing the Select*Life
               Variable Account. (Filed as an Exhibit in S-6EL24 on December 23,
               1996, Accession Number 0000897899-96-000017, CIK 0000897899 and
               incorporated herein by reference.)


        (2)     Not applicable.


        (3)     (a)  General Distributor Agreement between Washington Square
                     Securities, Inc. and ReliaStar Life. (Filed as part of Select*Life Variable Account S-6EL24 on 12-23-96, Accession Number 0000897899-96-000017, CIK 0000897899 and
                     incorporated herein by reference.)

        (3)     (b)  Specimens of Selling Agreements. (Filed as part of
                     Select*Life Variable Account S-6EL24 on 12-23-96, Accession Number 0000897899-96-000017, CIK 0000897899 and
                     incorporated herein by reference.)


        (4) Not applicable.


        (5)     (a)  Form of Policy (Filed in S-6 on December 22, 1998, File No.
                     333-69431 and incorporated herein and by reference)

        (5)     (b)  Accelerated Benefit Rider (Filed in S-6 on December 22,
                     1998, File No. 333-69431 and incorporated herein and by reference)

        (5)     (c)  Children's Insurance Rider (Filed in S-6 on December 22,
                     1998, File No. 333-69431 and incorporated herein and by reference)

        (5)     (d)  Additional Insured Rider (Filed in S-6 on December 22,
                     1998, File No. 333-69431 and incorporated herein and by reference)

        (5)     (e)  Insured's Cost of Living Rider (Filed in S-6 on December
                     22, 1998, File No. 333-69431 and incorporated herein and by reference)

        (5)     (f)  Waiver of Monthly Deduction Rider (Filed in S-6 on December
                     22, 1998, File No. 333-69431 and incorporated herein and by reference)

        (5)     (g)  Accidental Death Benefit Rider (Filed in S-6 on December
                     22, 1998, File No. 333-69431 and incorporated herein and by reference)

        (5)     (h)  Waiver of Specified Premium Rider (Filed in S-6 on December
                     22, 1998, File No. 333-69431 and incorporated herein and by reference)

        (5)     (i)  Term Insurance Rider (Filed in S-6 on December 22, 1998,
                     File No. 333-69431 and incorporated herein and by reference)

        (5)     (j)  Extended Death Benefit Guarantee Rider (Filed in S-6 on
                     December 22, 1998, File No. 333-69431 and incorporated herein and by reference)


        (6)     (a)  Amended Articles of Incorporation of ReliaStar Life.*
                     (Filed as part of Select*Life Variable Account S-6EL24 on 12-23-96, Accession Number 0000897899-96-000017, CIK
                     0000897899 and incorporated herein by reference.)

        (6)     (b)  Amended By-Laws of ReliaStar Life.* (Filed as part of
                     Select*Life Variable Account S-6EL24 on 12-23-96, Accession Number 0000897899-96-000017, CIK 0000897899 and
                     incorporated herein by reference.)

        (7)     Not applicable.

        (8)     (a)  Participation Agreement with Fidelity's Variable Insurance
                     Products Fund and Fidelity Distributors Corporation and Amendments Nos. 1-8. (Filed as part of Select*Life Variable Account S-6EL24 on 12-23-96, Accession Number 0000897899-96-000017, CIK 0000897899 and incorporated herein by reference.)


        (8)     (b)  Form of Amendment No. 10 to Participation Agreement with
                     Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation.


        (8)     (c)  Participation Agreement with Fidelity's Variable Insurance
                     Products Fund II and Fidelity Distributors Corporation and Amendments Nos. 1-7. (Filed as part of Select*Life Variable Account S-6EL24 on 12-23-96, Accession Number 0000897899-96-000017, CIK 0000897899 and incorporated herein by reference.)


        (8)     (d)  Form of Amendment No. 9 to Participation Agreement with
                     Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation.

        (8)     (e)  Form of Service Agreement and Contract between ReliaStar
                     Life Insurance Company, WSSI, and Fidelity Investments Institutional Operations Company and Distributors Corporation dated January 1, 1997. (Filed in S-6EL24/A on March 31, 1997, File No. 333-18517, and incorporated herein by reference.)

        (8)     (f)  Participation Agreement with Putnam Capital Manager Trust and Putnam Mutual Funds Corp. and Amendments Nos. 1-2. (Filed in S-6EL24 on December 23, 1996, File No. 333-18517, and incorporated herein by reference.)

        (8)     (g)  Form of Service Agreement by and between ReliaStar Life
                     Insurance Company and Janus Capital Corporation. (Filed in 485BPOS on August 4, 1997, File No. 2-95392 and incorporated herein and by reference.)

        (8)     (h)  Form of Service Agreement by and between ReliaStar Life
                     Insurance Company and Fred Alger Management, Inc. (Filed in 485BPOS on August 4, 1997, File No. 2-95392 and incorporated herein and by reference.)

        (8)     (i)  Form of Service Agreement by and between ReliaStar Life
                     Insurance Company and OpCap Advisors. (Filed in 485BPOS on August 4, 1997, File No. 2-95392 and incorporated herein and by reference.)

        (8)     (j)  Form of Service Agreement by and between ReliaStar Life
                     Insurance Company and Neuberger Berman Management Incorporated ("NBMI"). (Filed in 485BPOS on August 4, 1997, File No. 2-95392 and incorporated herein and by reference.)

        (8)     (k)  Form of Participation Agreement by and among ReliaStar Life
                     Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc. (Filed in 485BPOS on August 4, 1997, File No. 2-95392 and incorporated herein and by reference.) Form of Amendment No. 1 to Participation Agreement by and among ReliaStar Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc.

        (8)     (l)  Form of Participation Agreement by and between ReliaStar
                     Life Insurance Company and Janus Aspen Series. (Filed in 485BPOS on August 4, 1997, File No. 2-95392 and incorporated herein and by reference.)

        (8)     (m)  Form of Participation Agreement by and between ReliaStar
                     Life Insurance Company and Fred Alger Management, Inc., (Filed in 485BPOS on August 4, 1997, File No. 2-95392 and incorporated herein and by reference.)

        (8)     (n)  Form of Participation Agreement by and between ReliaStar
                     Life Insurance Company and OpCap Advisors. (Filed in 485BPOS on August 4, 1997, File No. 2-95392 and incorporated herein and by reference.)


        (9)     Not applicable.


       (10)     (a)  Policy Application Form.

                (b)  Supplement to Policy Application Form.


   2. Opinion and consent of Stewart D. Gregg, Esquire, as to the legality of the Securities being registered. See EX-99.2.

   3.   Not applicable.

   4.   Not applicable.


        EX-99.C1.  Auditors' Consent.


        EX-99.C2.  Not applicable.

        EX-99.C3.  Not applicable.

        EX-99.C4.  See EX-99.2.

        EX-99.C5.  Not applicable.

        EX-99.C6.  Actuarial Opinion and Consent.

        EX-99.D1.  Memorandum describing the Company's issuance, transfer and redemption procedures for the Policies and the Company's procedure for conversion to a fixed benefit policy.


        EX-24. Powers of Attorney. (Filed as an Exhibit to Form S-6 on December 22, 1998, File No. 333-69431 and incorporated herein and by reference) Powers of Attorney.

                   Richard R. Crowl
                   Michael J. Dubes
                   John H. Flittie
                   Wayne R. Huneke

                   Mark S. Jordahl
                   Kenneth U. Kuk
                   Susan W. A. Mead
                   William R. Merriam
                   James R. Miller
                   Robert C. Salipante
                   John G. Turner